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                                                    ============================
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4417
                                   -----------------------

                           California Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            44 Montgomery Street, Suite 2100, San Francisco, CA 94104
--------------------------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)


--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727
                                                    --------------

Date of fiscal year end: August 31, 2008
                         ---------------

Date of reporting period: February 29, 2008
                          -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.

The Report to Shareholders is attached herewith.

                                                                CALIFORNIA
                                                                INVESTMENT TRUST
                                                                ----------------
                                                                FUND GROUP


Semi-Annual Report
----------------------------------------------
FEBRUARY 29, 2008


CALIFORNIA TAX-FREE INCOME FUND
CALIFORNIA INSURED INTERMEDIATE FUND
CALIFORNIA TAX-FREE MONEY MARKET FUND


U.S. GOVERNMENT SECURITIES FUND
SHORT-TERM U.S. GOVERNMENT BOND FUND
THE UNITED STATES TREASURY TRUST


S&P 500 INDEX FUND
S&P MIDCAP INDEX FUND
S&P SMALLCAP INDEX FUND
EQUITY INCOME FUND
EUROPEAN GROWTH & INCOME FUND
NASDAQ-100 INDEX FUND


                                                                  (800) 225-8778
                                                                WWW.CALTRUST.COM
                                                   EMAIL US AT INFO@CALTRUST.COM


--------------------------------------------------------------------------------
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of California Investment Trust Fund Group which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
                     ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
                                FEBRUARY 29, 2008
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, such as redemption fees. The Fund does not carry a sales load, nor does it charge redemption fees on shares held over seven days. Therefore, the information under the heading "Based on Hypothetical 5% Return before expenses" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included because of the timing of any redemptions, your costs would have been higher.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

                                                   Beginning Account Value   Ending Account Value     Expenses Paid
                                                      September 1, 2007        February 29, 2008      During Period
                                                  ------------------------- ---------------------- ------------------
CALIFORNIA TAX-FREE INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  994            $   3.52   (1)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021            $   3.57   (1)

CALIFORNIA INSURED INTERMEDIATE FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,020            $    3.42 (2)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022            $    3.42 (2)

CALIFORNIA TAX-FREE MONEY MARKET FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,014            $    2.65 (3)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022            $    2.66 (3)

U.S. GOVERNMENT SECURITIES FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,060            $    3.79 (4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021            $    3.72 (4)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,057            $    6.34 (4)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019            $    6.22 (4)

SHORT-TERM U.S. GOVERNMENT BOND FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,053            $    3.01 (5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022            $    2.97 (5)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,050            $    5.56 (5)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $    5.47 (5)

THE UNITED STATES TREASURY TRUST
Direct Shares
Based on Actual Fund Return                                 $1,000                  $1,016            $    2.66 (6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022            $    2.66 (6)
K Shares
Based on Actual Fund Return                                 $1,000                  $1,013            $    5.16 (6)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $    5.17 (6)

S&P 500 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  910            $    1.71 (7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,023            $    1.81 (7)

--------------------------------------------------------------------------------
                     ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
                         FEBRUARY 29, 2008 - (CONTINUED)

--------------------------------------------------------------------------------

                                                   Beginning Account Value   Ending Account Value    Expenses Paid
                                                      September 1, 2007        February 29, 2008     During Period
                                                  ------------------------- ---------------------- -----------------
S&P 500 INDEX FUND
K Shares
Based on Actual Fund Return                                 $1,000                  $  908             $  4.08 (7)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  4.32 (7)

S&P MIDCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  916             $  2.76 (8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022             $  2.92 (8)
K Shares
Based on Actual Fund Return                                 $1,000                  $  914             $  5.14 (8)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020             $  5.42 (8)

S&P SMALLCAP INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  876             $  3.45 (9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021             $  3.72 (9)
K Shares
Based on Actual Fund Return                                 $1,000                  $  873             $  5.77 (9)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019             $  6.22 (9)

EQUITY INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  913            $   4.19 (10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,021            $   4.42 (10)
K Shares
Based on Actual Fund Return                                 $1,000                  $  911            $   6.56 (10)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,018            $   6.92 (10)

EUROPEAN GROWTH & INCOME FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  955            $   4.86 (11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,020            $   5.02 (11)
K Shares
Based on Actual Fund Return                                 $1,000                  $  952            $   7.28 (11)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,018            $   7.53 (11)

NASDAQ-100 INDEX FUND
Direct Shares
Based on Actual Fund Return                                 $1,000                  $  879            $   3.08 (12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,022            $   3.32 (12)
K Shares
Based on Actual Fund Return                                 $1,000                  $  876            $   5.41 (12)
Based on Hypothetical 5% Return before expenses             $1,000                  $1,019            $   5.82 (12)

----------
(1) Expenses are equal to the Fund's expense ratio (0.71%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(2) Expenses are equal to the Fund's expense ratio (0.68%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(3) Expenses are equal to the Fund's expense ratio (0.53%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(4) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(5) Expenses are equal to the Fund's expense ratio (Direct Shares 0.59%; K Shares 1.09%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(6) Expenses are equal to the Fund's expense ratio (Direct Shares 0.53%; K Shares 1.03%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(7) Expenses are equal to the Fund's expense ratio (Direct Shares 0.36%; K Shares 0.86%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(8) Expenses are equal to the Fund's expense ratio (Direct Shares 0.58%; K Shares 1.08%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(9) Expenses are equal to the Fund's expense ratio (Direct Shares 0.74%; K Shares 1.24%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(10) Expenses are equal to the Fund's expense ratio (Direct Shares 0.88%; K Shares 1.38%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(11) Expenses are equal to the Fund's expense ratio (Direct Shares 1.00%; K Shares 1.50%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

(12) Expenses are equal to the Fund's expense ratio (Direct Shares 0.66%; K Shares 1.16%), for the fiscal year, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS (UNAUDITED)                 FEBRUARY 29, 2008
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND
                                                                                                                          Percentage
                                                                                                                           of Total
Security                                            Description                                                Value      Investment
------------------------------------------------------------------------------------------------------------------------------------
1  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY       Multiple Project Revenue Bonds; Series 1989              $4,117,588       3.6%
2  LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY     Bunker Hill Project; Series A                             3,858,560       3.4%
3  CALIFORNIA, STATE OF                             General Obligation Bonds; 2005                            3,800,920       3.3%
4  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY      Stanford University Revenue Bonds; Series P               3,284,940       2.9%
5  SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT    Sales Tax Revenue Refunding Bonds; Series 1990            3,280,961       2.9%
6  EAST SIDE UNION HIGH SCHOOL DISTRICT             Santa Clara County; Ref-2012 Crossover                    3,064,310       2.7%
7  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY      Revenue Bonds (Occidental College); Series 2005A          3,040,647       2.6%
8  LOS ANGELES COUNTY TRANSPORTATION COMMISSION     Sales Tax Revenue Refunding Bonds, 1991; Series B         2,989,570       2.6%
9  KERN HIGH SCHOOL DISTRICT                        Series General Obligation Refunding Bonds; 2004 Series A  2,859,019       2.5%
10 KERN HIGH SCHOOL DISTRICT                        General Obligation Refunding Bonds; 1996 Series A         2,777,643       2.4%


CALIFORNIA INSURED INTERMEDIATE FUND
                                                                                                                          Percentage
                                                                                                                           of Total
Security                                            Description                                                Value      Investment
------------------------------------------------------------------------------------------------------------------------------------
1    MONTEREY, COUNTY OF                            Certificates of Participation                             $641,220        4.0%
2    EASTERN MUNICIPAL WATER DISTRICT               Certificates of Participation; Series A                    578,551        3.6%
3    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY     San Juan Power Project 2002 Refunding; Series A            547,160        3.4%
4    FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT    General Obligation Refunding Bonds 2005                    544,625        3.4%
5    FRESNO, CITY OF                                Water System Revenue Refunding; Series A                   544,110        3.4%
6    BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY       Lease Revenue Refunding; Series A                          542,020        3.4%
7    NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT 2005 General Obligation Refunding Bonds                    539,655        3.4%
8    IMPERIAL IRRIGATION DISTRICT                   Certificates of Participation; 1997 Capital Projects       539,641        3.4%
9    CASTAIC LAKE WATER AGENCY                      Water System Improvement Projects; Series 2001A            537,880        3.4%
10   NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT General Obligation Bonds; 2002 Series A                    535,055        3.3%


CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                                                                                          Percentage
                                                                                                                           of Total
Security                                            Description                                                 Value     Investment
------------------------------------------------------------------------------------------------------------------------------------
1    BAY AREA TOLL AUTHORITY                        San Francisco Bay Area; Series B                         $4,100,000       5.2%
2    LOS ANGELES, COUNTY OF                         Tax and Revenue Anticipation Notes                        3,008,587       3.8%
3    EAST BAY MUNICIPAL UTILITY DISTRICT            Series B-1                                                3,000,000       3.8%
4    UNIVERSITY OF CALIFORNIA BOARD OF REGENTS      Commercial Paper Notes                                    3,000,000       3.8%
5    VENTURA, COUNTY OF                             Tax and Revenue Anticipation Notes                        2,005,800       2.5%
6    LOS ANGELES, CITY OF                           Tax and Revenue Anticipation Notes                        2,005,422       2.5%
7    SACRAMENTO, COUNTY OF                          Tax and Revenue Anticipation Notes                        2,004,163       2.5%
8    CALIFORNIA, STATE OF                           Revenue Anticipation Notes                                2,004,082       2.5%
9    CALIFORNIA, STATE OF                           General Obligation Bonds; Series C-1                      2,000,000       2.5%
10   CALIFORNIA, STATE OF                           Kindergarten-Univ; Series A-7                             2,000,000       2.5%


[BAR CHART]                                  [BAR CHART]                                [BAR CHART]

California Tax-Free Income Fund              California Insured Intermediate Fund       CALIFORNIA TAX-FREE MONEY MARKET FUND
Long Term Securities         97.1%           Long Term Securities         94.4%         Variable Rate Demand Notes           71.1%
Variable Rate Demand Notes    2.9%           Variable Rate Demand Notes    5.6%         Tax and Revenue Anticipation Notes   17.5%
                                                                                        Commercial Paper                     11.4%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)               FEBRUARY 29, 2008
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND

                                                                               Percentage
                                                                                of Total
                     Security                        Maturity       Value      Investment
-----------------------------------------------------------------------------------------
1    United States Treasury Bond                     5/15/2016   $3,826,173       13.8%
2    Government National Mortgage Association        4/15/2036    3,679,037       13.3%
3    Government National Mortgage Association II     7/20/2037    3,211,055       11.6%
4    United States Treasury Notes                    5/15/2008    2,103,282        7.6%
5    United States Treasury Bills                    3/20/2008    2,097,210        7.6%
6    Government National Mortgage Association II     7/20/2035    1,403,543        5.1%
7    Government National Mortgage Association II    12/20/2034    1,393,150        5.0%
8    United States Treasury Bills                    6/12/2008    1,293,399        4.7%
9    Government National Mortgage Association        2/15/2019    1,263,309        4.6%
10   Government National Mortgage Association        7/15/2020    1,232,297        4.5%

                                  [BAR CHART]

Affiliated Accounts                                  0.3%
Government National Mortgage Association            65.3%
United States Treasury Bills                        13.8%
United States Treasury Bonds                         7.6%
United States Treasury Notes                        13.0%

SHORT-TERM U.S. GOVERNMENT BOND FUND

                                                               Percentage
                                                                of Total
             Security                 Maturity      Value      Investment
-------------------------------------------------------------------------
1    United States Treasury Notes   5/15/2010    $1,274,626       11.0%
2    United States Treasury Notes   8/15/2009       943,172        8.2%
3    United States Treasury Notes   7/15/2010       735,930        6.4%
4    United States Treasury Notes   2/15/2010       636,141        5.5%
5    United States Treasury Notes   3/31/2009       618,703        5.4%
6    United States Treasury Notes   5/15/2009       519,883        4.5%
7    United States Treasury Notes   4/30/2009       517,032        4.5%
8    United States Treasury Notes   2/15/2009       513,360        4.4%
9    United States Treasury Notes   1/15/2009       506,876        4.4%
10   United States Treasury Notes   3/15/2009       505,391        4.4%

                                  [BAR CHART]

Affiliated Accounts                                       0.2%
Government National Mortgage Association                  6.1%
United States Treasury Notes                             91.1%
United States Treasury Bills                              2.6%

THE UNITED STATES TREASURY TRUST

                                                              Percentage
                                                               of Total
             Security               Maturity       Value      Investment
------------------------------------------------------------------------
1   United States Treasury Bills    03/19/04   $14,978,383       38.2%
2   United States Treasury Bills    05/07/04     9,547,074       24.3%
3   United States Treasury Bills    06/11/04     8,844,998       22.5%
4   United States Treasury Bills    04/02/04     5,883,313       15.0%

                                  [BAR CHART]

United States Treasury Bills           100.0%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)               FEBRUARY 29, 2008
--------------------------------------------------------------------------------

S&P 500 INDEX FUND

                                                      Percentage
                                                       of Total
Security                                   Value      Investment
----------------------------------------------------------------
Exxon Mobil Corp                        $4,031,173        4.1%
General Electric Co                      2,839,071        2.9%
Microsoft Corp                           1,850,470        1.9%
AT&T Inc                                 1,791,411        1.8%
Procter & Gamble Co                      1,742,983        1.8%
Chevron Corp                             1,557,887        1.6%
Johnson & Johnson                        1,512,753        1.5%
Bank of America Corp                     1,484,130        1.5%
Pfizer Inc                               1,300,083        1.3%
International Business Machines Corp     1,299,712        1.3%

                       [BAR CHART]

Basic Materials                              3.5%
Communications                              10.7%
Consumer, Cyclical                           7.5%
Consumer, Non-Cyclical                      21.1%
Diversified                                  0.1%
Energy                                      13.3%
Financial                                   16.8%
Industrial                                  12.1%
Technology                                  10.5%
United States Treasury Bills                 1.0%
Utilities                                    3.4%

S&P MIDCAP INDEX FUND
                                                     Percentage
                                                      of Total
Security                                  Value      Investment
---------------------------------------------------------------
United States Treasury Bills 4/3/08    $3,293,280        2.1%
Southwestern Energy Co                  1,630,750        1.0%
Intuitive Surgical Inc                  1,593,130        1.0%
Activision Inc                          1,165,265        0.7%
Denbury Resources Inc                   1,143,703        0.7%
Hologic Inc                             1,110,729        0.7%
Equitable Resources Inc                 1,097,822        0.7%
FMC Technologies Inc                    1,083,339        0.7%
Arch Coal Inc                           1,073,912        0.7%
Newfield Exploration Co                 1,065,290        0.7%

                       [BAR CHART]

Affiliated Accounts                          0.1%
Basic Materials                              6.2%
Communications                               4.7%
Consumer, Cyclical                          11.3%
Consumer, Non-Cyclical                      19.0%
Energy                                      11.0%
Financial                                   14.4%
Industrial                                  16.5%
Technology                                   8.2%
United States Treasury Bills                 2.4%
Utilities                                    6.2%

S&P SMALLCAP INDEX FUND

                                                     Percentage
                                                      of Total
Security                                  Value      Investment
---------------------------------------------------------------
United States Treasury Bills 4/3/08    $1,497,686        5.1%
United States Treasury Bills 5/8/08       598,031        2.0%
Shaw Group Inc/The                        318,295        1.1%
Cabot Oil & Gas Corp                      296,709        1.0%
Respironics Inc                           293,852        1.0%
Flir Systems Inc                          230,526        0.8%
Oceaneering International Inc             207,600        0.7%
Trimble Navigation Ltd                    199,582        0.7%
Pediatrix Medical Group Inc               198,954        0.7%
Helix Energy Solutions Group Inc          198,148        0.7%

                       [BAR CHART]

Affiliated Accounts                          0.1%
Basic Materials                              2.9%
Communications                               3.5%
Consumer, Cyclical                          14.0%
Consumer, Non-Cyclical                      16.5%
Corporate Bond                               0.1%
Energy                                       8.5%
Financial                                   13.9%
Industrial                                  20.6%
Technology                                   8.3%
United States Treasury Bills                 7.1%
Utilities                                    4.5%

--------------------------------------------------------------------------------
TOP HOLDINGS AND SECTOR BREAKDOWNS - (CONTINUED)               FEBRUARY 29, 2008
--------------------------------------------------------------------------------

EQUITY INCOME FUND

                                                   Percentage
                                                    of Total
Security                                 Value     Investment
-------------------------------------------------------------
Coca-Cola Co/The                       $847,670        3.9%
McDonald's Corp                         826,151        3.8%
Baxter International Inc                756,105        3.5%
Bank of America Corp                    755,696        3.5%
Wells Fargo & Co                        715,960        3.3%
United States Treasury Bills 5/8/08     697,703        3.2%
Exxon Mobil Corp                        673,109        3.1%
Devon Energy Corp                       601,117        2.7%
Apache Corp                             588,003        2.7%
McGraw-Hill Cos Inc/The                 539,376        2.5%

                       [BAR CHART]

Affiliated Accounts                          0.2%
Basic Materials                              4.4%
Communications                               4.6%
Consumer, Cyclical                           9.7%
Consumer, Non-Cyclical                      22.1%
Energy                                      15.1%
Financial                                   20.8%
Industrial                                   6.3%
Technology                                   6.8%
United States Treasury Bills                 4.1%
Utilities                                    5.9%

EUROPEAN GROWTH & INCOME FUND

                                           Percentage
                                            of Total
Security                         Value     Investment
-----------------------------------------------------
BP PLC ADR                     $699,039        5.0%
Total SA                        637,649        4.5%
Vodafone Group PLC ADR          635,995        4.5%
HSBC Holdings PLC ADR           621,941        4.4%
Nestle SA ADR                   590,835        4.2%
Nokia OYJ ADR                   573,567        4.1%
Royal Dutch Shell A PLC ADR     480,144        3.4%
Telefonica SA ADR               456,686        3.3%
Novartis AG ADR                 450,067        3.2%
GlaxoSmithKline PLC ADR         442,964        3.2%

                       [BAR CHART]

Affiliated Accounts                          0.4%
Basic Materials                              6.6%
Communications                              17.3%
Consumer, Cyclical                           2.1%
Consumer, Non-Cyclical                      18.5%
Energy                                      16.9%
Financial                                   28.5%
Industrial                                   3.8%
Technology                                   1.1%
Utilities                                    4.8%

NASDAQ-100 INDEX FUND

                                                    Percentage
                                                     of Total
Security                                 Value      Investment
--------------------------------------------------------------
Apple Inc                             $1,768,783       10.0%
Microsoft Corp                         1,018,300        5.8%
QUALCOMM Inc                             972,561        5.5%
Google Inc                               784,044        4.4%
Research In Motion Ltd                   673,558        3.8%
Cisco Systems Inc                        613,637        3.5%
Gilead Sciences Inc                      502,633        2.8%
Intel Corp                               474,930        2.7%
Oracle Corp                              465,902        2.6%
Teva Pharmaceutical Industries Ltd       354,972        2.0%

                       [BAR CHART]

Affiliated Accounts                          0.4%
Basic Materials                              0.8%
Communications                              28.1%
Consumer, Cyclical                           7.8%
Consumer, Non-Cyclical                      16.5%
Industrial                                   3.8%
Technology                                  39.8%
United States Treasury Bills                 2.8%

--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND  PORTFOLIO OF INVESTMENTS (UNAUDITED)  2/29/2008
--------------------------------------------------------------------------------

                                                                                                            VALUE
SECURITY DESCRIPTION                                                 PAR VALUE     RATE      MATURITY     (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (95.92%)
BAY AREA TOLL AUTHORITY
 San Francisco; Series F                                            $  500,000      5.00%    4/1/2031    $  480,130
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Water System Revenue Bonds, Central Valley J-1; Unrefunded          1,695,000      7.00%   12/1/2011     1,925,283
 Water System Revenue Bonds, Central Valley J-3; Unrefunded          2,070,000      7.00%   12/1/2011     2,351,230
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 Pomona College Refunding Revenue Bonds; Series 1999                 2,500,000      5.25%    1/1/2017     2,571,375
 Revenue Bonds (Occidental College); Series 2005A                    3,165,000      5.00%   10/1/2030     3,040,647
 Stanford University Revenue Bonds; Series P                         3,000,000      5.25%   12/1/2013     3,284,940
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 John Muir Health: Series A                                          3,000,000      5.00%   8/15/2036     2,656,050
 UniHealth America; Certificates of Participation; 1993 Series A     2,160,000      5.50%   10/1/2014     2,347,704
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series 2004A & B                           2,000,000      5.00%    7/1/2016     2,075,760
 Economic Recovery Bonds; Series B                                   2,000,000      3.50%    7/1/2023     2,007,640
 General Obligation Bonds                                            2,000,000      5.00%    6/1/2033     1,869,360
 General Obligation Bonds; 2005                                      4,000,000      5.00%    5/1/2027     3,800,920
 Variable Purpose                                                    2,000,000      5.00%    3/1/2028     1,902,860
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                     2,090,000      7.25%    8/1/2009     2,204,783
CONTRA COSTA WATER DISTRICT
 Water Revenue Bonds; Series E                                       1,715,000      6.25%   10/1/2012     1,821,604
CUCAMONGA COUNTY WATER DISTRICT
 Water Facilities and Refinancing, 2001                              1,080,000      5.00%    9/1/2016     1,110,974
EAST SIDE UNION HIGH SCHOOL DISTRICT
 Santa Clara County; Ref-2012 Crossover                              2,975,000      5.25%    9/1/2023     3,064,310
ELSINORE VALLEY MUNICIPAL WATER DISTRICT
 Certificates of Participation                                       1,000,000      6.00%    7/1/2012     1,037,260
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 Election 1999; Series C                                             2,000,000      0.00%    8/1/2027       596,180
KERN HIGH SCHOOL DISTRICT
 General Obligation Refunding Bonds; 1996 Series A                   2,555,000      6.60%    8/1/2016     2,777,643
 Series General Obligation Refunding Bonds; 2004 Series A            2,890,000      5.00%    8/1/2026     2,859,019
LA QUINTA REDEVELOPMENT AGENCY
 Redevelopment Project Area No.2; Series 1994                        1,015,000      7.30%    9/1/2009     1,070,429
LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
 Bunker Hill Project; Series A                                       4,000,000      5.00%   12/1/2027     3,858,560
LOS ANGELES CONVENTION & EXHIBIT CENTER AUTHORITY
 Lease Revenue Bonds; 1993 Series A                                  2,500,000      6.00%   8/15/2010     2,680,300
LOS ANGELES, COUNTY OF
 Certificates of Participation                                       1,060,000      5.00%   12/1/2010     1,110,944
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Sales Tax Revenue Refunding Bonds, 1991; Series B                   2,865,000      6.50%    7/1/2010     2,989,570
LOS ANGELES UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1997 Series A                             2,450,000      6.00%    7/1/2014     2,776,022
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                            2,000,000      5.00%    6/1/2028     2,032,780
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Water System Revenue Bonds, 2005 Series A                           2,000,000      5.00%    3/1/2016     2,132,720
M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
 San Juan Project Refunding Revenue Bonds; Series F                  1,500,000      6.13%    7/1/2013     1,597,485
NOVATO UNIFIED SCHOOL DISTRICT
 General Obligation bonds; Election 2001; Series 2005                2,000,000      5.00%    8/1/2028     1,957,340
OAKLAND REDEVELOPMENT AGENCY
 Central District Redevelopment Project; Series 1992                 2,000,000      5.50%    2/1/2014     2,111,200
 Central District Redevelopment Project; Series 2005                 1,000,000      5.00%    9/1/2022       956,920
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
 Gas Revenue Bonds; Series 2007                                      1,000,000      5.00%   2/15/2024       885,020
ROSEVILLE WOODCREEK WEST
 Special Tax Refunding; Series 2005                                  1,000,000      5.00%    9/1/2030       935,900
SACRAMENTO CITY FINANCING AUTHORITY
 Capital Improvement: Series A                                       2,000,000      5.00%   12/1/2036     1,883,700
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN AUTH.
 Special Tax Revenue Bonds; 1996 Series A                            1,575,000      6.00%    9/1/2016     1,790,129
SAN FRANCISCO BAY AREA RAPID TRANSIT DISTRICT
 Sales Tax Revenue Refunding Bonds; Series 1990                      2,950,000      6.75%    7/1/2011     3,280,961
SAN MARINO UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; 1998 Series B                             1,440,000      5.25%    7/1/2016     1,570,219

                 See accompanying notes to financial statements


-----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE INCOME FUND          PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)            2/29/2008
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                   VALUE
SECURITY DESCRIPTION                                                     PAR VALUE      RATE       MATURITY       (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------
SANTA ANA UNIFIED SCHOOL DISTRICT
 General Obligation Bonds; Series 2000                                  $2,500,000   5.70%         8/1/2022    $  2,576,900
SANTA CLARA COUNTY FINANCING AUTHORITY
 Lease Revenue Refunding Bonds; 1997 Series A                            2,000,000   6.00%       11/15/2012       2,204,800
 Lease Revenue Refunding Bonds; 1997 Series A                            1,750,000   5.75%       11/15/2013       1,926,908
SANTA CLARA REDEVELOPMENT AGENCY
 Bayshore North Project, 1992 Tax Allocation Refunding Bonds             2,560,000   7.00%         7/1/2010       2,672,410
SANTA MARGARITA-DANA POINT AUTHORITY
 Improvement District; 1994 Series A                                     1,045,000   7.25%         8/1/2010       1,148,006
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
 Election 2004; Capital Appreciation Bonds                               2,500,000   0.00%         8/1/2029         667,525
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
 Election 2006; Series A                                                 2,000,000   5.00%         8/1/2032       1,909,820
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
 Election 2002; Series B                                                 1,000,000   5.00%         8/1/2027         984,090
SONOMA, COUNTY OF
 Certificates of Participation; 2002 Series A                            1,815,000   5.00%       11/15/2012       1,924,517
SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
 Installment Sale Revenue Bonds; Series 1992                             2,400,000   6.00%         8/1/2011       2,538,048
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Multiple Project Revenue Bonds; Series 1989                             3,585,000   6.75%         7/1/2013       4,117,588
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 UC San Diego Medical Center; Series 2000                                2,500,000   5.13%        12/1/2016       2,632,475
VAL VERDE UNIFIED SCHOOL DISTRICT
 Refunding and School Construction Project; 2005 Series B                  635,000   5.00%         1/1/2024         682,854
 School Construction Project; Unrefunded; 2005 Series B                  1,345,000   5.00%         1/1/2024       1,296,432
WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
 Election 2004; Series A                                                 2,000,000   5.00%         8/1/2030       1,939,599
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 Election 2001; Capital Appreciation Bonds, Series B                     3,595,000   0.00%         9/1/2029       1,035,970
                                                                                                               ------------
Total Long-Term Securities (Cost $112,317,757)                                                                  111,663,813
                                                                                                               ------------
VARIABLE RATE DEMAND NOTES* (2.87%)

BAY AREA TOLL AUTHORITY
 San Francisco Bay Area; Series B                                          400,000   3.15%         3/6/2008         400,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Series B-5                                                                200,000   2.74%         3/3/2008         200,000
 Series D-3                                                              1,000,000   4.00%        3/12/2008       1,000,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
 The J. Paul Getty Trust                                                   500,000   3.75%         3/3/2008         500,000
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series C-2                                       100,000   2.74%         3/3/2008         100,000
 Economic Recovery Bonds; Series C-3                                       100,000   2.74%         3/3/2008         100,000
 Series A-3                                                                300,000   2.74%         3/3/2008         300,000
IRVINE, CITY OF
 Limited Obligation Improvement Bonds, Assessment District No. 93-14       141,000   2.72%         3/3/2008         141,000
IRVINE RANCH WATER DISTRICT
 Nos. 105, 140, 240, & 250                                                 100,000   2.72%         3/3/2008         100,000
WESTERN RIVERSIDE, COUNTY OF
 Regional Wastewater Treatment                                             500,000   2.90%         3/3/2008         500,000
                                                                                                               ------------
Total Variable Rate Demand Notes (Cost $3,341,000)                                                                3,341,000
                                                                                                               ------------
Total Investments (Cost $115,658,757) (a) (98.79%)                                                              115,004,813
Other Net Assets (1.21%)                                                                                          1,414,082
                                                                                                               ------------
Net Assets (100.00%)                                                                                           $116,418,895
                                                                                                               ============
(a) Aggregate cost for federal income tax purposes is $115,073,028.
At February 29, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation                                                                                        $  4,212,242
Unrealized depreciation                                                                                          (4,280,457)
                                                                                                               ------------
Net unrealized appreciation (depreciation)                                                                     $    (68,215)
                                                                                                               ============

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND            PORTFOLIO OF INVESTMENTS (UNAUDITED)              2/29/2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                               VALUE
SECURITY DESCRIPTION                                                    PAR VALUE     RATE      MATURITY      (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
LONG-TERM SECURITIES (93.24%)
ANAHEIM PUBLIC FINANCIAL AUTHORITY
 Convention Center Project; Series A                                    $500,000       5.25%    8/1/2013    $   531,605
BEVERLY HILLS PUBLIC FINANCIAL AUTHORITY
 Lease Revenue Refunding; Series A                                       500,000       5.25%    6/1/2013        542,020
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
 University of San Francisco Revenue Bonds; Series 1996                  500,000       5.60%   10/1/2010        533,295
CALIFORNIA STATE PUBLIC WORKS BOARD
 CA State Prison - Lassen County; 2001 Series A                          400,000       5.25%    6/1/2011        421,376
 Lease Revenue Refunding Bonds; 2001 Series A                            500,000       5.25%    6/1/2012        527,505
CASTAIC LAKE WATER AGENCY
 Water System Improvement Projects; Series 1994A                         300,000       7.25%    8/1/2009        316,476
 Water System Improvement Projects; Series 2001A                         500,000       6.00%    8/1/2012        537,880
CENTRAL VALLEY SCHOOL DISTRICTS FINANCING AUTHORITY
 General Obligation Refi. Bonds; Series C                                400,000       6.15%    2/1/2009        413,172
CHAFFEY UNION HIGH SCHOOL DISTRICT
 General Obligation Bonds; Series C                                      500,000       5.00%    5/1/2012        534,265
EASTERN MUNICIPAL WATER DISTRICT
 Certificates of Participation; Series A                                 550,000       5.25%    7/1/2012        578,551
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
 General Obligation Refunding Bonds 2005                                 500,000       5.50%    8/1/2012        544,625
FRESNO, CITY OF
 Water System Revenue Refunding; Series A                                500,000       6.00%    6/1/2011        544,110
IMPERIAL IRRIGATION DISTRICT
 Certificates of Participation; 1997 Capital Projects                    530,000       5.20%   11/1/2009        539,641
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
 Sales Tax Revenue Bonds; Series A                                       500,000       5.50%    7/1/2008        505,125
LOS ANGELES DEPARTMENT OF WATER AND POWER
 Power Project Revenue Bond; 2001 Series A                               500,000       5.25%    7/1/2014        524,265
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Election of 2004; Series F                                              500,000       5.00%    7/1/2010        519,760
LOS ANGELES, COUNTY OF
 Pension Obligation Certificates; Series A                               400,000       6.90%   6/30/2008        405,844
MONTEREY, COUNTY OF
 Certificates of Participation                                           600,000       5.25%    8/1/2014        641,220
NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
 2005 General Obligation Refunding Bonds                                 500,000       5.00%    8/1/2014        539,655
 General Obligation Bonds; 2002 Series A                                 500,000       5.00%    8/1/2012        535,055
OAKLAND JOINT POWERS FINANCING AUTHORITY
 Convention Centers; Series 2001                                         500,000       5.50%   10/1/2012        526,745
ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
 Measure M Sales Tax Revenue 2nd Series, Series A                        325,000       5.00%   2/15/2009        332,758
SAN BERNARDINO, COUNTY OF
 Certificates of Participation; Series 2002 A                            500,000       5.00%    7/1/2015        527,595
SAN DIEGO PUBLIC FACILITIES FINANCING AUTHORITY
 Sewer Revenue Refunding Bonds; Series A                                 500,000       5.10%   5/15/2010        505,770
SAN FRANCISCO AIRPORT COMMISSION
 San Francisco International Airport Revenue Second; Series B            450,000       5.50%    5/1/2009        456,777
SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
 Water Revenue Refunding Bonds; Series B                                 500,000       5.00%   11/1/2013        527,695
SANTA CLARA COUNTY FINANCING AUTHORITY
 Water Revenue Refunding Bonds; Series B                                 400,000       5.50%   5/15/2010        421,728
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 San Juan Power Project 2002 Refunding; Series A                         500,000       5.50%    1/1/2013        547,160
THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
 Multiple Purpose Projects; Series O                                     500,000       5.75%    9/1/2010        534,275
WALNUT, CITY OF
 Public Financing Authority Tax Allocation                               500,000       5.38%    9/1/2013        531,864
                                                                                                            -----------
Total Long-Term Securities (Cost $15,057,112)                                                                15,147,812
                                                                                                            -----------
VARIABLE RATE DEMAND NOTES* (5.54%)

CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Series B-4                                                              100,000       3.85%    3/3/2008        100,000
 Series D-3                                                              500,000       4.00%   3/12/2008        500,000
IRVINE, CITY OF
 Limited Obligation Improvement Bonds, Assessment District No. 97-16     100,000       2.89%    3/3/2008        100,000
 Limited Obligation Improvement Bonds, Assessment District No. 93-14     100,000       2.72%    3/3/2008        100,000

                 See accompanying notes to financial statements

---------------------------------------------------------------------------------------------------------------------
CALIFORNIA INSURED INTERMEDIATE FUND        PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)          2/29/2008
---------------------------------------------------------------------------------------------------------------------

                                                                                                           VALUE
SECURITY DESCRIPTION                                                 PAR VALUE     RATE     MATURITY      (NOTE 1)
---------------------------------------------------------------------------------------------------------------------
ORANGE COUNTY SANITATION DISTRICT
 Series B                                                           $100,000    2.90%      3/3/2008     $   100,000
                                                                                                        -----------
Total Variable Rate Demand Notes (Cost $900,000)                                                            900,000
                                                                                                        -----------
Total Investments (Cost $15,957,112) (a) (98.78%)                                                        16,047,812
Other Net Assets (1.22%)                                                                                    197,518
                                                                                                        -----------
Net Assets (100.00%)                                                                                    $16,245,330
                                                                                                        ===========
(a) Aggregate cost for federal income tax purposes is $15,957,112.
At February 29, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation                                                                                 $   138,634
Unrealized depreciation                                                                                     (47,934)
                                                                                                        -----------
Net unrealized appreciation (depreciation)                                                              $    90,700
                                                                                                        ===========

*     Stated maturity reflects next reset date.

------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND           PORTFOLIO OF INVESTMENTS (UNAUDITED)        2/29/2008
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     VALUE
SECURITY DESCRIPTION                                                           PAR VALUE      RATE     MATURITY     (NOTE 1)
------------------------------------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* (70.61%)
ABAG FINANCIAL AUTHORITY FOR NON-PROFIT CORPS
 Revenue Bonds                                                                $1,475,000       2.85%  3/6/2008    $1,475,000
BAY AREA TOLL AUTHORITY
 San Francisco Bay Area; Series B                                              1,000,000       3.15%  3/6/2008     1,000,000
 San Francisco Bay Area; Series B                                              4,100,000       3.15%  3/6/2008     4,100,000
CALIFORNIA DEPARTMENT OF WATER RESOURCES
 Power Supply Revenue Bonds; Series C-8                                        2,000,000       3.00%  3/6/2008     2,000,000
 Series B-5                                                                    1,370,000       2.74%  3/3/2008     1,370,000
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
 Health Facility - Catholic West                                                 100,000       2.82%  3/5/2008       100,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
 The J. Paul Getty Trust                                                       1,200,000       3.75%  3/3/2008     1,200,000
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
 Cathedral High School Project                                                 1,000,000       2.60%  3/5/2008     1,000,000
 Gemological Institute of America; Special Tax; Series 2001                    1,900,000       4.00%  3/6/2008     1,900,000
CALIFORNIA, STATE OF
 Economic Recovery Bonds; Series C-2                                             100,000       2.74%  3/3/2008       100,000
 Economic Recovery Bonds; Series C-3                                             200,000       2.74%  3/3/2008       200,000
 General Obligation Bonds; Series A-2                                            800,000       3.85%  3/3/2008       800,000
 General Obligation Bonds; Series A-3                                            200,000       2.74%  3/3/2008       200,000
 General Obligation Bonds; Series C-1                                          2,000,000       2.85%  3/6/2008     2,000,000
 Kindergarten-Univ; Series A-7                                                 2,000,000       2.85%  3/6/2008     2,000,000
 Kindergarten-Univ; Series B-3                                                 1,600,000       2.89%  3/3/2008     1,600,000
EAST BAY MUNICIPAL UTILITY DISTRICT
 Series B-1                                                                    3,000,000       7.00%  3/5/2008     3,000,000
IRVINE RANCH WATER DISTRICT
 Consolidated Series 1991; Districts 105, 250, 290                               400,000       3.60%  3/3/2008       400,000
 General Obligation; Consolidated Series                                         130,000       3.60%  3/3/2008       130,000
 General Obligation; Consolidated Series 1993                                    950,000       2.89%  3/3/2008       950,000
IRVINE, CITY OF
 Limited Obligation Improvement Bonds, Assessment District 00-18; Series A       200,000       2.89%  3/3/2008       200,000
 Limited Obligation Improvement Bonds, Assessment District 89-10                 400,000       2.91%  3/3/2008       400,000
 Limited Obligation Improvement Bonds, Assessment District 93-14               1,449,000       2.72%  3/3/2008     1,449,000
 Limited Obligation Improvement Bonds, Assessment District 94-15               1,300,000       2.89%  3/3/2008     1,300,000
 Limited Obligation Improvement Bonds, Assessment District 97-16                 900,000       2.89%  3/3/2008       900,000
LOS ANGELES COUNTY HOUSING AUTHORITY
 Rowland Heights Preservation; Series A                                        1,385,000       3.00%  3/5/2008     1,385,000
LOS ANGELES WASTEWATER SYSTEMS
 Series A                                                                        975,000       5.50%  3/6/2008       975,000
LOS ANGELES COUNTY TRANSPORTATION COMMISSION
 Tax Refunding Bonds; Series A                                                 2,000,000       7.00%  3/5/2008     2,000,000
LOS ANGELES UNIFIED SCHOOL DISTRICT
 Belmont Learning Complex; Series A                                            1,240,000       0.85%  3/5/2008     1,240,000
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
 Series B-1                                                                      700,000       2.89%  3/3/2008       700,000
 Series C-2                                                                      900,000       3.75%  3/3/2008       900,000
 Water Revenue Refunding Bonds; 1996 Series A                                  1,685,000       5.00%  3/6/2008     1,685,000

                 See accompanying notes to financial statements

------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND        PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)            2/29/2008
------------------------------------------------------------------------------------------------------------------------


                                                                                                               VALUE
SECURITY DESCRIPTION                                                   PAR VALUE      RATE      MATURITY      (NOTE 1)
------------------------------------------------------------------------------------------------------------------------
ORANGE COUNTY HOUSING AUTHORITY
 Lantern Pines PJ-CC                                                  $1,260,000   2.75%        3/5/2008    $ 1,260,000
 Revenue Bonds, Village Niguel, Issue AA of 1985                       1,800,000   2.75%        3/5/2008      1,800,000
ORANGE COUNTY SANITATION DISTRICT
 Refunding Certificates of Participation; Series 1993                    300,000   3.90%        3/3/2008        300,000
 Series A                                                              1,080,000   2.90%        3/3/2008      1,080,000
 Series B                                                                600,000   2.90%        3/3/2008        600,000
RIVERSIDE, COUNTY OF
 Community Facilities District 89-5, Special Tax                       2,000,000   7.30%        3/5/2008      2,000,000
SAN FRANCISCO CITY & COUNTY FINANCE CORP.
 Moscone Center Expansion Project; Series 2000-3                       1,985,000   5.10%        3/6/2008      1,985,000
SAN FRANCISCO, CITY AND COUNTY
 Laguna Honda Hospital; Series B                                       1,495,000   5.10%        3/6/2008      1,495,000
SAN JOSE - SANTA CLARA CLEAN WATER FINANCING AUTHORITY
 Variable Rate Sewer Revenue Refunding Bonds Series 2005B                400,000   2.78%        3/5/2008        400,000
SANTA ANA HOUSING AUTHORITY
 Harbor Pointe Apartments; 1995 Series A                               1,720,000   2.85%        3/6/2008      1,720,000
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
 Southern Transmission                                                   500,000   2.85%        3/5/2008        500,000
TRACY, CITY OF
 Sycamore: 7/03                                                        1,000,000   2.85%        3/6/2008      1,000,000
TUSTIN, CITY OF
 Reassessment District No. 95-2; Series A                                800,000   2.89%        3/3/2008        800,000
WESTERN RIVERSIDE COUNTY REGIONAL WASTEWATER AUTHORITY
 Regional Wastewater Treatment Bonds, 1996                               500,000   2.90%        3/3/2008        500,000
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
 School Facility Bridge Funding Program                                2,000,000   2.85%        3/6/2008      2,000,000
                                                                                                            -----------
Total Variable Rate Demand Notes (Cost $56,099,000)                                                          56,099,000
                                                                                                            -----------
TAX AND REVENUE ANTICIPATION NOTES (17.35%)

CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY
 2007-2008; Series A                                                   1,750,000   4.25%        7/1/2008      1,753,542
CALIFORNIA, STATE OF
 Revenue Anticipation Notes                                            2,000,000   4.00%       6/30/2008      2,004,082
LOS ANGELES, CITY OF
 Tax and Revenue Anticipation Notes                                    2,000,000   4.50%       6/30/2008      2,005,422
LOS ANGELES, COUNTY OF
 Tax and Revenue Anticipation Notes                                    3,000,000   4.50%       6/30/2008      3,008,587
SACRAMENTO, COUNTY OF
 Tax and Revenue Anticipation Notes                                    2,000,000   4.25%        7/9/2008      2,004,163
SAN DIEGO COUNTY AND SCHOOL DISTRICT
 Series A                                                              1,000,000   4.50%       6/30/2008      1,002,914
VENTURA, COUNTY OF
 Tax and Revenue Anticipation Notes                                    2,000,000   4.50%        7/1/2008      2,005,800
                                                                                                            -----------
Total Tax & Revenue Anticipation Notes (Cost $13,784,510)                                                    13,784,510
                                                                                                            -----------
COMMERCIAL PAPER (11.33%)

CHINO BASIN
 Certificates of Participation                                         2,000,000   2.65%        5/5/2008      2,000,000
CONTRA COSTA COUNTY WATER
 Certificates of Participation                                         2,000,000   2.75%        3/5/2008      2,000,000
RIVERSIDE COUNTY TEETER
 Commercial Paper Notes                                                2,000,000   1.65%        4/1/2008      2,000,000
UNIVERSITY OF CALIFORNIA BOARD OF REGENTS
 Commercial Paper Notes                                                3,000,000   2.55%        4/2/2008      3,000,000
                                                                                                            -----------
Total Commercial Paper (Cost $9,000,000)                                                                      9,000,000
                                                                                                            -----------
Total Investments (Cost $78,883,510) (a) (99.29%)                                                            78,883,510
Other Net Assets (0.71%)                                                                                        565,731
                                                                                                            -----------
Net Assets (100.00%)                                                                                        $79,449,241
                                                                                                            ===========
(a) Aggregate cost for federal income tax purposes is $78,883,510.

*     Stated maturity reflects next reset date.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND          PORTFOLIO OF INVESTMENTS (UNAUDITED)           2/29/2008
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY DESCRIPTION                                                  PAR VALUE          RATE          MATURITY      (NOTE 1)
--------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (64.96%)
                                                                     $   89,606              6.000%    4/15/2014   $    92,864
                                                                        136,035              6.000%    4/15/2014       140,981
                                                                        141,212              6.000%    4/15/2016       146,404
                                                                        124,023              6.500%    4/15/2016       129,921
                                                                        108,998              6.000%    5/15/2016       113,005
                                                                        776,478              5.000%    2/15/2018       789,424
                                                                        522,576              5.000%    4/15/2018       531,289
                                                                        907,749              5.000%    9/15/2018       922,884
                                                                          9,286             10.000%    9/15/2018        11,138
                                                                         28,013              9.000%   10/15/2018        30,754
                                                                      1,006,778              5.000%    1/15/2019     1,023,749
                                                                      1,242,367              5.000%    2/15/2019     1,263,309
                                                                      1,212,436              5.000%    7/15/2020     1,232,297
                                                                        578,563              5.500%    1/15/2025       604,307
                                                                        637,902              6.000%    1/15/2026       663,481
                                                                      1,389,745              4.750%   12/20/2034     1,393,150
                                                                      1,356,324              4.750%    7/20/2035     1,403,543
                                                                        663,007              4.500%    8/20/2035       679,927
                                                                      3,595,773              5.500%    4/15/2036     3,679,037
                                                                      3,093,758              4.500%    7/20/2037     3,211,055
                                                                                                                   -----------
Total Government National Mortgage Association (Cost $17,627,999)                                                   18,062,519
                                                                                                                   -----------
United States Treasury Bonds (13.76%)
                                                                      3,000,000              7.250%    5/15/2016     3,826,173
                                                                                                                   -----------
Total United States Treasury Bonds (Cost $3,531,743)                                                                 3,826,173
                                                                                                                   -----------
United States Treasury Notes (7.56%)
                                                                      2,100,000              2.625%    5/15/2008     2,103,282
                                                                                                                   -----------
Total United States Treasury Notes (Cost $2,093,533)                                                                 2,103,282
                                                                                                                   -----------
United States Treasury Bills (12.91%)
                                                                      2,100,000     2.025% - 2.779%    3/20/2008     2,097,210
                                                                        200,000              2.242%     5/8/2008       199,344
                                                                      1,300,000     2.194% - 2.211%    6/12/2008     1,293,398
                                                                                                                   -----------
Total United States Treasury Bills (Cost $3,588,352)                                                                 3,589,952
                                                                                                                   -----------
Money Fund (0.33%)
 The United States Treasury Trust (b)                                    92,370                                         92,370
Total Investments (Cost $26,933,997) (a) (99.52%)                                                                   27,674,296
Other Net Assets (0.48%)                                                                                               134,051
                                                                                                                   -----------
Net Assets (100.00%)                                                                                               $27,808,347
                                                                                                                   ===========
(a) Aggregate cost for federal income tax purposes is $26,933,997.
At February 29, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation                                                                                            $   793,776
Unrealized depreciation                                                                                                (53,477)
                                                                                                                   -----------
Net unrealized appreciation (depreciation)                                                                         $   740,299
                                                                                                                   ===========

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND         PORTFOLIO OF INVESTMENTS            (UNAUDITED) 2/29/2008
-----------------------------------------------------------------------------------------------------------------

                                                                                                         VALUE
SECURITY DESCRIPTION                                              PAR VALUE      RATE      MATURITY     (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
Government National Mortgage Association (6.04%)
                                                                  $265,307       5.000%    6/20/2034   $266,649
                                                                   436,482       4.750%   11/20/2034    437,598
                                                                                                       --------
Total Government National Mortgage Association (Cost $706,858)                                          704,247
                                                                                                       --------
United States Treasury Notes (90.35%)
                                                                   500,000       3.250%    1/15/2009    506,876
                                                                   500,000       4.500%    2/15/2009    513,360
                                                                   500,000       2.625%    3/15/2009    505,391
                                                                   600,000       4.500%    3/31/2009    618,703
                                                                   500,000       4.500%    4/30/2009    517,032
                                                                   500,000       4.875%    5/15/2009    519,883

                 See accompanying notes to financial statements

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT BOND FUND     PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)           2/29/2008
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               VALUE
SECURITY DESCRIPTION                                                  PAR VALUE      RATE      MATURITY       (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
                                                                     $  400,000      4.000%    6/15/2009    $   412,688
                                                                        300,000      3.625%    7/15/2009        308,555
                                                                        200,000      3.500%    8/15/2009        205,656
                                                                        900,000      4.875%    8/15/2009        943,172
                                                                        100,000      3.375%    9/15/2009        102,766
                                                                        100,000      3.375%   10/15/2009        102,899
                                                                        400,000      4.625%   11/15/2009        420,375
                                                                        300,000      3.125%   11/30/2009        307,805
                                                                        100,000      3.500%   12/15/2009        103,367
                                                                        300,000      3.625%    1/15/2010        311,156
                                                                        300,000      6.500%    2/15/2010        327,867
                                                                        600,000      4.750%    2/15/2010        636,141
                                                                        300,000      4.000%    3/15/2010        314,321
                                                                        200,000      4.000%    4/15/2010        209,781
                                                                        300,000      3.875%    5/15/2010        314,391
                                                                      1,200,000      4.500%    5/15/2010      1,274,626
                                                                        700,000      3.875%    7/15/2010        735,929
                                                                        300,000      4.375%   12/15/2010        320,952
                                                                                                            -----------
Total United States Treasury Notes (Cost $10,088,321)                                                        10,533,692
                                                                                                            -----------
United States Treasury Bills (2.57%)
                                                                        200,000      2.779%     4/3/2008        199,586
                                                                        100,000      2.211%    6/12/2008         99,492
                                                                                                            -----------
Total United States Treasury Bills (Cost $298,968)                                                              299,078
                                                                                                            -----------
Money Fund (0.21%)
 The United States Treasury Trust (b)                                    24,127                                  24,127
Total Investments (Cost $11,118,274) (a) (99.17%)                                                            11,561,144
Other Net Assets (0.83%)                                                                                         96,348
                                                                                                            -----------
Net Assets (100.00%)                                                                                        $11,657,492
                                                                                                            ===========
(a) Aggregate cost for federal income tax purposes is $11,120,249.
At February 29, 2008, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
Unrealized appreciation                                                                                     $   444,420
Unrealized depreciation                                                                                          (3,525)
                                                                                                            -----------
Net unrealized appreciation (depreciation)                                                                  $   440,895
                                                                                                            ===========

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

THE UNITED STATES TREASURY TRUST PORTFOLIO OF INVESTMENTS (UNAUDITED)  2/29/2008

                                                                                                             VALUE
SECURITY DESCRIPTION                                       PAR VALUE           RATE           MATURITY     (NOTE 1)
------------------------------------------------------- -------------- -------------------- ----------- --------------
United States Treasury Bills (100.34%)
                                                         $15,000,000    2.172% - 3.211%      3/20/2008   $14,978,383
                                                           5,900,000    2.078% - 3.254%       4/3/2008     5,883,313
                                                           9,600,000    2.111% - 3.030%       5/8/2008     9,547,074
                                                           8,900,000             2.211%      6/12/2008     8,844,998
                                                                                                         -----------
Total United States Treasury Bills (Cost $39,253,768)                                                     39,253,768
                                                                                                         -----------
Total Investments (Cost $39,253,768) (a) (100.34%)                                                        39,253,768
Other Net Liabilities (-0.34%)                                                                              (134,866)
                                                                                                         -----------
Net Assets (100.00%)                                                                                     $39,118,902
                                                                                                         ===========

(a)   Aggregate cost for federal income tax purposes is $39,253,768.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND         PORTFOLIO OF INVESTMENTS (UNAUDITED)        2/29/2008
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                    SHARES         (NOTE 1)
----------------------------------------------------------------------
        Common Stock (98.81%)
        Basic Materials (3.54%)
        Air Products & Chemicals Inc        1,787    $         163,207
        Alcoa Inc                           7,434              276,099
        Allegheny Technologies Inc            854               66,057
        Ashland Inc                           431               19,037
        Dow Chemical Co/The                 7,985              300,955
        Eastman Chemical Co                   710               46,725
        Ecolab Inc                          1,453               67,986
        EI Du Pont de Nemours & Co          7,723              358,502
        Freeport-McMoRan Copper &
         Gold Inc                           3,207              323,458
        Hercules Inc                        1,129               20,683
        International Flavors &
         Fragrances Inc                       683               29,458
        International Paper Co              3,595              113,962
        MeadWestvaco Corp                   1,512               38,798
        Monsanto Co                         4,620              534,442
        Newmont Mining Corp                 3,766              192,706
        Nucor Corp                          2,404              155,226
        Plum Creek Timber Co Inc            1,537               62,541
        PPG Industries Inc                  1,387               85,966
        Praxair Inc                         2,667              214,107
        Rohm & Haas Co                      1,096               58,757
        Sherwin-Williams Co/The               934               48,363
        Sigma-Aldrich Corp                  1,154               63,493
        Titanium Metals Corp                  700               14,434
        United States Steel Corp              991              107,474
        Vulcan Materials Co                   768               53,837
        Weyerhaeuser Co                     1,867              114,260
                                                     -----------------
        Total Basic Materials                                3,530,533
                                                     -----------------
        Communications (10.69%)
        Akamai Technologies Inc*            1,400               49,224
        Amazon.Com Inc*                     2,600              167,622
        American Tower Corp*                3,400              130,696
        AT&T Inc                           51,433            1,791,411
        CBS Corp                            5,761              131,466
        CenturyTel Inc                      1,054               38,144
        Ciena Corp*                           821               21,206
        Cisco Systems Inc*                 51,369            1,251,863
        Citizens Communications Co          3,037               32,617
        Clear Channel Communications
         Inc                                4,300              137,600
        Comcast Corp*                      26,012              508,274
        Corning Inc                        13,253              307,867
        DIRECTV Group Inc/The*              6,400              160,320
        eBay Inc*                           9,603              253,135
        Embarq Corp                         1,281               53,725
        EW Scripps Co                         800               33,416
        Expedia Inc*                        1,700               38,981
        Gannett Co Inc                      2,073               62,501
        Google Inc*                         1,900              895,242
        IAC/InterActiveCorp*                1,600               31,840
        Interpublic Group of Cos Inc*       4,290               36,980
        JDS Uniphase Corp*                  1,800               23,670
        Juniper Networks Inc*               4,300              115,326
        McGraw-Hill Cos Inc/The             2,816              115,259
        Meredith Corp                         327               14,175
        Motorola Inc                       19,535              194,764
        New York Times Co/The               1,459               27,181
        News Corp                          19,461              358,277
        Omnicom Group Inc                   2,762              123,379
        QUALCOMM Inc                       14,110              597,841
        Qwest Communications
          International Inc                13,871               74,903
        Sprint Nextel Corp                 23,944              170,242
        Symantec Corp*                      7,568              127,445
        Tellabs Inc*                        3,680               24,214
        Time Warner Inc                    30,621              477,994
        VeriSign Inc*                       2,100               73,080
        Verizon Communications Inc         24,443              887,770
        Viacom Inc*                         5,761              229,000
        Walt Disney Co/The                 16,306              528,477
        Windstream Corp                     4,013               47,193
        Yahoo! Inc*                        11,316              314,358
                                                     -----------------
        Total Communications                                10,658,678
                                                     -----------------
        Consumer, Cyclical (7.44%)
        Abercrombie & Fitch Co                700               54,271
        AutoNation Inc*                     1,202               17,513
        AutoZone Inc*                         360               41,429
        Bed Bath & Beyond Inc*              2,427               68,781
        Best Buy Co Inc                     2,966              127,568
        Big Lots Inc*                         835               14,070
        Brunswick Corp/DE                     956               15,573
        Carnival Corp                       3,638              143,155
        Centex Corp                         1,020               22,634
        Cintas Corp                         1,157               33,298
        Circuit City Stores Inc             1,466                6,480
        Coach Inc*                          3,180               96,418
        Costco Wholesale Corp               3,733              231,147
        CVS Caremark Corp                  12,432              502,004
        Darden Restaurants Inc              1,181               36,410
        Dillard's Inc                         552                8,164
        DR Horton Inc                       2,596               36,422
        Family Dollar Stores Inc            1,287               24,646
        Ford Motor Co*                     17,383              113,511
        GameStop Corp*                      1,500               63,540
        Gap Inc/The                         4,141               83,524
        General Motors Corp                 4,903              114,142
        Genuine Parts Co                    1,439               59,359
        Goodyear Tire & Rubber
         Co/The*                            1,764               47,804
        Harley-Davidson Inc                 2,164               80,414
        Harman International Industries
         Inc                                  500               20,600
        Hasbro Inc                          1,349               34,764
        Home Depot Inc                     14,210              377,276
        International Game Technology       2,867              129,445
        JC Penney Co Inc                    1,836               84,842
        Johnson Controls Inc                5,136              168,769
        Jones Apparel Group Inc               820               11,570
        KB Home                               776               18,570
        Kohl's Corp*                        2,678              119,010
        Lennar Corp                         1,300               24,193
        Liz Claiborne Inc                     876               15,575
        Lowe's Cos Inc                     12,462              298,714
        Ltd Brands Inc                      2,733               41,678
        Macy's Inc                          3,640               89,835
        Marriott International Inc/DE       2,718               92,684
        Mattel Inc                          3,213               62,075
        McDonald's Corp                    10,012              541,749
        Newell Rubbermaid Inc               2,365               53,686
        Nike Inc                            3,280              197,456
        Nordstrom Inc                       1,658               61,396
        Office Depot Inc*                   2,343               26,640
        OfficeMax Inc                         700               14,889
        Paccar Inc                          3,117              135,215
        Polo Ralph Lauren Corp                500               31,095
        Pulte Homes Inc                     1,810               24,507
        RadioShack Corp                     1,294               22,580
        Sears Holdings Corp*                  677               64,735
        Southwest Airlines Co               6,485               79,506
        Staples Inc                         6,039              134,368
        Starbucks Corp*                     6,248              112,277
        Starwood Hotels & Resorts
         Worldwide Inc                      1,746               82,638
        Target Corp                         7,141              375,688
        Tiffany & Co                        1,141               42,947
        TJX Cos Inc                         3,710              118,720
        VF Corp                               775               58,931
        Walgreen Co                         8,361              305,260
        Wal-Mart Stores Inc                20,270            1,005,189
        Wendy's International Inc             696               16,899
        Whirlpool Corp                        642               54,166
        WW Grainger Inc                       597               43,975
        Wyndham Worldwide Corp              1,509               33,455
        Yum! Brands Inc                     4,336              149,375
                                                     -----------------
        Total Consumer, Cyclical                             7,419,219
                                                     -----------------
        Consumer, Non-Cyclical (21.11%)
        Abbott Laboratories                13,018              697,114
        Aetna Inc                           4,350              215,760
        Allergan Inc                        2,558              151,510
        Altria Group Inc                   17,690            1,293,847
        AmerisourceBergen Corp              1,554               64,833
        Amgen Inc*                          9,125              415,370
        Anheuser-Busch Cos Inc              6,277              295,584
        Apollo Group Inc*                   1,216               74,638
        Archer-Daniels-Midland Co           5,377              242,503
        Automatic Data Processing Inc       4,474              178,736
        Avery Dennison Corp                   891               45,726
        Avon Products Inc                   3,658              139,223
        Barr Pharmaceuticals Inc*             900               42,435
        Baxter International Inc            5,431              320,538
        Becton Dickinson & Co               2,048              185,180
        Biogen Idec Inc*                    2,456              143,332
        Boston Scientific Corp*            11,263              141,801
        Bristol-Myers Squibb Co            16,657              376,615
        Brown-Forman Corp                     679               43,300
        Campbell Soup Co                    1,775               57,315
        Cardinal Health Inc                 3,092              182,861
        Celgene Corp*                       3,200              180,384
        Clorox Co                           1,128               65,638
        Coca-Cola Co/The                   16,728              977,919
        Coca-Cola Enterprises Inc           2,339               57,142
        Colgate-Palmolive Co                4,325              329,089
        ConAgra Foods Inc                   4,122               91,096
        Constellation Brands Inc*           1,669               32,061
        Convergys Corp*                     1,100               15,884
        Coventry Health Care Inc*           1,300               67,431
        Covidien Ltd                        4,158              177,921
        CR Bard Inc                           884               83,794
        Dean Foods Co                       1,100               23,672
        Eli Lilly & Co                      8,327              416,517
        Equifax Inc                         1,159               39,661
        Estee Lauder Cos Inc/The            1,100               46,838
        Express Scripts Inc*                2,164              127,892
        Forest Laboratories Inc*            2,726              108,413
        Fortune Brands Inc                  1,241               80,640
        General Mills Inc                   2,799              156,716
        Genzyme Corp*                       2,172              154,038
        Gilead Sciences Inc*                7,850              371,462

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND  PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED) 2/29/2008
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES         (NOTE 1)
-----------------------------------------------------------------------
        H&R Block Inc                       2,712    $           50,579
        Hershey Co/The                      1,533                56,844
        HJ Heinz Co                         2,647               116,759
        Hospira Inc*                        1,350                57,456
        Humana Inc*                         1,388                94,842
        Johnson & Johnson                  24,415             1,512,753
        Kellogg Co                          2,222               112,700
        Kimberly-Clark Corp                 3,593               234,192
        King Pharmaceuticals Inc*           2,430                25,758
        Kraft Foods Inc                    13,325               415,340
        Kroger Co/The                       5,936               143,948
        Laboratory Corp of America
         Holdings*                          1,002                77,465
        McCormick & Co Inc/MD               1,075                37,034
        McKesson Corp                       2,457               144,373
        Medco Health Solutions Inc*         4,482               198,597
        Medtronic Inc                       9,558               471,783
        Merck & Co Inc                     18,353               813,038
        Millipore Corp*                       423                29,568
        Molson Coors Brewing Co             1,100                59,356
        Monster Worldwide Inc*              1,196                31,802
        Moody's Corp                        1,875                71,213
        Mylan Inc                           2,107                24,947
        Patterson Cos Inc*                  1,300                45,760
        Paychex Inc                         2,899                91,203
        Pepsi Bottling Group Inc            1,328                45,165
        PepsiCo Inc                        13,602               946,155
        Pfizer Inc                         58,352             1,300,083
        Procter & Gamble Co                26,337             1,742,983
        Quest Diagnostics Inc               1,280                61,018
        Reynolds American Inc               1,470                93,668
        Robert Half International Inc       1,510                40,695
        RR Donnelley & Sons Co              1,958                62,323
        Safeway Inc                         3,802               109,269
        Sara Lee Corp                       6,096                76,992
        Schering-Plough Corp               13,595               295,012
        St Jude Medical Inc*                2,842               122,149
        Stryker Corp                        1,954               127,225
        Supervalu Inc                       1,839                48,274
        Sysco Corp                          5,149               144,481
        Tenet Healthcare Corp*              4,695                22,583
        Tyson Foods Inc                     2,300                33,143
        UnitedHealth Group Inc             11,199               520,530
        UST Inc                             1,350                73,292
        Varian Medical Systems Inc*         1,100                57,695
        Watson Pharmaceuticals Inc*           836                23,249
        WellPoint Inc*                      4,822               337,926
        Western Union Co/The                6,540               136,032
        Whole Foods Market Inc              1,300                45,695
        WM Wrigley Jr Co                    1,858               111,220
        Wyeth                              11,329               494,171
        Zimmer Holdings Inc*                1,950               146,816
                                                     ------------------
        Total Consumer, Non-Cyclical                         21,047,583
                                                     ------------------
        Diversified (0.06%)
        Leucadia National Corp              1,400                63,364
                                                     ------------------
        Total Diversified                                        63,364
                                                     ------------------
        Energy (13.29%)
        Anadarko Petroleum Corp             3,918               249,733
        Apache Corp                         2,784               319,353
        Baker Hughes Inc                    2,675               180,001
        BJ Services Co                      2,548                66,095
        Chesapeake Energy Corp              3,500               158,270
        Chevron Corp                       17,977             1,557,887
        ConocoPhillips                     13,681             1,131,556
        Consol Energy Inc                   1,500               113,970
        Devon Energy Corp                   3,775               387,768
        El Paso Corp                        5,972                97,344
        ENSCO International Inc             1,200                71,808
        EOG Resources Inc                   2,086               248,213
        Exxon Mobil Corp                   46,330             4,031,173
        Halliburton Co                      7,462               285,795
        Hess Corp                           2,293               213,662
        Marathon Oil Corp                   5,982               318,003
        Murphy Oil Corp                     1,600               128,608
        Nabors Industries Ltd*              2,404                75,798
        National Oilwell Varco Inc*         2,988               186,152
        Noble Corp                          2,216               108,916
        Noble Energy Inc                    1,400               108,360
        Occidental Petroleum Corp           7,010               542,364
        Peabody Energy Corp                 2,200               124,564
        Questar Corp                        1,500                82,875
        Range Resources Corp                1,400                85,652
        Rowan Cos Inc                         921                37,126
        Schlumberger Ltd                   10,000               864,500
        Smith International Inc             1,700               107,151
        Spectra Energy Corp                 5,340               123,407
        Sunoco Inc                          1,006                61,446
        Tesoro Corp                         1,200                44,568
        Transocean Inc*                     1,703               239,289
        Valero Energy Corp                  4,652               268,746
        Weatherford International Ltd*      2,800               192,976
        Williams Cos Inc                    5,123               184,530
        XTO Energy Inc                      4,061               250,604
                                                     ------------------
        Total Energy                                         13,248,263
                                                     ------------------
        Financial (16.75%)
        ACE Ltd                             2,736               153,873
        Aflac Inc                           4,094               255,507
        Allstate Corp/The                   4,885               233,161
        AMBAC Financial Group Inc             827                 9,213
        American Capital Strategies
         Ltd                                1,600                58,064
        American Express Co                 9,991               422,619
        American International
         Group Inc                         21,596             1,011,989
        Ameriprise Financial Inc            1,978               100,166
        AON Corp                            2,484               103,359
        Apartment Investment &
         Management Co                        829                28,559
        Assurant Inc                          800                50,040
        AvalonBay Communities Inc             700                64,701
        Bank of America Corp               37,346             1,484,130
        Bank of New York Mellon
         Corp/The                           9,567               419,704
        BB&T Corp                           4,620               143,821
        Bear Stearns Cos Inc/The              941                75,148
        Boston Properties Inc               1,000                86,170
        Capital One Financial Corp          3,543               163,084
        CB Richard Ellis Group Inc*         1,600                32,096
        Charles Schwab Corp/The             7,995               156,782
        Chubb Corp                          3,356               170,820
        Cigna Corp                          2,346               104,585
        Cincinnati Financial Corp           1,551                57,651
        CIT Group Inc                       1,717                38,152
        Citigroup Inc                      41,911               993,710
        CME Group Inc                         400               205,320
        Comerica Inc                        1,331                48,235
        Commerce Bancorp Inc/NJ             1,700                64,226
        Countrywide Financial Corp          5,126                32,345
        Developers Diversified Realty
         Corp                               1,000                38,560
        Discover Financial Services         4,034                60,873
        E*Trade Financial Corp*             3,742                15,978
        Equity Residential                  2,484                94,839
        Federal National Mortgage
         Association                        8,249               228,085
        Federated Investors Inc               848                34,412
        Fifth Third Bancorp                 4,472               102,409
        First Horizon National Corp         1,038                16,857
        Franklin Resources Inc              1,329               125,418
        Freddie Mac                         5,500               138,490
        General Growth Properties Inc       2,100                74,151
        Genworth Financial Inc              3,700                85,766
        Goldman Sachs Group Inc             3,322               563,511
        Hartford Financial Services
         Group Inc                          2,634               184,117
        Host Hotels & Resorts Inc           4,600                74,474
        Hudson City Bancorp Inc             4,300                68,241
        Huntington Bancshares Inc/OH        3,125                38,188
        IntercontinentalExchange Inc*         600                78,180
        Janus Capital Group Inc             1,377                33,351
        JPMorgan Chase & Co                28,524             1,159,501
        Keycorp                             3,287                72,478
        Kimco Realty Corp                   2,100                70,917
        Legg Mason Inc                      1,100                72,644
        Lehman Brothers Holdings Inc        4,486               228,741
        Lincoln National Corp               2,289               116,991
        Loews Corp                          3,768               157,653
        M&T Bank Corp                         659                54,091
        Marsh & McLennan Cos Inc            4,530               115,379
        Marshall & Ilsley Corp              2,248                52,154
        MBIA Inc                            1,215                15,759
        Merrill Lynch & Co Inc              7,277               360,648
        MetLife Inc                         6,247               363,950
        MGIC Investment Corp                  844                12,500
        Morgan Stanley                      8,869               373,562
        National City Corp                  5,195                82,393
        Northern Trust Corp                 1,583               107,058
        NYSE Euronext                       2,200               144,474
        PNC Financial Services
         Group Inc                          2,926               179,744
        Principal Financial Group Inc       2,207               121,893
        Progressive Corp/The                6,108               111,960
        Prologis                            2,148               115,734
        Prudential Financial Inc            3,888               283,707
        Public Storage                      1,000                81,360
        Regions Financial Corp              5,885               124,762
        Safeco Corp                           887                41,033
        Simon Property Group Inc            1,850               155,030
        SLM Corp*                           3,509                68,811
        Sovereign Bancorp Inc               3,120                34,414
        State Street Corp                   3,254               255,602
        SunTrust Banks Inc                  2,946               171,251
        T Rowe Price Group Inc              2,226               112,480
        Torchmark Corp                        787                47,425
        Travelers Cos Inc/The               5,538               257,019
        Unum Group                          2,983                68,341
        US Bancorp                         14,513               464,706
        Vornado Realty Trust                1,100                91,916
        Wachovia Corp                      16,031               490,869
        Washington Mutual Inc               7,397               109,476
        Wells Fargo & Co                   28,148               822,766

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND  PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED) 2/29/2008
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES         (NOTE 1)
-----------------------------------------------------------------------
        XL Capital Ltd                      1,549    $           55,857
        Zions Bancorporation                  953                45,506
                                                     ------------------
        Total Financial                                      16,695,685
                                                     ------------------
        Industrial (12.03%)
        3M Co                               6,054               474,634
        Agilent Technologies Inc*           3,215                98,411
        Allied Waste Industries Inc*        2,502                25,871
        Applera Corp - Applied
         Biosystems Group                   1,572                52,992
        Ball Corp                             990                43,659
        Bemis Co Inc                          906                22,487
        Black & Decker Corp                   525                36,104
        Boeing Co                           6,596               546,083
        Burlington Northern Santa Fe
         Corp                               2,482               217,870
        Caterpillar Inc                     5,388               389,714
        CH Robinson Worldwide Inc           1,500                76,155
        Cooper Industries Ltd               1,506                63,147
        CSX Corp                            3,718               180,397
        Cummins Inc                         1,788                90,079
        Danaher Corp                        2,083               154,454
        Deere & Co                          3,710               316,129
        Dover Corp                          1,842                76,461
        Eastman Kodak Co                    2,384                40,480
        Eaton Corp                          1,240                99,981
        Emerson Electric Co                 6,662               339,496
        Expeditors International
         Washington Inc                     1,800                70,776
        FedEx Corp                          2,638               232,487
        Fluor Corp                            774               107,780
        General Dynamics Corp               3,402               278,454
        General Electric Co                85,669             2,839,071
        Goodrich Corp                       1,031                61,066
        Honeywell International Inc         6,297               362,329
        Illinois Tool Works Inc             3,558               174,591
        Ingersoll-Rand Co Ltd               2,452               102,641
        ITT Corp                            1,498                84,248
        Jabil Circuit Inc                   1,699                21,951
        Jacobs Engineering Group Inc*       1,000                80,290
        L-3 Communications
         Holdings Inc                       1,034               109,904
        Leggett & Platt Inc                 1,520                25,384
        Lockheed Martin Corp                2,915               300,828
        Manitowoc Co Inc/The                1,100                44,814
        Masco Corp                          3,084                57,640
        Molex Inc                           1,295                29,176
        Norfolk Southern Corp               3,284               173,691
        Northrop Grumman Corp               2,931               230,406
        Pactiv Corp*                        1,193                30,207
        Pall Corp                           1,025                40,354
        Parker Hannifin Corp                1,509                97,527
        PerkinElmer Inc                     1,021                25,341
        Precision Castparts Corp            1,200               132,468
        Raytheon Co                         3,648               236,536
        Rockwell Automation Inc             1,270                69,482
        Rockwell Collins Inc                1,357                79,927
        Ryder System Inc                      477                27,480
        Sealed Air Corp                     1,582                38,300
        Snap-On Inc                           609                30,401
        Stanley Works/The                     670                32,522
        Terex Corp*                           900                60,705
        Textron Inc                         2,066               111,915
        Thermo Fisher Scientific Inc*       3,610               201,907
        Trane Inc                           1,457                65,638
        Tyco Electronics Ltd                4,158               136,798
        Tyco International Ltd              4,158               166,569
        Union Pacific Corp                  2,202               274,722
        United Parcel Service Inc           8,844               621,203
        United Technologies Corp            8,381               590,944
        Waste Management Inc                4,328               142,088
        Waters Corp*                          883                52,636
                                                     ------------------
        Total Industrial                                     11,997,801
                                                     ------------------
        Technology (10.47%)
        Adobe Systems Inc*                  5,034               169,394
        Advanced Micro Devices Inc*         4,487                32,351
        Affiliated Computer Services
         Inc*                                 805                40,854
        Altera Corp                         3,100                53,041
        Analog Devices Inc                  2,580                69,454
        Apple Inc*                          7,368               921,147
        Applied Materials Inc              11,609               222,545
        Autodesk Inc*                       1,888                58,698
        BMC Software Inc*                   1,733                55,941
        Broadcom Corp*                      3,953                74,751
        CA Inc                              3,290                75,275
        Citrix Systems Inc*                 1,544                50,844
        Cognizant Technology
         Solutions Corp*                    2,400                72,504
        Computer Sciences Corp*             1,490                64,741
        Compuware Corp*                     2,795                22,248
        Dell Inc*                          19,135               379,830
        Electronic Arts Inc*                2,629               124,325
        Electronic Data Systems Corp        4,289                74,285
        EMC Corp/Massachusetts*            17,660               274,436
        Fidelity National Information
         Services Inc                       1,400                58,086
        Fiserv Inc*                         1,368                71,984
        Hewlett-Packard Co                 21,681             1,035,701
        IMS Health Inc                      1,733                39,010
        Intel Corp                         49,189               981,321
        International Business
         Machines Corp                     11,415             1,299,712
        Intuit Inc*                         2,806                74,527
        Kla-Tencor Corp                     1,659                69,695
        Lexmark International Inc*            856                28,274
        Linear Technology Corp              1,917                53,120
        LSI Corp*                           6,000                30,240
        MEMC Electronic Materials
         Inc*                               1,900               144,932
        Microchip Technology Inc            1,800                55,404
        Micron Technology Inc*              6,262                47,090
        Microsoft Corp                     67,982             1,850,470
        National Semiconductor Corp         2,003                32,989
        Network Appliance Inc*              2,959                63,974
        Novell Inc*                         2,982                22,216
        Novellus Systems Inc*               1,106                24,420
        Nvidia Corp*                        4,572                97,795
        Oracle Corp*                       33,152               623,258
        Pitney Bowes Inc                    1,820                65,120
        QLogic Corp*                        1,486                23,553
        SanDisk Corp*                       2,000                47,100
        Sun Microsystems Inc*               7,459               122,328
        Teradata Corp*                      1,575                39,737
        Teradyne Inc*                       2,030                24,340
        Texas Instruments Inc              12,083               362,007
        Total System Services Inc           1,406                31,255
        Unisys Corp*                        3,371                13,922
        Xerox Corp                          7,856               115,483
        Xilinx Inc                          2,504                55,989
                                                      -----------------
        Total Technology                                     10,441,716
                                                      -----------------
        Utilities (3.42%)
        AES Corp/The*                       5,611               100,886
        Allegheny Energy Inc                1,381                69,975
        Ameren Corp                         1,712                73,102
        American Electric Power
         Co Inc                             3,369               137,859
        Centerpoint Energy Inc              2,697                39,592
        CMS Energy Corp                     2,062                29,672
        Consolidated Edison Inc             2,227                91,062
        Constellation Energy Group Inc      1,472               130,051
        Dominion Resources Inc/VA           4,860               194,108
        DTE Energy Co                       1,568                62,516
        Duke Energy Corp                   10,582               185,608
        Dynegy Inc*                         4,200                31,080
        Edison International                2,778               137,233
        Entergy Corp                        1,678               172,398
        Exelon Corp                         5,694               426,196
        FirstEnergy Corp                    2,518               170,192
        FPL Group Inc                       3,378               203,660
        Integrys Energy Group Inc             615                28,272
        Nicor Inc                             460                15,686
        NiSource Inc                        2,493                42,855
        Pepco Holdings Inc                  1,700                42,959
        PG&E Corp                           3,092               116,445
        Pinnacle West Capital Corp            969                34,448
        PPL Corp                            3,232               146,668
        Progress Energy Inc                 2,285                95,764
        Public Service Enterprise
         Group Inc                          4,382               193,245
        Sempra Energy                       2,196               116,672
        Southern Co                         6,412               221,405
        TECO Energy Inc                     1,982                29,689
        Xcel Energy Inc                     3,728                73,889
                                                      -----------------
        Total Utilities                                       3,413,187
                                                      -----------------
        Total Common Stock
         (Cost $70,702,891)                                  98,516,029
                                                      -----------------
        Short-Term Investments (1.01%)

        Money Fund (0.01%)
        The United States Treasury
         Trust (b)                          7,093                 7,093

        Par Value
        ---------
        $ 700,000      United States Treasury Bill
                        04/03/2008 (c)                          698,765
          300,000      United States Treasury Bill
                        05/08/2008                              299,015
                                                      -----------------
        Total United States Treasury Bills                      997,780
                                                      -----------------
        Total Short-Term Investments
         (Cost $1,004,826)                                    1,004,873
                                                      -----------------
        Total Investments
         (Cost $71,707,717) (a) (99.82%)                     99,520,902
        Other Net Assets (0.18%)                                184,197
                                                      -----------------
        Net Assets (100.00%)                          $      99,705,099
                                                      =================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P 500 INDEX FUND  PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED) 2/29/2008
--------------------------------------------------------------------------------

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $72,295,878. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                $     36,051,445
Unrealized depreciation                                      (8,826,421)
                                                       ----------------
Net unrealized appreciation (depreciation)             $     27,225,024
                                                       ================

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 29, 2008, certain United States Treasury Bills with a market value of $199,660 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at February 29, 2008: Contracts-$250 times premium/delivery month/ commitment


S&P 500 Index        Unrealized Depreciation
 3/March 08/ Long          $ (68,439)
                           =========


--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND    PORTFOLIO OF INVESTMENTS (UNAUDITED)         2/29/2008
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                   SHARES         (NOTE 1)
----------------------------------------------------------------------
        Common Stock (97.77%)
        Basic Materials (6.20%)
        Airgas Inc                        12,148    $          590,271
        Albemarle Corp                    11,672               442,836
        Cabot Corp                         9,535               261,259
        Carpenter Technology Corp          7,200               452,376
        CF Industries Holdings Inc         7,000               854,560
        Chemtura Corp                     35,400               292,404
        Cleveland-Cliffs Inc               6,100               728,706
        Cytec Industries Inc               6,164               353,074
        Ferro Corp                         6,436               103,620
        FMC Corp                          11,068               626,559
        Louisiana-Pacific Corp            15,200               165,376
        Lubrizol Corp                     10,101               588,888
        Minerals Technologies Inc          2,779               167,518
        Olin Corp                         11,342               217,993
        Potlatch Corp                      5,863               241,966
        Rayonier Inc                      11,396               484,900
        Reliance Steel & Aluminum Co       9,500               527,345
        RPM International Inc             17,783               371,843
        Sensient Technologies Corp         7,064               190,304
        Steel Dynamics Inc                14,182               826,243
        Temple-Inland Inc                 16,200               222,426
        Terra Industries Inc*             13,600               614,856
        Valspar Corp                      14,748               319,884
                                                    ------------------
        Total Basic Materials                                9,645,207
                                                    ------------------
        Communications (4.73%)
        3Com Corp*                        58,172               191,386
        ADC Telecommunications Inc*       17,200               235,124
        Adtran Inc                         8,517               156,883
        Avocent Corp*                      7,775               130,076
        Belo Corp                         13,313               156,694
        Cincinnati Bell Inc*              36,400               141,232
        CommScope Inc*                     9,938               416,203
        Digital River Inc*                 5,900               192,517
        Entercom Communications
         Corp                              4,243                47,394
        F5 Networks Inc*                  12,602               279,260
        Foundry Networks Inc*             22,000               261,140
        Getty Images Inc*                  7,000               225,120
        Harris Corp                       20,074               980,213
        Harte-Hanks Inc                    7,584               128,245
        John Wiley & Sons Inc              6,800               248,064
        Lamar Advertising Co              11,600               442,076
        Lee Enterprises Inc                5,807                59,870
        McAfee Inc*                       23,335               776,355
        Media General Inc                  3,793                59,171
        NetFlix Inc*                       7,300               230,534
        NeuStar Inc*                      11,300               289,958
        Plantronics Inc                    7,361               138,828
        Polycom Inc*                      13,323               290,441
        RF Micro Devices Inc*             42,536               133,988
        Scholastic Corp*                   4,026               140,387
        Telephone & Data Systems Inc      15,593               731,312
        Valueclick Inc*                   14,400               278,064
                                                    ------------------
        Total Communications                                 7,360,535
                                                    ------------------
        Consumer, Cyclical (11.33%)
        99 Cents Only Stores*              7,381                68,569
        Advance Auto Parts Inc            14,648               491,294
        Aeropostale Inc*                  10,178               273,381
        Airtran Holdings Inc*             14,141               102,098
        Alaska Air Group Inc*              6,245               152,378
        American Eagle Outfitters Inc     31,359               670,142
        AnnTaylor Stores Corp*             9,387               225,476
        ArvinMeritor Inc                  11,108               125,409
        Barnes & Noble Inc                 7,063               198,612
        BJ's Wholesale Club Inc*           9,426               297,485
        Bob Evans Farms Inc                4,816               139,423
        Borders Group Inc                  9,465                87,646
        BorgWarner Inc                    17,054               735,198
        Boyd Gaming Corp                   8,237               173,718
        Brinker International Inc         15,412               284,197
        Callaway Golf Co                   9,526               145,176
        Carmax Inc*                       31,976               587,079
        CBRL Group Inc                     3,529               128,526
        Charming Shoppes Inc*             18,600               102,486
        Cheesecake Factory/The*           10,471               218,949
        Chico's FAS Inc*                  25,796               240,161
        Chipotle Mexican Grill Inc*        4,800               476,640
        Coldwater Creek Inc*               9,100                50,323
        Collective Brands Inc*            10,016               157,952
        Copart Inc*                       10,334               430,514
        Dick's Sporting Goods Inc*        12,200               336,476
        Dollar Tree Inc*                  13,445               360,729
        Fastenal Co                       18,438               749,689
        Foot Locker Inc                   22,693               279,124
        Furniture Brands International
         Inc                               7,364                95,732
        Guess ? Inc                        8,000               329,040
        Hanesbrands Inc*                  14,000               407,400
        Herman Miller Inc                  8,688               259,163
        HNI Corp                           6,707               198,259
        Hovnanian Enterprises Inc*         5,759                52,464
        Ingram Micro Inc*                 21,500               328,305
        International Speedway Corp        4,733               188,563
        JetBlue Airways Corp*             27,500               149,875
        Lear Corp*                        11,272               310,882
        Life Time Fitness Inc*             4,900               142,394
        Macrovision Corp*                  8,061               123,253
        MDC Holdings Inc                   5,100               213,588
        Modine Manufacturing Co            5,317                66,356
        Mohawk Industries Inc*             8,287               591,775
        MSC Industrial Direct Co           7,000               284,060
        NVR Inc*                             800               432,544
        O'Reilly Automotive Inc*          16,898               455,570
        Oshkosh Corp                      10,900               436,763
        Pacific Sunwear Of California*    10,538               117,604
        PetSmart Inc                      18,889               406,680
        Phillips-Van Heusen Corp           8,300               303,033
        Regis Corp                         6,509               163,050
        Ross Stores Inc                   19,824               552,098
        Ruby Tuesday Inc                   8,522                60,591
        Ryland Group Inc                   6,133               173,503
        Saks Inc*                         20,765               323,103
        Scientific Games Corp*             9,500               196,365
        Tech Data Corp*                    8,352               278,539
        Thor Industries Inc                5,115               155,905
        Timberland Co*                     7,782               116,886
        Toll Brothers Inc*                18,642               395,397
        Urban Outfitters Inc*             16,524               475,561
        Warnaco Group Inc/The*             6,700               251,652
        Williams-Sonoma Inc               12,864               300,503
                                                    ------------------
        Total Consumer, Cyclical                            17,625,306
                                                    ------------------
        Consumer, Non-Cyclical (19.05%)
        Advanced Medical Optics Inc*       9,344               213,791
        Affymetrix Inc*                   10,700               205,226
        Alberto-Culver Co                 12,400               332,320
        Alliance Data Systems Corp*       11,516               583,055
        American Greetings Corp            7,649               143,954
        Apria Healthcare Group Inc*        6,872               149,191
        Avis Budget Group Inc*            15,700               179,451
        Beckman Coulter Inc                9,187               620,123
        Blyth Inc                          3,497                69,346
        Career Education Corp*            13,378               198,663
        Cephalon Inc*                      9,805               591,634
        Charles River Laboratories
         International Inc*                9,919               581,055
        ChoicePoint Inc*                  10,510               508,684
        Church & Dwight Co Inc             9,709               519,043
        Community Health Systems
         Inc*                             13,998               434,918
        Corinthian Colleges Inc*          13,615               108,239
        Corn Products International Inc   11,000               403,810
        Corporate Executive Board Co       5,200               211,172
        Corrections Corp of America*      18,200               488,852
        Covance Inc*                       9,320               786,701
        Deluxe Corp                        8,036               167,390
        Dentsply International Inc        22,178               865,829
        DeVry Inc                          8,801               386,716
        Edwards Lifesciences Corp*         8,339               363,664
        Endo Pharmaceuticals Holdings
         Inc*                             19,700               517,322
        Gartner Inc*                      10,131               191,577
        Gen-Probe Inc*                     8,075               386,066
        Hansen Natural Corp*               8,800               365,200
        Health Management Associates
         Inc*                             35,600               190,460
        Health Net Inc*                   16,159               710,026
        Henry Schein Inc*                 13,092               783,163

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND                                                 2/29/2008
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                   SHARES         (NOTE 1)
--------------------------------------  --------    ------------------
        Hillenbrand Industries Inc         9,117    $          478,369
        Hologic Inc*                      18,417             1,110,729
        Hormel Foods Corp                 10,648               435,077
        Intuitive Surgical Inc*            5,651             1,593,130
        Invitrogen Corp*                   6,840               577,912
        ITT Educational Services Inc*      4,292               237,004
        JM Smucker Co/The                  8,468               433,477
        Kelly Services Inc                 3,406                65,429
        Kindred Healthcare Inc*            4,400                92,796
        Kinetic Concepts Inc*              7,900               405,981
        Korn/Ferry International*          6,830               115,154
        LifePoint Hospitals Inc*           8,993               225,365
        Lincare Holdings Inc*             11,756               382,070
        Manpower Inc                      11,887               673,993
        Medicis Pharmaceutical Corp        8,700               178,437
        Millennium Pharmaceuticals
         Inc*                             47,316               661,951
        MPS Group Inc*                    14,786               168,560
        Navigant Consulting Inc*           6,700               109,277
        NBTY Inc*                          8,200               234,192
        Omnicare Inc                      17,830               374,073
        Par Pharmaceutical Cos Inc*        5,482                96,977
        PDL BioPharma Inc*                17,208               274,984
        PepsiAmericas Inc                  8,793               222,463
        Perrigo Co                        11,559               386,302
        Pharmaceutical Product
         Development Inc                  15,300               689,571
        Psychiatric Solutions Inc*         8,400               237,636
        Quanta Services Inc*              25,028               597,669
        Rent-A-Center Inc/TX*              9,843               168,807
        Resmed Inc*                       11,300               457,537
        Rollins Inc                        6,276               110,771
        Ruddick Corp                       5,308               171,183
        Scotts Miracle-Gro Co/The          6,460               229,911
        Sepracor Inc*                     16,338               350,777
        Service Corp International/US     42,200               455,760
        Smithfield Foods Inc*             17,160               472,758
        Sotheby's                          9,743               328,534
        STERIS Corp                        9,796               241,178
        Strayer Education Inc              2,100               326,970
        Techne Corp*                       5,754               393,516
        Tootsie Roll Industries Inc        4,129               100,046
        Tupperware Brands Corp             9,257               337,695
        United Rentals Inc*               11,043               221,964
        Universal Corp/Richmond VA         4,144               235,835
        Universal Health Services Inc      7,852               419,454
        Valassis Communications Inc*       7,692                86,304
        Valeant Pharmaceuticals
         International*                   13,317               183,109
        VCA Antech Inc*                   12,329               395,884
        Vertex Pharmaceuticals Inc*       19,486               341,005
        WellCare Health Plans Inc*         6,100               291,214
                                                    ------------------
        Total Consumer, Non-Cyclical                        29,635,431
                                                    ------------------
        Energy (10.99%)
        Arch Coal Inc                     21,020             1,073,912
        Bill Barrett Corp*                 4,900               227,066
        Cimarex Energy Co                 12,100               637,670
        Denbury Resources Inc*            35,864             1,143,703
        Encore Acquisition Co*             8,200               301,760
        Equitable Resources Inc           17,816             1,097,822
        Exterran Holdings Inc*             9,591               668,013
        FMC Technologies Inc*             19,120             1,083,339
        Forest Oil Corp*                  12,759               629,401
        Frontier Oil Corp                 15,500               553,505
        Grant Prideco Inc*                18,638               940,660
        Helmerich & Payne Inc             15,128               678,188
        National Fuel Gas Co              12,202               574,104
        Newfield Exploration Co*          19,236             1,065,290
        Oneok Inc                         15,234               709,447
        Patterson-UTI Energy Inc          22,704               538,766
        Pioneer Natural Resources Co      17,530               785,169
        Plains Exploration &
         Production Co*                   16,526               892,404
        Pride International Inc*          24,480               867,571
        Quicksilver Resources Inc*        15,068               518,339
        Southwestern Energy Co*           25,000             1,630,750
        Superior Energy Services*         11,800               480,142
                                                    ------------------
        Total Energy                                        17,097,021
                                                    ------------------
        Financial (14.48%)
        Alexandria Real Estate Equities
         Inc                               4,700               431,460
        AMB Property Corp                 14,492               727,209
        American Financial Group
         Inc/OH                           10,882               281,517
        AmeriCredit Corp*                 16,693               240,045
        Arthur J Gallagher & Co           13,800               325,680
        Associated Banc-Corp              18,623               464,085
        Astoria Financial Corp            11,982               313,569
        Bank of Hawaii Corp                7,221               346,752
        BRE Properties Inc                 7,400               318,644
        Brown & Brown Inc                 16,664               297,119
        Camden Property Trust              8,100               384,669
        Cathay General Bancorp             7,300               160,016
        City National Corp/CA              5,950               304,938
        Colonial BancGroup Inc/The        23,037               278,287
        Commerce Group Inc                 6,300               228,312
        Cousins Properties Inc             5,500               133,430
        Cullen/Frost Bankers Inc           8,558               437,485
        Duke Realty Corp                  21,400               490,488
        Eaton Vance Corp                  18,082               575,912
        Equity One Inc                     5,700               121,980
        Everest Re Group Ltd               9,220               893,234
        Federal Realty Invs Trust          8,300               594,944
        Fidelity National Financial Inc   31,622               556,863
        First American Corp               13,483               469,613
        First Community Bancorp
         Inc/CA                            3,700               105,450
        First Niagara Financial Group
         Inc                              15,434               176,256
        FirstMerit Corp                   12,123               227,549
        Hanover Insurance Group
         Inc/The                           7,607               332,350
        HCC Insurance Holdings Inc        17,292               416,046
        Health Care REIT Inc              12,400               510,384
        Highwoods Properties Inc           8,559               252,319
        Horace Mann Educators Corp         6,562               114,048
        Hospitality Properties Trust      13,761               499,937
        IndyMac Bancorp Inc               11,027                67,816
        Jefferies Group Inc               16,328               289,822
        Jones Lang LaSalle Inc             5,400               412,506
        Liberty Property Trust            13,428               398,946
        Macerich Co/The                   10,641               681,024
        Mack-Cali Realty Corp              9,977               344,107
        Mercury General Corp               5,400               246,240
        Nationwide Health Properties
         Inc                              13,800               418,554
        New York Community Bancorp
         Inc                              47,434               774,597
        Old Republic International
         Corp                             33,795               463,667
        PMI Group Inc/The                 11,914                86,615
        Protective Life Corp              10,318               398,172
        Radian Group Inc                  12,470                88,786
        Raymond James Financial Inc       13,910               312,558
        Realty Income Corp                14,800               340,548
        Regency Centers Corp              10,159               602,937
        StanCorp Financial Group Inc       7,234               355,117
        SVB Financial Group*               4,820               218,346
        Synovus Financial Corp            48,200               555,746
        TCF Financial Corp                15,928               296,420
        UDR Inc                           19,659               439,379
        Unitrin Inc                        7,551               268,816
        Waddell & Reed Financial Inc      12,204               382,473
        Washington Federal Inc            12,798               290,515
        Webster Financial Corp             7,867               220,040
        Weingarten Realty Investors       11,087               356,004
        Westamerica Bancorporation         4,320               204,466
        Wilmington Trust Corp             10,106               311,265
        WR Berkley Corp                   23,669               681,431
                                                    ------------------
        Total Financial                                     22,517,503
                                                    ------------------
        Industrial (16.61%)
        AGCO Corp*                        13,448               872,237
        Alexander & Baldwin Inc            6,322               278,421
        Alliant Techsystems Inc*           4,772               500,774
        Ametek Inc                        15,640               666,108
        Amphenol Corp                     26,152               966,839
        Aptargroup Inc                    10,000               374,800
        Arrow Electronics Inc*            17,983               586,426
        Avnet Inc*                        21,998               741,553
        BE Aerospace Inc*                 13,600               466,480
        Brink's Co/The                     7,113               476,073
        Carlisle Cos Inc                   9,316               340,313
        Commercial Metals Co              17,400               530,004
        Con-way Inc                        6,652               301,402
        Crane Co                           7,509               309,596
        Donaldson Co Inc                  10,428               439,644
        DRS Technologies Inc               6,000               336,540
        Dycom Industries Inc*              6,201                70,939
        Energizer Holdings Inc*            8,389               778,751
        Federal Signal Corp                7,404                89,366
        Flowserve Corp                     8,393               913,998
        GATX Corp                          7,018               252,508
        Gentex Corp                       21,170               341,260
        Graco Inc                          9,249               321,033
        Granite Construction Inc           5,296               159,886
        Harsco Corp                       12,354               697,877
        Hubbell Inc                        8,523               386,689
        IDEX Corp                         11,900               358,904
        JB Hunt Transport Services Inc    12,852               351,759
        Joy Global Inc                    15,850             1,051,965
        Kansas City Southern*             11,300               404,540
        KBR Inc*                          24,800               826,584
        Kemet Corp*                       13,751                68,205
        Kennametal Inc                    11,454               347,858
        Lancaster Colony Corp              3,189               118,408
        Lincoln Electric Holdings Inc      6,300               422,982
        Martin Marietta Materials Inc      6,176               664,538
        Matthews International Corp        4,500               201,870
        Mine Safety Appliances Co          4,300               172,473
        National Instruments Corp          8,425               217,871
        Nordson Corp                       4,952               254,483

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P MID CAP INDEX FUND                                                 2/29/2008
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                   SHARES         (NOTE 1)
----------------------------------------------------------------------
        Overseas Shipholding Group
         Inc                               4,284    $          268,692
        Packaging Corp of America         13,625               310,514
        Pentair Inc                       14,595               476,089
        Republic Services Inc             23,604               720,630
        Roper Industries Inc              12,900               727,560
        Sonoco Products Co                14,551               409,902
        SPX Corp                           7,673               784,948
        Stericycle Inc*                   12,760               687,636
        Teleflex Inc                       5,812               328,669
        Thomas & Betts Corp*               7,439               298,676
        Tidewater Inc                      7,997               449,032
        Timken Co                         14,000               421,820
        Trinity Industries Inc            11,986               337,646
        URS Corp*                         11,700               471,276
        Varian Inc*                        4,471               242,105
        Vishay Intertechnology Inc*       27,121               247,615
        Wabtec Corp                        7,400               256,114
        Werner Enterprises Inc             6,585               117,147
        Worthington Industries Inc         9,693               170,500
        YRC Worldwide Inc*                 8,700               119,712
        Zebra Technologies Corp*           9,984               332,667
                                                    ------------------
        Total Industrial                                    25,840,907
                                                    ------------------
        Technology (8.16%)
        ACI Worldwide Inc*                 5,905               104,282
        Activision Inc*                   42,762             1,165,265
        Acxiom Corp                       10,766               136,836
        Advent Software Inc*               2,609               117,248
        Atmel Corp*                       66,892               217,399
        Broadridge Financial
         Solutions Inc                    20,400               390,660
        Cadence Design Systems Inc*       39,461               419,076
        Cerner Corp*                       9,700               421,465
        Cree Inc*                         12,481               385,663
        CSG Systems International
         Inc*                              5,166                58,634
        Cypress Semiconductor Corp*       23,379               508,259
        Diebold Inc                        9,658               232,951
        DST Systems Inc*                   7,568               531,728
        Dun & Bradstreet Corp              8,457               738,634
        Fair Isaac Corp                    7,398               171,634
        Fairchild Semiconductor
         International Inc*               18,260               203,599
        Global Payments Inc               11,600               460,172
        Imation Corp                       4,829               108,894
        Integrated Device Technology
         Inc*                             27,877               233,888
        International Rectifier Corp*     10,655               242,614
        Intersil Corp                     19,184               446,412
        Jack Henry & Associates Inc       11,501               270,619
        Lam Research Corp*                18,254               734,541
        Mentor Graphics Corp*             12,832               116,771
        Metavante Technologies Inc*       12,600               273,042
        MoneyGram International Inc       12,835                46,976
        NCR Corp*                         26,550               588,348
        Palm Inc                          15,700               101,579
        Parametric Technology Corp*       17,300               264,863
        SEI Investments Co                18,522               463,235
        Semtech Corp*                      9,412               119,909
        Silicon Laboratories Inc*          8,036               248,714
        SRA International Inc*             6,300               151,200
        Sybase Inc*                       13,171               350,612
        Synopsys Inc*                     21,275               493,793
        TriQuint Semiconductor Inc*       21,558               101,754
        Western Digital Corp*             32,267               996,082
        Wind River Systems Inc*           11,457                82,834
                                                    ------------------
        Total Technology                                    12,700,185
                                                    ------------------
        Utilities (6.21%)
        AGL Resources Inc                 11,246               390,011
        Alliant Energy Corp               16,132               560,426
        Aqua America Inc                  19,521               371,680
        Aquila Inc*                       56,770               185,070
        Black Hills Corp                   5,571               199,219
        DPL Inc                           16,680               425,507
        Energen Corp                      10,500               630,000
        Energy East Corp                  23,242               619,399
        Great Plains Energy Inc           12,668               322,147
        Hawaiian Electric Industries
         Inc                              12,209               274,214
        Idacorp Inc                        6,734               200,673
        MDU Resources Group Inc           26,721               701,693
        Northeast Utilities               22,762               577,472
        NSTAR                             15,686               484,697
        OGE Energy Corp                   13,500               438,345
        PNM Resources Inc                 11,882               140,683
        Puget Energy Inc                  17,187               458,893
        SCANA Corp                        17,141               649,130
        Sierra Pacific Resources          34,319               443,058
        Vectren Corp                      11,615               299,319
        Westar Energy Inc                 13,685               311,060
        WGL Holdings Inc                   7,205               224,724
        Wisconsin Energy Corp             17,152               748,171
                                                    ------------------
        Total Utilities                                      9,655,591
                                                    ------------------
        Total Common Stock
         (Cost $130,370,874)                               152,077,686
                                                    ------------------
        Short-Term Investments (2.40%)

        Money Fund (0.03%)
        The United States Treasury
         Trust (b)                        40,620                40,620

        United States Treasury Bills (2.37%)

     $  3,300,000     United States Treasury Bill
                       04/03/2008 (c)                        3,293,280
          400,000     United States Treasury Bill
                       05/08/2008                              398,687
                                                    ------------------
        Total United States
        Treasury Bills                                       3,691,967
                                                    ------------------
        Total Short-Term Investments
         (Cost $3,732,523)                                   3,732,587
                                                    ------------------
        Total Investments
         (Cost $134,103,397) (a) (100.17%)                 155,810,273
        Other Net Liabilities (-0.17%)                        (264,607)
                                                    ------------------
        Net Assets (100.00%)                        $      155,545,666
                                                    ==================

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $134,103,397. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                             $       39,746,817
Unrealized depreciation                                    (18,039,941)
                                                    ------------------
Net unrealized appreciation (depreciation)          $       21,706,876
                                                    ==================

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 29, 2008, certain United States Treasury Bills with a market value of $199,660 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at February 29, 2008: Contracts-$100 times premium/delivery month/ commitment

S&P Mini Mid Cap      Unrealized Depreciation
 47/March 08/ Long          $ (44,128)
                            =========


--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND     PORTFOLIO OF INVESTMENTS (UNAUDITED)      2/29/2008
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES          (NOTE 1)
-----------------------------------       --------     ---------------
  Common Stock (92.71%)
  Basic Materials (2.91%)
  AMCOL International Corp                 1,466       $        42,250
  Arch Chemicals Inc                       1,494                52,156
  Brush Engineered Materials
   Inc*                                    1,269                35,253
  Buckeye Technologies Inc*                1,716                18,550
  Caraustar Industries Inc*                1,296                 2,851
  Century Aluminum Co*                     1,451                95,955
  Deltic Timber Corp                         590                28,049
  Georgia Gulf Corp                        1,993                12,078
  HB Fuller Co                             3,724                84,721
  Material Sciences Corp*                    683                 5,041
  Neenah Paper Inc                           750                19,538
  NewMarket Corp                             800                 53560
  OM Group Inc*                            1,855               112,283
  Omnova Solutions Inc*                    1,854                 7,231
  Penford Corp                               400                 8,756
  PolyOne Corp*                            5,408                35,152
  Pope & Talbot Inc*                         726                    15
  Quaker Chemical Corp                       439                10,317
  Rock-Tenn Co                             2,117                56,799
  RTI International Metals Inc*            1,366                74,952
  Schulman A Inc                           1,547                31,621
  Schweitzer-Mauduit
   International Inc                         770                17,687
  Tronox Inc                               2,300                10,143
  Wausau Paper Corp                        2,594                20,337
  Zep Inc                                  1,342                21,069
                                                     -----------------
  Total Basic Materials                                        856,364
                                                     -----------------
  Communications (3.49%)
  4Kids Entertainment Inc*                   613                 7,258
  Adaptec Inc*                             5,637                14,938
  Anixter International Inc*               1,885               123,260
  Applied Signal Technology Inc              560                 6,664
  Arris Group Inc*                         8,093                46,535
  Black Box Corp                             903                27,993
  Blue Coat Systems Inc*                   1,400                32,872
  Blue Nile Inc*                             800                35,328

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND                                               2/29/2008
                       PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                   SHARES         (NOTE 1)
----------------------------------------------------------------------
  Comtech Telecommunications
   Corp*                                   1,300    $           56,394
  Cybersource Corp*                        2,757                40,280
  DealerTrack Holdings Inc*                1,690                34,594
  Ditech Networks Inc*                     1,700                 4,641
  Factset Research Systems Inc             2,334               122,862
  General Communication Inc*               2,942                17,034
  Harmonic Inc*                            4,854                43,249
  Infospace Inc                            1,900                19,361
  inVentiv Health Inc*                     1,900                60,420
  j2 Global Communications Inc*            2,976                64,044
  Knot Inc/The*                            1,600                18,480
  MIVA Inc*                                1,508                 3,167
  Napster Inc*                             1,603                 2,950
  Netgear Inc*                             1,900                41,458
  Network Equipment
   Technologies Inc*                       1,066                 6,076
  Novatel Wireless Inc*                    1,500                15,870
  PC-Tel Inc*                                942                 6,293
  Perficient Inc*                            900                 7,605
  Radio One Inc*                           4,400                 5,544
  Secure Computing Corp*                   3,100                25,172
  Stamps.com Inc*                          1,100                 9,735
  Symmetricom Inc*                         2,100                 7,182
  Tollgrade Communications Inc*              630                 3,478
  United Online Inc                        3,500                34,930
  Viasat Inc*                              1,352                28,351
  Websense Inc*                            2,754                53,620
                                                     -----------------
  Total Communications                                       1,027,638
                                                     -----------------
  Consumer, Cyclical (14.04%)
  Angelica Corp                              425                 7,034
  Arctic Cat Inc                           1,013                 7,658
  Ashworth Inc*                              600                 2,028
  Audiovox Corp*                           1,050                 9,450
  Bassett Furniture Industries Inc           556                 6,527
  Bell Microproducts Inc*                  1,276                 4,275
  Big 5 Sporting Goods Corp                1,300                12,025
  Brightpoint Inc*                         2,880                29,779
  Brown Shoe Co Inc                        2,695                39,563
  Buffalo Wild Wings Inc*                    600                13,902
  Building Materials Holding
   Corp                                    1,680                 9,710
  Cabela's Inc*                            2,300                31,165
  California Pizza Kitchen Inc*            1,500                20,910
  Casey's General Stores Inc               2,965                74,273
  Cash America International Inc           1,744                56,436
  Cato Corp/The                            1,862                29,159
  CEC Entertainment Inc*                   1,917                51,433
  Champion Enterprises Inc*                4,414                39,196
  Charlotte Russe Holding Inc*             1,500                29,205
  Childrens Place Retail Stores
   Inc/The*                                1,478                31,570
  Christopher & Banks Corp                 1,875                20,250
  CKE Restaurants Inc                      3,700                40,996
  Coachmen Industries Inc                    746                 3,305
  Cost Plus Inc*                           1,125                 3,938
  CROCS Inc*                               4,200               102,144
  Deckers Outdoor Corp*                      600                66,384
  Dress Barn Inc*                          2,616                34,479
  Ethan Allen Interiors Inc                1,913                52,110
  Finish Line                              2,500                 7,075
  First Cash Financial Services
   Inc*                                    1,500                14,025
  Fleetwood Enterprises Inc*               3,730                15,890
  Fossil Inc*                              2,520                81,094
  Fred's Inc                               2,010                17,648
  Frontier Airlines Holdings Inc*          1,612                 4,723
  G&K Services Inc                         1,371                52,454
  Genesco Inc*                             1,318                39,474
  Group 1 Automotive Inc                   1,453                35,599
  Gymboree Corp*                           1,969                77,953
  Haverty Furniture Cos Inc                1,157                11,362
  Hibbett Sports Inc*                      1,704                26,923
  HOT Topic Inc*                           2,397                11,002
  Iconix Brand Group Inc*                  3,300                68,574
  Ihop Corp                                  898                41,110
  Insight Enterprises Inc*                 2,982                52,274
  Interface Inc                            3,181                53,314
  Jack in the Box Inc*                     4,144               108,863
  Jakks Pacific Inc*                       1,604                44,832
  Jo-Ann Stores Inc*                       1,470                24,255
  JOS A Bank Clothiers Inc*                1,150                26,197
  K-Swiss Inc                              1,313                19,052
  Landry's Restaurants Inc                   826                14,645
  La-Z-Boy Inc                             2,673                22,533
  Libbey Inc                                 640                 9,952
  Lithia Motors Inc                        1,000                10,280
  LKQ Corp*                                5,200               110,448
  Longs Drug Stores Corp                   1,614                77,520
  M/I Homes Inc                              700                11,543
  Maidenform Brands Inc*                   1,100                13,607
  Marcus Corp                              1,435                22,874
  MarineMax Inc*                             800                 9,824
  Men's Wearhouse Inc                      3,043                70,111
  Meritage Homes Corp*                     1,350                20,439
  Mesa Air Group Inc*                      1,462                 3,538
  Mobile Mini Inc*                         2,228                41,463
  Monaco Coach Corp                        1,505                14,719
  Monarch Casino & Resort Inc*               600                 9,972
  Movado Group Inc                         1,100                21,186
  Multimedia Games Inc*                    1,431                10,017
  National Presto Industries Inc*            327                17,135
  Nautilus Inc                             1,674                 7,014
  O'Charleys Inc                           1,466                16,551
  Owens & Minor Inc                        2,315                99,476
  Oxford Industries Inc                      832                17,588
  Panera Bread Co*                         1,947                72,759
  Papa John's International Inc*           1,264                33,054
  PEP Boys-Manny Moe & Jack                3,075                35,178
  PF Chang's China Bistro Inc*             1,512                43,137
  Pinnacle Entertainment Inc*              3,726                58,349
  Polaris Industries Inc                   2,204                84,149
  Pool Corp                                3,136                59,741
  Quiksilver Inc*                          6,824                61,416
  RC2 Corp*                                1,100                20,405
  Red Robin Gourmet Burgers
   Inc*                                      800                26,664
  Ruth's Chris Steak House*                1,000                 6,990
  Scansource Inc*                          1,286                43,685
  School Specialty Inc*                    1,075                32,809
  Select Comfort Corp*                     2,800                11,984
  Shuffle Master Inc*                      1,755                14,461
  Skechers U.S.A. Inc*                     1,400                29,806
  Skyline Corp                               400                11,280
  Skywest Inc                              3,979                88,015
  Sonic Automotive Inc                     1,573                27,968
  Sonic Corp*                              3,769                80,393
  Spartan Motors Inc                       1,900                15,447
  Stage Stores Inc                         2,706                34,258
  Standard Motor Products Inc                916                 6,788
  Standard-Pacific Corp                    3,990                16,399
  Steak N Shake Co/The*                    1,277                10,650
  Stein Mart Inc                           1,360                 8,038
  Superior Industries
   International Inc                       1,200                20,832
  Texas Roadhouse Inc*                     3,100                28,830
  Toro Co                                  2,494               120,161
  Tractor Supply Co*                       2,161                80,908
  Triarc Cos Inc                           3,965                33,385
  Tuesday Morning Corp                     1,500                 8,085
  Tween Brands Inc*                        1,767                52,303
  Unifirst Corp/MA                           800                30,904
  United Stationers Inc*                   1,737                85,738
  Universal Electronics Inc*                 800                18,160
  Volcom Inc*                                800                15,816
  Wabash National Corp                     1,723                13,612
  Watsco Inc                               1,366                51,908
  Winnebago Industries                     1,700                34,119
  WMS Industries Inc*                      2,167                82,281
  Wolverine World Wide Inc                 3,460                91,690
  World Fuel Services Corp                 1,600                50,048
  Zale Corp*                               3,067                59,254
  Zumiez Inc*                                600                10,548
                                                     -----------------
  Total Consumer, Cyclical                                   4,137,437
                                                     -----------------
  Consumer, Non-Cyclical (16.47%)
  Aaron Rents Inc                          3,047                59,782
  ABM Industries Inc                       2,408                47,823
  Administaff Inc                          1,536                37,878
  Alliance One International Inc*          4,676                22,912
  Alpharma Inc*                            2,187                55,069
  Amedisys Inc*                            1,556                66,566
  American Medical Systems
   Holdings Inc*                           4,020                58,652
  AMERIGROUP Corp*                         3,038               109,368
  AMN Healthcare Services Inc*             1,700                27,523
  Amsurg Corp*                             1,551                37,364
  Arbitron Inc                             1,587                66,527
  Arqule Inc*                              1,302                 5,937
  Arthrocare Corp*                         1,479                59,382
  Bankrate Inc*                              500                21,130
  Biolase Technology Inc*                  1,245                 4,370
  Boston Beer Co Inc*                        500                17,830
  Bowne & Co Inc                           1,795                23,820
  Bright Horizons Family
   Solutions Inc*                          1,400                62,972
  Cambrex Corp                             1,239                10,816
  CDI Corp                                   607                13,809
  Centene Corp*                            2,478                44,406
  Central Garden and Pet Co*               3,900                17,160
  Chattem Inc*                             1,200                93,480
  Chemed Corp                              1,544                73,664
  Coinstar Inc*                            1,600                46,656
  Conmed Corp*                             1,525                41,114
  Consolidated Graphics Inc*                 696                37,020
  Cooper Cos Inc/The                       2,776                94,911
  CPI Corp                                   380                 6,300
  Cross Country Healthcare Inc*            1,040                11,294
  CryoLife Inc*                            1,113                10,473
  Cyberonics Inc*                          1,199                15,467
  Datascope Corp                             759                26,413
  Enzo Biochem Inc*                        1,519                14,309
  Flowers Foods Inc                        4,336                98,254
  Gentiva Health Services Inc*             1,227                26,454

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND                                               2/29/2008
                        PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                         VALUE
COMPANY                                   SHARES        (NOTE 1)
--------------------------------------------------------------------
        Gevity HR Inc                      1,500    $         10,470
        Great Atlantic & Pacific
         Tea Co*                             919              24,887
        Haemonetics Corp*                  1,591              92,437
        Hain Celestial Group Inc*          2,470              66,690
        Healthcare Services Group          2,550              50,439
        HealthExtras Inc*                  1,600              44,080
        Healthways Inc*                    1,971              67,704
        Heidrick & Struggles
         International Inc                   972              33,272
        Hooper Holmes Inc*                 3,007               1,955
        ICU Medical Inc*                     655              17,580
        Idexx Laboratories Inc*            3,564             197,695
        Immucor Inc*                       3,940             117,412
        Integra LifeSciences Holdings
         Corp*                             1,265              52,422
        Invacare Corp                      1,604              40,036
        J&J Snack Foods Corp                 834              20,558
        Kendle International Inc*            700              31,367
        Kensey Nash Corp*                    574              15,584
        Lance Inc                          1,952              32,696
        LCA-Vision Inc                     1,173              16,164
        LHC Group Inc*                       600              10,200
        Lifecell Corp*                     1,000              40,350
        Live Nation Inc*                   4,000              47,480
        Mannatech Inc                        900               7,002
        Martek Biosciences Corp*           1,900              54,454
        Matria Healthcare Inc*             1,200              30,144
        MAXIMUS Inc                        1,113              40,424
        Medcath Corp*                        800              16,680
        Mentor Corp                        2,655              78,747
        Meridian Bioscience Inc            1,800              61,686
        Merit Medical Systems Inc*         1,295              20,526
        Midas Inc*                           700              10,591
        Molina Healthcare Inc*               800              25,320
        Nash Finch Co                        581              20,376
        Noven Pharmaceuticals Inc*         1,200              16,272
        Odyssey HealthCare Inc*            1,878              16,414
        On Assignment Inc*                 2,167              13,414
        Osteotech Inc*                       821               3,588
        Palomar Medical Technologies
         Inc*                              1,000              13,310
        Parexel International Corp*        1,639              90,063
        Pediatrix Medical Group Inc*       3,014             198,954
        Peet's Coffee & Tea Inc*             600              14,046
        Performance Food Group Co*         1,978              64,285
        PetMed Express Inc*                1,300              14,885
        PharmaNet Development Group
         Inc*                              1,139              32,837
        PharMerica Corp*                   1,800              26,496
        Possis Medical Inc*                  932              18,099
        Pre-Paid Legal Services Inc*         540              25,731
        PSS World Medical Inc*             4,200              73,500
        Ralcorp Holdings Inc*              1,700              94,265
        Regeneron Pharmaceuticals
         Inc*                              4,056              80,187
        RehabCare Group Inc*                 746              14,920
        Res-Care Inc*                      1,200              25,848
        Respironics Inc*                   4,474             293,852
        Rewards Network Inc*               1,161               5,341
        Russ Berrie & Co Inc*                958              12,511
        Sanderson Farms Inc                1,018              35,487
        Savient Pharmaceuticals Inc*       2,760              62,597
        Sciele Pharma Inc*                 1,600              33,120
        Spartan Stores Inc                 1,300              27,404
        Spectrum Brands Inc*               2,267               8,524
        Spherion Corp*                     3,098              20,075
        Standard Register Co/The             613               5,241
        Startek Inc*                         740               6,371
        Sunrise Senior Living Inc*         2,800              76,664
        SurModics Inc*                       809              35,734
        Symmetry Medical Inc*              2,200              39,160
        Theragenics Corp*                  1,389               5,389
        TreeHouse Foods Inc*               1,600              35,472
        TrueBlue Inc*                      2,823              35,259
        United Natural Foods Inc*          2,400              40,608
        Universal Technical Institute
         Inc*                              1,300              16,250
        USANA Health Sciences Inc*           500              15,590
        Viad Corp                          1,109              38,449
        Viropharma Inc*                    3,700              33,892
        Vital Signs Inc                      495              25,171
        Volt Information Sciences Inc*       646              10,381
        Watson Wyatt Worldwide Inc         2,652             140,689
        WD-40 Co                             826              25,672
        Wright Express Corp*               2,300              66,562
                                                     ---------------
        Total Consumer, Non-Cyclical                       4,852,912
                                                     ---------------
        Energy (8.51%)
        Atwood Oceanics Inc*               1,622             150,992
        Basic Energy Services Inc*         1,300              27,508
        Cabot Oil & Gas Corp               5,964             296,709
        CARBO Ceramics Inc                 1,024              37,827
        Dril-Quip Inc*                     1,300              60,814
        Gulf Island Fabrication Inc          500              14,585
        Headwaters Inc*                    2,223              27,254
        Helix Energy Solutions Group
         Inc*                              5,626             198,148
        Hornbeck Offshore Services
         Inc*                              1,300              58,409
        ION Geophysical Corp*              3,753              49,877
        Lufkin Industries Inc                900              51,444
        Massey Energy Co                   4,994             191,070
        Matrix Service Co*                 1,500              30,510
        NATCO Group Inc*                   1,000              47,650
        Oceaneering International Inc*     3,460             207,600
        Patriot Coal Corp*                 1,600              85,920
        Penn Virginia Corp                 2,200              93,632
        Petroleum Development Corp*        1,015              70,806
        Pioneer Drilling Co*               1,100              14,751
        SEACOR Holdings Inc*               1,251             120,083
        St Mary Land & Exploration
         Co                                3,828             141,177
        Stone Energy Corp*                 1,567              79,541
        Superior Well Services Inc*          600              15,510
        Swift Energy Co*                   1,722              82,191
        Tetra Technologies Inc*            4,434              76,176
        Unit Corp*                         2,846             156,957
        W-H Energy Services Inc*           1,908             119,956
                                                     ---------------
        Total Energy                                       2,507,097
                                                     ---------------
        Financial (13.92%)
        Acadia Realty Trust                1,700              38,947
        Anchor Bancorp Wisconsin Inc       1,149              21,751
        Bank Mutual Corp                   3,500              37,625
        BankAtlantic Bancorp Inc           2,300              10,488
        BankUnited Financial Corp          1,838               8,969
        Boston Private Financial
         Holdings Inc                      2,301              31,685
        Brookline Bancorp Inc              3,628              34,865
        Cascade Bancorp                    1,500              15,240
        Central Pacific Financial Corp     1,900              35,131
        Colonial Properties Trust          2,886              70,303
        Columbia Banking System Inc        1,100              25,399
        Community Bank System Inc          1,600              35,360
        Corus Bankshares Inc               1,800              18,594
        Delphi Financial Group Inc         2,421              73,017
        DiamondRock Hospitality Co         5,600              69,944
        Dime Community Bancshares          1,914              29,131
        Downey Financial Corp              1,234              32,318
        East West Bancorp Inc              3,806              71,591
        EastGroup Properties Inc           1,500              63,645
        Entertainment Properties Trust     1,484              69,555
        Essex Property Trust Inc           1,574             165,333
        Financial Federal Corp             1,588              34,221
        First Bancorp/Puerto Rico          5,128              46,357
        First Commonwealth Financial
         Corp                              4,000              42,320
        First Financial Bancorp            1,700              19,703
        First Midwest Bancorp Inc/IL       3,089              80,468
        FirstFed Financial Corp*           1,070              33,438
        Flagstar Bancorp Inc               1,822              13,046
        Franklin Bank Corp/Houston
         TX*                               1,200               4,608
        Fremont General Corp*              3,856               3,856
        Frontier Financial Corp            2,400              35,952
        Glacier Bancorp Inc                2,850              48,992
        Hancock Holding Co                 1,400              51,856
        Hanmi Financial Corp               2,300              17,549
        Hilb Rogal & Hobbs Co              2,250              68,895
        Home Properties Inc                1,900              87,438
        Independent Bank Corp/MI           1,154              11,263
        Infinity Property & Casualty
         Corp                              1,100              44,187
        Inland Real Estate Corp            3,700              51,578
        Investment Technology Group
         Inc*                              2,751             128,142
        Irwin Financial Corp                 950               7,135
        Kilroy Realty Corp                 2,057              97,564
        Kite Realty Group Trust            1,800              22,752
        LaBranche & Co Inc*                3,500              16,240
        LandAmerica Financial Group
         Inc                                 971              35,752
        Lexington Realty Trust             4,370              63,234
        LTC Properties Inc                 1,100              26,554
        Medical Properties Trust Inc       2,700              32,346
        Mid-America Apartment
         Communities Inc                   1,600              77,584
        Nara Bancorp Inc                   1,163              12,746
        National Retail Properties Inc     4,052              83,876
        optionsXpress Holdings Inc         1,400              32,424
        Parkway Properties Inc/Md            865              30,924
        Philadelphia Consolidated
         Holding Co*                       3,590             121,773
        Piper Jaffray Cos*                 1,018              39,427
        Portfolio Recovery Associates
         Inc                               1,000              36,520
        Presidential Life Corp             1,505              25,224
        PrivateBancorp Inc                 1,017              30,602
        ProAssurance Corp*                 2,096             111,444
        Prosperity Bancshares Inc          1,900              50,160
        Provident Bankshares Corp          1,986              25,282
        PS Business Parks Inc                900              43,695
        RLI Corp                           1,092              57,035
        Royal Bank of Canada                 287              14,356
        Safety Insurance Group Inc           800              29,672

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND                                               2/29/2008
                        PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
--------------------------------------------------------------------
        SCPIE Holdings Inc*                  473     $        12,960
        Selective Insurance Group          3,244              77,077
        Senior Housing Properties Trust    4,600              97,842
        Signature Bank/New York NY*        1,700              45,050
        South Financial Group Inc/The      4,340              62,626
        Sovran Self Storage Inc            1,159              44,679
        Sterling Bancorp/NY                1,000              14,080
        Sterling Bancshares Inc/TX         4,445              41,383
        Sterling Financial Corp/WA         2,838              42,258
        Stewart Information Services
         Corp                                928              27,627
        Susquehanna Bancshares Inc         3,263              64,901
        SWS Group Inc                      1,180              13,440
        Tanger Factory Outlet Centers      1,900              67,450
        Tower Group Inc                    1,200              34,092
        TradeStation Group Inc*            1,300              12,480
        Triad Guaranty Inc*                  700               4,116
        Trustco Bank Corp NY               3,818              33,026
        UCBH Holdings Inc                  6,134              69,253
        Umpqua Holdings Corp               3,893              55,164
        United Bankshares Inc              2,234              58,687
        United Community Banks
         Inc/GA                            2,000              28,480
        United Fire & Casualty Co          1,200              41,220
        Whitney Holding Corp               3,726              89,461
        Wilshire Bancorp Inc                 800               5,664
        Wintrust Financial Corp            1,538              51,908
        World Acceptance Corp*               952              28,922
        Zenith National Insurance Corp     2,073              70,648
                                                     ---------------
        Total Financial                                    4,101,575
                                                     ---------------
        Industrial (20.58%)
        AAR Corp*                          2,078              53,799
        Acuity Brands Inc                  2,685             119,241
        Advanced Energy Industries
         Inc*                              2,153              27,601
        Albany International Corp          1,699              58,327
        AM Castle & Co                       759              16,873
        Analogic Corp                        900              52,659
        AO Smith Corp                      1,208              44,007
        Apogee Enterprises Inc             1,775              27,317
        Applied Industrial Technologies
         Inc                               2,236              61,803
        Aptargroup Inc                     4,350             163,038
        Arkansas Best Corp                 1,481              39,558
        Astec Industries Inc*                914              34,604
        Baldor Electric Co                 2,589              74,227
        Barnes Group Inc                   2,470              56,168
        Bel Fuse Inc                         579              15,789
        Belden Inc                         2,764             108,625
        Benchmark Electronics Inc*         4,408              74,054
        Brady Corp                         3,344             102,260
        Briggs & Stratton Corp             3,004              53,681
        Bristow Group Inc*                 1,461              77,082
        C&D Technologies Inc*              1,187               6,481
        Cascade Corp                         600              26,880
        Ceradyne Inc*                      1,721              53,540
        Checkpoint Systems Inc*            2,228              53,918
        Chesapeake Corp                    1,001               3,504
        Clarcor Inc                        3,004             107,543
        Cognex Corp                        2,720              52,578
        Coherent Inc*                      1,849              52,586
        CTS Corp                           1,721              16,694
        Cubic Corp                           771              19,714
        Curtiss-Wright Corp                2,554             107,421
        Cymer Inc*                         2,086              59,096
        Daktronics Inc                     1,886              32,590
        Dionex Corp*                       1,077              79,504
        Drew Industries Inc*               1,200              32,352
        Electro Scientific Industries
         Inc*                              1,841              29,806
        EMCOR Group Inc*                   3,904              94,047
        EnPro Industries Inc*              1,100              32,483
        Esterline Technologies Corp*       1,486              77,866
        FARO Technologies Inc*               600              19,650
        FEI Co*                            1,405              28,648
        Flir Systems Inc*                  8,100             230,526
        Forward Air Corp                   1,656              48,604
        Gardner Denver Inc*                3,026             111,690
        GenCorp Inc*                       2,884              29,994
        Gerber Scientific Inc*             1,029               8,952
        Gibraltar Industries Inc           1,600              17,488
        Greatbatch Inc*                    1,017              21,733
        Griffon Corp*                      1,420              12,567
        Heartland Express Inc              3,131              43,771
        HUB Group Inc*                     2,500              74,975
        Insituform Technologies Inc*       1,227              17,141
        Intevac Inc*                       1,100              14,124
        Itron Inc*                         1,870             178,267
        Kaman Corp                         1,048              25,152
        Kansas City Southern*              4,715             168,797
        Kaydon Corp                        1,747              74,614
        Keithley Instruments Inc             720               6,516
        Kirby Corp*                        3,316             149,485
        Knight Transportation Inc          3,384              50,049
        Landstar System Inc                3,458             160,382
        Lawson Products                      456              11,582
        Lennox International Inc           3,319             124,927
        Lindsay Corp                         549              43,162
        Littelfuse Inc*                    1,432              44,635
        LoJack Corp*                       1,100              13,728
        Lydall Inc*                          745               7,592
        Magnetek Inc*                      1,366               4,658
        Methode Electronics Inc            1,654              17,615
        Moog Inc*                          2,602             106,786
        Mueller Industries Inc             2,095              60,189
        Myers Industries Inc               1,536              18,693
        NCI Building Systems Inc*          1,100              33,374
        Newport Corp*                      2,500              26,275
        Old Dominion Freight
         Line Inc*                         1,500              40,875
        Park Electrochemical Corp          1,018              23,974
        Photon Dynamics Inc*                 781               8,083
        Planar Systems Inc*                  664               3,094
        Plexus Corp*                       2,900              71,833
        Quanex Corp                        2,196             112,984
        Regal-Beloit Corp                  1,874              69,188
        Robbins & Myers Inc                1,932              65,785
        Rogers Corp*                         850              26,928
        Shaw Group Inc/The*                4,944             318,295
        Simpson Manufacturing Co Inc       2,290              54,868
        Sonic Solutions Inc*               1,173              10,592
        Standex International Corp           564              10,722
        Sturm Ruger & Co Inc*              1,292              10,207
        Technitrol Inc                     2,470              54,365
        Teledyne Technologies Inc*         1,966              87,290
        Tetra Tech Inc*                    3,368              63,554
        Texas Industries Inc               1,686              97,114
        Tredegar Corp                      1,471              23,257
        Trimble Navigation Ltd*            7,300             199,582
        Triumph Group Inc                  1,014              57,382
        TTM Technologies Inc*              2,500              27,550
        Universal Forest Products Inc      1,181              32,808
        Valmont Industries Inc             1,024              81,818
        Vicor Corp                         1,051              12,749
        Waste Connections Inc*             4,258             129,273
        Watts Water Technologies Inc       1,855              51,421
        Woodward Governor Co               3,474              99,252
        X-Rite Inc*                        1,787              14,636
                                                     ---------------
        Total Industrial                                   6,065,136
                                                     ---------------
        Technology (8.26%)
        Actel Corp*                        1,218              14,433
        Agilysys Inc                       1,491              18,891
        Allscripts Healthcare Solutions
         Inc*                              3,000              32,010
        AMIS Holdings Inc*                 3,800              25,916
        Ansoft Corp*                       1,000              24,320
        Ansys Inc*                         4,752             177,582
        ATMI Inc*                          2,001              54,707
        Avid Technology Inc*               2,399              58,464
        Axcelis Technologies Inc*          5,102              29,337
        Blackbaud Inc                      2,700              70,578
        Brooks Automation Inc*             4,331              43,656
        Cabot Microelectronics Corp*       1,300              43,537
        CACI International Inc*            1,895              82,736
        Captaris Inc*                      1,544               5,358
        Catapult Communications
         Corp*                               597               3,725
        Ciber Inc*                         2,938              13,515
        Cohu Inc                             984              15,390
        Concur Technologies Inc*           1,500              43,860
        Digi International Inc*              989              10,414
        Diodes Inc*                        1,650              37,241
        DSP Group Inc*                     1,496              17,354
        Epicor Software Corp*              3,100              34,317
        EPIQ Systems Inc*                  1,281              17,422
        Exar Corp*                         1,952              15,343
        Hutchinson Technology Inc*         1,338              22,478
        Informatica Corp*                  5,400              94,284
        JDA Software Group Inc*            1,393              23,779
        Kopin Corp*                        3,225               8,772
        Kulicke & Soffa Industries Inc*    2,607              13,426
        Manhattan Associates Inc*          1,548              34,149
        Mantech International Corp*          939              41,391
        Mercury Computer Systems
         Inc*                              1,010               6,474
        Micrel Inc                         3,300              24,255
        Micros Systems Inc*                5,000             160,200
        Microsemi Corp*                    4,651             101,159
        MKS Instruments Inc*               2,000              40,180
        MTS Systems Corp                   1,024              31,939
        Omnicell Inc*                        900              17,100
        Pericom Semiconductor Corp*        1,192              15,889
        Phase Forward Inc*                 2,400              38,232
        Phoenix Technologies Ltd*          1,166              19,251
        Photronics Inc*                    2,089              21,036
        Progress Software Corp*            2,349              67,040
        Quality Systems Inc                  800              26,064
        Radiant Systems Inc*               1,286              18,364
        Radisys Corp*                        829               7,884
        Rudolph Technologies Inc*          1,360              11,846
        SI International Inc*                800              19,904
        Skyworks Solutions Inc*            9,282              76,669
        Smith Micro Software Inc*            900               4,608

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
S&P SMALL CAP INDEX FUND                                               2/29/2008
                        PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
--------------------------------------------------------------------
        SPSS Inc*                          1,104              41,985
        Standard Microsystems Corp*        1,264              35,834
        Stratasys Inc*                     1,200              22,512
        Supertex Inc*                        890              18,423
        SYKES Enterprises Inc*             1,600              26,864
        Synaptics Inc*                     1,300              34,827
        SYNNEX Corp*                         700              14,567
        Take-Two Interactive
         Software Inc*                     4,154             110,081
        THQ Inc*                           4,085              76,430
        Tyler Technologies Inc*              900              12,465
        Ultratech Inc*                     1,126              10,843
        Varian Semiconductor
         Equipment Associates Inc*         5,015             169,407
        Veeco Instruments Inc*             1,520              23,560
                                                     ---------------
        Total Technology                                   2,434,277
                                                     ---------------
        Utilities (4.53%)
        Allete Inc                         1,780              64,151
        American States Water Co           1,045              34,015
        Atmos Energy Corp                  5,438             141,388
        Avista Corp                        3,283              59,882
        Central Vermont Public Service
         Corp                                573              13,723
        CH Energy Group Inc                  808              28,910
        Cleco Corp                         3,540              81,101
        El Paso Electric Co*               2,842              58,147
        Laclede Group Inc/The              1,063              36,301
        New Jersey Resources Corp          1,614              74,260
        Northwest Natural Gas Co           1,701              71,510
        Piedmont Natural Gas Co            4,620             113,652
        South Jersey Industries Inc        1,800              61,506
        Southern Union Co                  6,608             169,958
        Southwest Gas Corp                 2,579              65,997
        UGI Corp                           6,510             166,721
        UIL Holdings Corp                  1,540              45,261
        Unisource Energy Corp              2,052              48,529
                                                     ---------------
        Total Utilities                                    1,335,012
                                                     ---------------
        Total Common Stock (Cost $24,118,088)             27,317,448
                                                     ---------------

        Corporate Bond (Cost $15,000) (0.05%)

        Par Value
        ---------
        $  15,000    Mueller Industry
                     11/01/2014 6.00%                         13,369
                                                     ---------------

        Short-Term Investments (7.24%)

        Money Fund (0.12%)

        The United States Treasury
         Trust (b)                        36,717              36,717

        United States Treasury Bills (7.12%)

        Par Value
        ---------
        $ 1,500,000   United States Treasury
                       Bill 04/03/2008 (c)                 1,497,686
            600,000   United States Treasury
                       Bill 05/08/2008                       598,031
                                                     ---------------

        Total United States Treasury Bills                 2,095,717
                                                     ---------------

        Total Short-Term Investments
         (Cost $2,132,338)                           $     2,132,434
                                                     ---------------
        Total Investments
         (Cost $26,265,426) (a) (100.00%)                 29,463,251

        Other Net Assets (0.00%)                               1,324
                                                     ---------------
        Net Assets (100.00%)                         $    29,464,575
                                                     ===============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $26,265,426. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                              $     8,144,086
Unrealized depreciation                                   (4,946,261)
                                                     ---------------
Net unrealized appreciation (depreciation)           $     3,197,825
                                                     ===============

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 29, 2008, certain United States Treasury Bills with a market value of $199,660 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at February 29, 2008: Contracts-$100 times premium/delivery month/commitment

Russell 2000 Mini    Unrealized Depreciation
31/March 08/Long           $ (213,288)
                           ==========

--------------------------------------------------------------------------------
EQUITY INCOME FUND        PORTFOLIO OF INVESTMENTS (UNAUDITED)         2/29/2008
--------------------------------------------------------------------------------

                                                           VALUE
COMPANY                                   SHARES         (NOTE 1)
--------------------------------------------------------------------
        Common Stock (95.59%)
        Basic Materials (4.43%)
        Chemicals (2.10%)
        Praxair Inc                        4,592     $       368,646
        Sherwin-Williams Co/The            1,746              90,408
                                                     ---------------
                                                             459,054
                                                     ---------------
        Forest Products & Paper (1.14%)
        Plum Creek Timber Co Inc           6,150             250,244
        Mining (1.19%)
        Alcoa Inc                          7,050             261,837
                                                     ---------------
        Total Basic Materials                                971,135
                                                     ---------------
        Communications (4.56%)
        Media (2.46%)
        McGraw-Hill Cos Inc/The           13,178             539,376
        Telecommunications (2.10%)
        AT&T Inc                          13,244             461,289
                                                     ---------------
        Total Communications                               1,000,665
                                                     ---------------
        Consumer, Cyclical (9.73%)
        Apparel (0.30%)
        Liz Claiborne Inc                  3,736              66,426
        Auto Manufacturers (1.77%)
        Ford Motor Co*                    59,500             388,535
        Retail (7.66%)
        McDonald's Corp                   15,268             826,151
        Ross Stores Inc                    3,692             102,822
        Sears Holdings Corp*                 717              68,560
        Starbucks Corp*                    5,000              89,850
        Target Corp                        6,939             365,061
        TJX Cos Inc                        7,050             225,600
                                                     ---------------
                                                           1,678,044
                                                     ---------------
        Total Consumer, Cyclical                           2,133,005
                                                     ---------------
        Consumer, Non-Cyclical (22.05%)
        Agriculture (2.58%)
        Altria Group Inc                   2,500             182,850
        Reynolds American Inc              5,992             381,810
                                                     ---------------
                                                             564,660
                                                     ---------------
        Beverages (4.66%)
        Anheuser-Busch Cos Inc             3,736             175,928
        Coca-Cola Co/The                  14,500             847,670
                                                     ---------------
                                                           1,023,598
                                                     ---------------
        Commercial Services (1.89%)
        Moody's Corp                       5,092             193,394
        Western Union Co/The              10,609             220,667
                                                     ---------------
                                                             414,061
                                                     ---------------
        Cosmetics/Personal Care (1.17%)
        Procter & Gamble Co                3,880             256,778
        Food (2.75%)
        Kraft Foods Inc                    4,384             136,649
        Sara Lee Corp                     15,200             191,976
        Tyson Foods Inc                   19,072             274,828
                                                     ---------------
                                                             603,453
                                                     ---------------
        Healthcare-Products (3.45%)
        Baxter International Inc          12,811             756,105
        Healthcare-Services (1.94%)
        Aetna Inc                          8,584             425,766
        Household Products/Wares (0.64%)
        Fortune Brands Inc                 2,146             139,447
        Pharmaceuticals (2.97%)
        AmerisourceBergen Corp             6,906             288,118
        Merck & Co Inc                     1,200              53,160
        Pfizer Inc                        13,900             309,692
                                                     ---------------
                                                             650,970
                                                     ---------------
        Total Consumer, Non-Cyclical                       4,834,838
        Energy (15.03%)
        Oil & Gas (14.18%)
        Apache Corp                        5,126             588,003
        Chevron Corp                       3,840             332,774
        ConocoPhillips                     5,348             442,333
        Devon Energy Corp                  5,852             601,117
        ENSCO International Inc            4,170             249,533
        Exxon Mobil Corp                   7,736             673,109
        Transocean Inc*                    1,581             222,146
                                                     ---------------
                                                           3,109,015
                                                     ---------------
        Oil & Gas Services (0.85%)
        Baker Hughes Inc                   2,780             187,066
                                                     ---------------
        Total Energy                                       3,296,081
                                                     ---------------
        Financial (20.75%)
        Banks (9.73%)
        Bank of America Corp              19,016             755,696
        Fifth Third Bancorp                9,523             218,077
        SunTrust Banks Inc                 7,602             441,904
        Wells Fargo & Co                  24,494             715,960
                                                     ---------------
                                                           2,131,637
                                                     ---------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EQUITY INCOME FUND   PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)  2/29/2008
--------------------------------------------------------------------------------

                                                          VALUE
COMPANY                                   SHARES         (NOTE 1)
--------------------------------------------------------------------
     Diversified Financial Services (3.37%)
     Citigroup Inc                        20,811     $       493,429
     Franklin Resources Inc                2,600             245,362
                                                     ---------------
                                                             738,791
                                                     ---------------
     Insurance (7.65%)
     American International Group
      Inc                                  5,225             244,844
     Arthur J Gallagher & Co               7,700             181,720
     Fidelity National Financial Inc       4,559              80,284
     Marsh & McLennan Cos Inc             13,700             348,939
     MetLife Inc                           7,328             426,929
     StanCorp Financial Group Inc          6,950             341,176
     XL Capital Ltd                        1,501              54,126
                                                     ---------------
                                                           1,678,018
                                                     ---------------
     Total Financial                                       4,548,446
                                                     ---------------
     Industrial (6.31%)
     Aerospace/Defense (0.03%)
     Raytheon Co (Warrant)                   220               6,314
     Building Materials (0.32%)
     Masco Corp                            3,804              71,097
     Hand/Machine Tools (0.62%)
     Stanley Works/The                     2,780             134,941
     Home Furnishings (0.25%)
     Leggett & Platt Inc                   3,325              55,528
     Machinery - Construction &
      Mining (1.75%)
     Caterpillar Inc                       5,292             382,770
     Metal Fabricate/Hardware (0.83%)
     Worthington Industries Inc           10,400             182,936
     Miscellaneous Manufacturing (1.82%)
     3M Co                                 3,212             251,821
     ITT Corp                              2,634             148,136
                                                     ---------------
                                                             399,957
                                                     ---------------
     Oil and Gas Services (0.69)%
     Tidewater Inc                         2,680             150,482
                                                     ---------------
     Total Industrial                                      1,384,025
                                                     ---------------
     Technology (6.81%)
     Computers (2.88%)
     Dell Inc*                            12,249             243,143
     Diebold Inc                           2,146              51,762
     Hewlett-Packard Co                    7,050             336,779
                                                     ---------------
                                                             631,684
                                                     ---------------
     Office/Business Equipment (0.37%)
     Pitney Bowes Inc                      2,280              81,578
     Semiconductors (2.26%)
     Intel Corp                           24,863             496,017
     Software (1.30%)
     Fidelity National Information
      Services Inc                         2,008              83,312
     Microsoft Corp                        7,373             200,693
                                                     ---------------
                                                             284,005
                                                     ---------------
     Total Technology                                      1,493,284
                                                     ---------------
     Utilities (5.91%)
     Electric (5.91%)
     Consolidated Edison Inc               7,700             314,853
     Duke Energy Corp                      9,200             161,368
     Entergy Corp                          2,146             220,480
     Exelon Corp                           3,846             287,873
     Progress Energy Inc                   1,979              82,940
     SCANA Corp                            6,000             227,220
                                                     ---------------
                                                           1,294,734
                                                     ---------------
     Total Utilities                                       1,294,734
                                                     ---------------
     Total Common Stock
      (Cost $18,006,517)                                  20,956,213
                                                     ---------------


     Short-Term Investments (4.25%)

     Money Fund (0.15%)
     The United States Treasury
      Trust (b)                           33,944     $        33,944


     United States Treasury Bills (4.10%)

     Par Value
     ---------
     $   200,000        United States
                         Treasury Bill 04/03/2008 (c)        199,624
         700,000        United States
                         Treasury Bill 05/08/2008            697,702
                                                     ---------------
     Total United States Treasury Bills                      897,326
                                                     ---------------
     Total Short-Term Investments
      (Cost $931,160)                                        931,270
                                                     ---------------
     Total Investments (Cost $18,937,677) (a)
      (99.84%)                                            21,887,483
     Other Net Assets (0.16%)                                 36,005
                                                     ---------------
     Net Assets (100.00%)                            $    21,923,488
                                                     ===============

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $18,937,677. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

     Unrealized appreciation                         $     5,639,613
     Unrealized depreciation                              (2,689,807)
                                                     ---------------
     Net unrealized appreciation (depreciation)      $     2,949,806
                                                     ===============

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.


--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)   2/29/2008
--------------------------------------------------------------------------------

                                                         VALUE
COMPANY                                  SHARES         (NOTE 1)
--------------------------------------------------------------------
     Common Stock (99.47%)
     Basic Materials (6.64%)
     Chemicals (2.46%)
     Arkema ADR*                             148   $           8,495
     BASF SE*                              1,744             220,616
     Bayer AG ADR                          1,515             115,595
                                                   -----------------
                                                             344,706
                                                   -----------------
     Mining (4.18%)
     Anglo American PLC ADR                3,320             105,310
     BHP Billiton Ltd ADR                  1,000              73,180
     Rio Tinto PLC ADR                       900             409,005
                                                   -----------------
                                                             587,495
                                                   -----------------
     Total Basic Materials                                   932,201
                                                   -----------------
     Communications (17.25%)
     Telecommunications (17.25%)
     Alcatel-Lucent ADR                    1,772              10,402
     BT Group PLC ADR                      2,960             133,999
     Deutsche Telekom AG ADR              10,725             202,595
     France Telecom SA ADR                 6,500             217,425
     Nokia OYJ ADR                        15,928             573,567
     Telecom Italia SpA ADR                2,947              73,439
     Telefonaktiebolaget LM
      Ericsson ADR                         5,494             118,121
     Telefonica SA ADR                     5,265             456,686
     Vodafone Group PLC ADR               19,733             635,995
                                                   -----------------
                                                           2,422,229
                                                   -----------------
     Total Communications                                  2,422,229
                                                   -----------------
     Consumer, Cyclical (2.09%)
     Auto Manufacturers (2.09%)
     Daimler AG                            3,535             294,077
                                                   -----------------
     Total Consumer, Cyclical                                294,077
                                                   -----------------
     Consumer, Non-Cyclical (18.5%)
     Beverages (1.37%)
     Diageo PLC ADR                        2,335             191,704
     Cosmetics/Personal Care (0.67%)
     L'Oreal SA ADR                        4,005              94,118
     Food (5.65%)
     Nestle SA ADR                         4,965             590,835
     Unilever NV ADR                       6,508             202,399
                                                   -----------------
                                                             793,234
                                                   -----------------
     Pharmaceuticals (10.81%)
     AstraZeneca PLC ADR                   5,198             195,601
     GlaxoSmithKline PLC ADR              10,088             442,964
     Novartis AG ADR                       9,157             450,067
     Roche Holding AG ADR                  4,416             430,118
                                                   -----------------
                                                           1,518,750
                                                   -----------------
     Total Consumer, Non-Cyclical                          2,597,806
                                                   -----------------
     Energy (16.78%)
     Oil & Gas (16.78%)
     BP PLC ADR                           10,776             699,039
     ENI SpA ADR                           4,332             298,605
     Royal Dutch Shell A PLC ADR           6,720             480,144
     Royal Dutch Shell B PLC ADR           3,435             240,587
     Total SA                              8,458             637,649
                                                   -----------------
                                                           2,356,024
                                                   -----------------
     Total Energy                                          2,356,024
                                                   -----------------
     Financial (28.43%)
     Banks (21.52%)
     ABN AMRO Holding
      NV ADR                               6,467             371,206
     Banco Bilbao Vizcaya
      Argentaria SA ADR                   13,679             280,556
     Banco Santander SA ADR               22,858             406,415
     Barclays PLC ADR                      8,051             302,476
     BNP Paribas ADR                       5,452             240,978
     Credit Suisse Group ADR               3,753             183,597
     Deutsche Bank AG                      1,796             199,284

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
EUROPEAN GROWTH AND INCOME FUND                                        2/29/2008
                           PORTFOLIO OF INVESTMENTS (UNAUDITED)-(CONTINUED)
--------------------------------------------------------------------------------

                                                             VALUE
COMPANY                                     SHARES          (NOTE 1)
-----------------------------------------------------------------------
        HSBC Holdings PLC ADR                 8,265    $        621,941
        Lloyds TSB Group PLC ADR              5,255             188,234
        UBS AG                                7,050             227,997
                                                       ----------------
                                                              3,022,684
                                                       ----------------
        Insurance (6.91%)
        Aegon NV ADR                          3,110              46,184
        Allianz SE ADR                       15,257             267,760
        AXA SA ADR                            6,484             218,251
        ING Groep NV ADR                      8,132             270,877
        Prudential PLC ADR                    2,089              50,512
        Swiss Reinsurance ADR                   960              76,800
        Zurich Financial Services
         AG ADR                               1,265              39,468
                                                       ----------------
                                                                969,852
                                                       ----------------
        Total Financial                                       3,992,536
                                                       ----------------
        Industrial (3.84%)
        Electronics (1.08%)
        Koninklijke Philips Electronics
         NV ADR                               3,884             151,165
        Miscellaneous Manufacturing (2.76%)
        Siemens AG ADR                        3,035             387,448
                                                       ----------------
        Total Industrial                                        538,613
                                                       ----------------
        Technology (1.14%)
        Software (1.14%)
        SAP AG ADR                            3,367             159,629
                                                       ----------------
        Total Technology                                        159,629
                                                       ----------------
        Utilities (4.81%)
        Electric (3.04%)
        E.ON AG ADR                           6,935             427,890
        Water (1.77%)
        Suez SA ADR                           3,937             248,032
                                                       ----------------
        Total Utilities                                         675,922
                                                       ----------------
        Total Common Stock
         (Cost $11,032,434)                                  13,969,037
                                                       ----------------
        Short-Term Investments (0.37%)

        Money Fund (0.37%)

        The United States Treasury
         Trust (b)                           52,340              52,340

        Total Short-Term Investments
         (Cost $52,340)                                          52,340
                                                       ----------------
        Total Investments
         (Cost $11,084,774) (a) (99.84%)                     14,021,377

        Other Net Assets (0.16%)                                 22,613
                                                       ----------------
        Net Assets (100.00%)                           $     14,043,990
                                                       ================

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $11,085,334. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

        Unrealized appreciation                        $      3,729,384
        Unrealized depreciation                                (793,341)
                                                       ----------------
        Net unrealized appreciation
         (depreciation)                                $      2,936,043
                                                       ================

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND     PORTFOLIO OF INVESTMENTS (UNAUDITED)         2/29/2008
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES          (NOTE 1)
-----------------------------------------------------------------------
        Common Stock (96.87%)
        Basic Materials (0.84%)
        Sigma-Aldrich Corp                   1,436     $         79,009
        Steel Dynamics Inc                   1,200               69,912
                                                       ----------------
        Total Basic Materials                                   148,921
                                                       ----------------
        Communications (28.07%)
        Akamai Technologies Inc*             1,800               63,288
        Amazon.Com Inc*                      3,246              209,270
        Baidu.com*                             300               75,399
        Check Point Software
         Technologies*                       2,506               54,932
        Cisco Systems Inc*                  25,180              613,637
        Comcast Corp*                       16,944              331,086
        Discovery Holding Co*                2,767               62,451
        DISH Network Corp*                   2,514               74,540
        eBay Inc*                           11,739              309,440
        Expedia Inc*                         3,216               73,743
        Focus Media Holding Ltd
         ADR*                                1,200               60,444
        Google Inc*                          1,664              784,044
        IAC/InterActiveCorp*                 3,402               67,700
        Juniper Networks Inc*                3,939              105,644
        Lamar Advertising Co                   915               34,871
        Leap Wireless International
         Inc*                                  800               34,208
        Level 3 Communications Inc*         17,400               38,802
        Liberty Global Inc*                  2,212               83,171
        Liberty Media Corp -
         Interactive*                        6,500               93,340
        Millicom International Cellular
         SA*                                 1,100              121,550
        NII Holdings Inc*                    1,993               79,182
        QUALCOMM Inc                        22,954              972,561
        Sirius Satellite Radio Inc*         18,479               52,480
        Symantec Corp*                      10,573              178,049
        Tellabs Inc*                         2,893               19,036
        VeriSign Inc*                        2,414               84,007
        Virgin Media Inc                     4,192               62,880
        Yahoo! Inc*                          7,488              208,017
                                                       ----------------
        Total Communications                                  4,947,772
                                                       ----------------
        Consumer, Cyclical (7.78%)
        Bed Bath & Beyond Inc*               4,144              117,441
        Cintas Corp                          2,196               63,201
        Costco Wholesale Corp                2,704              167,432
        Fastenal Co                          1,708               69,447
        PACCAR Inc                           4,800              208,224
        PetSmart Inc                         1,528               32,898
        Ryanair Holdings PLC ADR*            1,300               37,154
        Sears Holdings Corp*                 1,669              159,590
        Staples Inc                          5,531              123,065
        Starbucks Corp*                     11,806              212,154
        UAL Corp                             1,300               39,390
        Wynn Resorts Ltd                     1,400              140,980
                                                       ----------------
        Total Consumer, Cyclical                              1,370,976
                                                       ----------------
        Consumer, Non-Cyclical (16.51%)
        Amgen Inc*                           5,913              269,160
        Amylin Pharmaceuticals Inc*          1,500               39,705
        Apollo Group Inc*                    1,998              122,637
        Biogen Idec Inc*                     3,654              213,247
        Celgene Corp*                        4,400              248,028
        Cephalon Inc*                          800               48,272
        Dentsply International Inc           1,688               65,900
        Express Scripts Inc*                 2,588              152,951
        Genzyme Corp*                        3,871              274,531
        Gilead Sciences Inc*                10,622              502,633
        Hansen Natural Corp*                 1,100               45,650
        Henry Schein Inc*                    1,000               59,820
        Hologic Inc*                         1,500               90,465
        Intuitive Surgical Inc*                400              112,768
        Monster Worldwide Inc*               1,518               40,364
        Patterson Cos Inc*                   1,604               56,461
        Paychex Inc                          4,133              130,024
        Teva Pharmaceutical Industries
         Ltd                                 7,234              354,972
        Vertex Pharmaceuticals Inc*          1,600               28,000
        Whole Foods Market Inc               1,538               54,061
                                                       ----------------
        Total Consumer, Non-Cyclical                          2,909,649
                                                       ----------------
        Industrial (3.84%)
        CH Robinson Worldwide Inc            1,946               98,798
        Expeditors International
         Washington Inc                      2,400               94,368
        Flextronics International Ltd*       8,618               87,387
        Foster Wheeler Ltd*                  1,800              117,810
        Garmin Ltd                           2,380              139,730
        Joy Global Inc                       1,200               79,644
        Stericycle Inc*                      1,100               59,279
                                                       ----------------
        Total Industrial                                        677,016
                                                       ----------------
        Technology (39.83%)
        Activision Inc*                      3,049               83,085
        Adobe Systems Inc*                   6,540              220,071
        Altera Corp                          5,469               93,575
        Apple Inc*                          14,148            1,768,783
        Applied Materials Inc                8,312              159,341
        Autodesk Inc*                        2,800               87,052
        BEA Systems Inc*                     4,355               83,050
        Broadcom Corp*                       5,036               95,231
        Cadence Design Systems Inc*          3,230               34,303
        Citrix Systems Inc*                  2,599               85,585
        Cognizant Technology
         Solutions Corp*                     3,300               99,693
        Dell Inc*                            9,557              189,706
        Electronic Arts Inc*                 3,704              175,162
        Fiserv Inc*                          2,373              124,867
        Infosys Technologies Ltd             1,300               50,596
        Intel Corp                          23,806              474,930
        Intuit Inc*                          4,844              128,657
        Kla-Tencor Corp                      2,582              108,470
        Lam Research Corp*                   1,471               59,193
        Linear Technology Corp               3,449               95,572
        Logitech International SA*           2,100               53,718
        Marvell Technology Group
         Ltd*                                6,590               74,533
        Microchip Technology Inc             2,116               65,130

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
NASDAQ-100 INDEX FUND                                                  2/29/2008
                     PORTFOLIO OF INVESTMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                            VALUE
COMPANY                                    SHARES          (NOTE 1)
-----------------------------------------------------------------------
        Microsoft Corp                      37,410            1,018,300
        Network Appliance Inc*               4,214               91,107
        Nvidia Corp*                         6,297              134,693
        Oracle Corp*                        24,782              465,901
        Research In Motion Ltd*              6,489              673,557
        SanDisk Corp*                        2,424               57,084
        Sun Microsystems Inc*                4,209               69,027
        Xilinx Inc                           4,558              101,916
                                                       ----------------
        Total Technology                                      7,021,888
                                                       ----------------
        Total Common Stock (Cost $15,034,707)                17,076,222
                                                       ----------------
        Short-Term Investments (3.19%)

        Money Fund (0.36%)
        The United States Treasury
         Trust (b)                          62,752     $         62,752

        United States Treasury Bills (2.83%)

        Par Value
        ---------
        $ 200,000        United States Treasury
                          Bill 04/03/2008 (c)          $        199,670
          300,000        United States Treasury
                          Bill 05/08/2008                       299,015
                                                       ----------------
        Total United States Treasury Bills                      498,685
                                                       ----------------
        Total Short-Term Investments
         (Cost $561,390)                                        561,437
                                                       ----------------
        Total Investments
         (Cost $15,596,097) (a) (100.06%)              $     17,637,659
        Other Net Liabilities (-0.06%)                           (9,731)
                                                       ----------------
        Net Assets (100.00%)                           $     17,627,928
                                                       ================

*     Non-Income Producing Security

(a) Aggregate cost for federal income tax purpose is $15,702,646. At February 29, 2008, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation                                $      4,620,773
Unrealized depreciation                                      (2,685,760)
                                                       ----------------
Net unrealized appreciation (depreciation)             $      1,935,013
                                                       ================

(b)   See note 5 regarding investments in The United States Treasury Trust Fund.

(c) At February 29, 2008, certain United States Treasury Bills with a market value of $99,830 were pledged to cover margin requirements for future contracts.

(d) Futures contracts at February 29, 2008: Contracts-$100 times premium/delivery month/commitment

                           Unrealized
Nasdaq 100 Stock Index    Depreciation
3/March 08/Long            $ (84,359)
                           =========

                 See accompanying notes to financial statements

                     [This page intentionally left blank.]

--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETS & LIABILITIES
                          FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       CALIFORNIA
                                                   CALIFORNIA        CALIFORNIA         TAX-FREE
                                                    TAX-FREE          INSURED            MONEY
                                                  INCOME FUND    INTERMEDIATE FUND    MARKET FUND
                                                --------------- ------------------- ---------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                    $115,658,757       $15,957,112       $78,883,510
  Cost - Sweep Money Fund (Note 5)                          -                 -                 -
                                                 ------------       -----------       -----------
  Total cost of investments                       115,658,757        15,957,112        78,883,510
                                                 ============       ===========       ===========
  Value - Unaffiliated issuers                    115,004,813        16,047,812        78,883,510
  Value - Sweep Money Fund (Note 5)                         -                 -                 -
                                                 ------------       -----------       -----------
  Total market value of investments (Note 1)      115,004,813        16,047,812        78,883,510
 Cash                                                  76,926            34,150            62,793
 Interest receivable                                1,336,017           176,523           540,608
 Receivable for fund shares sold                      197,700                 -             7,857
 Receivable for investments sold                            -                 -                28
 Prepaid expenses                                           -                 -               472
                                                 ------------       -----------       -----------
  Total Assets                                   $116,615,456       $16,258,485       $79,495,268
                                                 ------------       -----------       -----------
Liabilities
 Payable for fund shares repurchased                   44,516               463            22,051
 Payable to investment advisor                         46,655             3,943            15,648
 Distributions payable                                 96,405             6,432             3,656
 Accrued 12b-1 fee - K Shares                               -                 -                 -
 Accrued shareholder service fee - K Shares                 -                 -                 -
 Accrued administration fee                             7,475             1,030             4,672
 Accrued expenses                                       1,510             1,287                 -
                                                 ------------       -----------       -----------
  Total Liabilities                              $    196,561       $    13,155       $    46,027
                                                 ------------       -----------       -----------
Net assets:                                      $116,418,895       $16,245,330       $79,449,241
                                                 ============       ===========       ===========
Net Assets at February 29, 2008 consist of
 Paid-in capital                                  116,629,408        16,165,390        79,452,499
 Undistributed net investment income                  591,581             1,540                 -
 Accumulated net realized gains (losses)             (148,150)          (12,300)           (3,258)
 Unrealized appreciation (depreciation)
  of investments                                     (653,944)           90,700                 -
                                                 ------------       -----------       -----------
                                                 $116,418,895       $16,245,330       $79,449,241
                                                 ============       ===========       ===========
Net Assets
 Direct Shares                                   $116,418,895       $16,245,330       $79,449,241
                                                 ============       ===========       ===========
 K Shares                                                   -                 -                 -
                                                 ============       ===========       ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)      10,461,341         1,553,449        79,515,869
                                                 ============       ===========       ===========
 K Shares
  (no par value, unlimited shares authorized)               -                 -                 -
                                                 ============       ===========       ===========
Net asset value per share
 Direct Shares                                   $      11.13       $     10.46       $      1.00
                                                 ============       ===========       ===========
 K Shares                                                   -                 -                 -
                                                 ============       ===========       ===========


                                                       U.S.        SHORT-TERM U.S.     THE UNITED
                                                    GOVERNMENT        GOVERNMENT     STATES TREASURY
                                                 SECURITIES FUND      BOND FUND           TRUST
                                                ----------------- ----------------- ----------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                      $26,841,627       $11,094,147      $39,253,768
  Cost - Sweep Money Fund (Note 5)                      92,370            24,127                -
                                                   -----------       -----------      -----------
  Total cost of investments                         26,933,997        11,118,274       39,253,768
                                                   ===========       ===========      ===========
  Value - Unaffiliated issuers                      27,581,926        11,537,017       39,253,768
  Value - Sweep Money Fund (Note 5)                     92,370            24,127                -
                                                   -----------       -----------      -----------
  Total market value of investments (Note 1)        27,674,296        11,561,144       39,253,768
 Cash                                                        -                 -           73,941
 Interest receivable                                   154,208            93,359                -
 Receivable for fund shares sold                       226,041            14,144          283,450
 Receivable for investments sold                             -                 -                -
 Prepaid expenses                                            -                 -                -
                                                   -----------       -----------      -----------
  Total Assets                                     $28,054,545       $11,668,647      $39,611,159
                                                   -----------       -----------      -----------
Liabilities
 Payable for fund shares repurchased                   220,671             4,853          474,245
 Payable to investment advisor                           8,579               483            6,616
 Distributions payable                                   6,803             1,310            1,518
 Accrued 12b-1 fee - K Shares                            1,100               402              469
 Accrued shareholder service fee - K Shares              1,136               410              497
 Accrued administration fee                              1,716               728            2,484
 Accrued expenses                                        6,193             2,969            6,428
                                                   -----------       -----------      -----------
  Total Liabilities                                $   246,198       $    11,155      $   492,257
                                                   -----------       -----------      -----------
Net assets:                                        $27,808,347       $11,657,492      $39,118,902
                                                   ===========       ===========      ===========
Net Assets at February 29, 2008 consist of
 Paid-in capital                                    27,474,844        11,556,625       39,119,461
 Undistributed net investment income                     2,932             1,173              105
 Accumulated net realized gains (losses)              (409,728)         (343,176)            (664)
 Unrealized appreciation (depreciation)
  of investments                                       740,299           442,870                -
                                                   -----------       -----------      -----------
                                                   $27,808,347       $11,657,492      $39,118,902
                                                   ===========       ===========      ===========
Net Assets
 Direct Shares                                     $21,983,785       $ 9,428,369      $36,684,859
                                                   ===========       ===========      ===========
 K Shares                                          $ 5,824,562       $ 2,229,123      $ 2,434,043
                                                   ===========       ===========      ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)        2,070,702           918,912       36,685,336
                                                   ===========       ===========      ===========
 K Shares
  (no par value, unlimited shares authorized)          545,091           216,618        2,434,046
                                                   ===========       ===========      ===========
Net asset value per share
 Direct Shares                                     $     10.62       $     10.26      $      1.00
                                                   ===========       ===========      ===========
 K Shares                                          $     10.69       $     10.29      $      1.00
                                                   ===========       ===========      ===========



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENTS OF ASSETS & LIABILITIES
                   FEBRUARY 29, 2008 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


                                                                                           S&P
                                                         S&P 500        S&P MIDCAP      SMALLCAP
                                                       INDEX FUND       INDEX FUND     INDEX FUND
                                                    ---------------- --------------- --------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                         $ 71,700,624    $134,062,777    $26,228,709
  Cost - Sweep Money Fund (Note 5)                           7,093          40,620         36,717
                                                      ------------    ------------    -----------
  Total cost of investments                             71,707,717     134,103,397     26,265,426
                                                      ============    ============    ===========
  Value - Unaffiliated issuers                          99,513,809     155,769,653     29,426,534
  Value - Sweep Money Fund (Note 5)                          7,093          40,620         36,717
                                                      ------------    ------------    -----------
  Total market value of investments (Note 1)            99,520,902     155,810,273     29,463,251
 Cash                                                            -               -         73,700
 Interest receivable                                           125              87            367
 Dividend receivable                                       227,668         171,989         12,245
 Receivable for fund shares sold                           364,573         180,678        161,230
 Variation margin receivable                                     -               -              -
 Prepaid expenses                                                -               -              -
                                                      ------------    ------------    -----------
  Total Assets                                        $100,113,268    $156,163,027    $29,710,793
                                                      ------------    ------------    -----------
Liabilities
 Payable for fund shares repurchased                       361,736         458,442        169,096
 Payable to investment advisor                               5,544          40,226          6,430
 Variation margin payable                                   25,875         101,050         51,770
 Accrued 12b-1 fee - K Shares                                1,360           1,147          1,426
 Accrued shareholder service fee - K Shares                  1,544           1,040          1,566
 Accrued administration fee                                  6,381           9,922          1,892
 Accrued expenses                                            5,729           5,534         14,038
                                                      ------------    ------------    -----------
  Total Liabilities                                   $    408,169    $    617,361    $   246,218
                                                      ------------    ------------    -----------
Net assets:                                           $ 99,705,099    $155,545,666    $29,464,575
                                                      ============    ============    ===========
Net Assets at February 29, 2008 consist of
 Paid-in capital                                        75,919,501     125,346,640     25,756,674
 Undistributed net investment income                       282,672          63,981        (28,236)
 Accumulated net realized gains (losses)                (4,241,820)      8,472,297        751,600
 Unrealized appreciation (depreciation) of
  investments                                           27,813,185      21,706,876      3,197,825
 Unrealized appreciation (depreciation) of futures
  contracts                                                (68,439)        (44,128)      (213,288)
                                                      ------------    ------------    -----------
                                                      $ 99,705,099    $155,545,666    $29,464,575
                                                      ============    ============    ===========
Net Assets
 Direct Shares                                        $ 92,823,811    $149,610,146    $22,063,583
                                                      ============    ============    ===========
 K Shares                                             $  6,881,288    $  5,935,520    $ 7,400,992
                                                      ============    ============    ===========
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)            3,462,701       7,389,956      1,419,229
                                                      ============    ============    ===========
 K Shares
  (no par value, unlimited shares authorized)              255,559         293,502        478,368
                                                      ============    ============    ===========
Net asset value per share
 Direct Shares                                        $      26.81    $      20.25    $     15.55
                                                      ============    ============    ===========
 K Shares                                             $      26.93    $      20.22    $     15.47
                                                      ============    ============    ===========


                                                                         EUROPEAN
                                                         EQUITY          GROWTH &       NASDAQ-100
                                                       INCOME FUND     INCOME FUND      INDEX FUND
                                                    ---------------- --------------- ----------------
Assets
 Investments in securities
  Cost - Unaffiliated issuers                         $ 18,903,733     $11,032,434    $   15,533,345
  Cost - Sweep Money Fund (Note 5)                          33,944          52,340            62,752
                                                      ------------     -----------    --------------
  Total cost of investments                             18,937,677      11,084,774        15,596,097
                                                      ============     ===========    ==============
  Value - Unaffiliated issuers                          21,853,539      13,969,037        17,574,907
  Value - Sweep Money Fund (Note 5)                         33,944          52,340            62,752
                                                      ------------     -----------    --------------
  Total market value of investments (Note 1)            21,887,483      14,021,377        17,637,659
 Cash                                                            -               -               841
 Interest receivable                                           103              71               114
 Dividend receivable                                        59,529          41,045            14,289
 Receivable for fund shares sold                           205,583         283,382           154,832
 Variation margin receivable                                     -               -                 -
 Prepaid expenses                                                -               -             2,506
                                                      ------------     -----------    --------------
  Total Assets                                        $ 22,152,698     $14,345,875    $   17,810,241
                                                      ------------     -----------    --------------
Liabilities
 Payable for fund shares repurchased                       211,256         291,164           167,712
 Payable to investment advisor                               9,817           6,062               711
 Variation margin payable                                        -               -            10,800
 Accrued 12b-1 fee - K Shares                                  795           1,083               915
 Accrued shareholder service fee - K Shares                    899           1,183             1,045
 Accrued administration fee                                  1,547             879             1,130
 Accrued expenses                                            4,896           1,514                 -
                                                      ------------     -----------    --------------
  Total Liabilities                                   $    229,210     $   301,885    $      182,313
                                                      ------------     -----------    --------------
Net assets:                                           $ 21,923,488     $14,043,990    $   17,627,928
                                                      ============     ===========    ==============
Net Assets at February 29, 2008 consist of
 Paid-in capital                                        18,728,245      11,371,469        28,452,608
 Undistributed net investment income                        32,759          22,195            (7,912)
 Accumulated net realized gains (losses)                   212,678        (286,277)      (12,773,971)
 Unrealized appreciation (depreciation) of
  investments                                            2,949,806       2,936,603         2,041,562
 Unrealized appreciation (depreciation) of futures
  contracts                                                      -               -           (84,359)
                                                      ------------     -----------    --------------
                                                      $ 21,923,488     $14,043,990    $   17,627,928
                                                      ============     ===========    ==============
Net Assets
 Direct Shares                                        $ 17,873,041     $ 8,439,168    $   12,990,014
                                                      ============     ===========    ==============
 K Shares                                             $  4,050,447     $ 5,604,822    $    4,637,914
                                                      ============     ===========    ==============
Shares Outstanding
 Direct Shares
  (no par value, unlimited shares authorized)            1,119,405         787,896         2,975,447
                                                      ============     ===========    ==============
 K Shares
  (no par value, unlimited shares authorized)              254,910         521,662         1,078,131
                                                      ============     ===========    ==============
Net asset value per share
 Direct Shares                                        $      15.97     $     10.71    $         4.37
                                                      ============     ===========    ==============
 K Shares                                             $      15.89     $     10.74    $         4.30
                                                      ============     ===========    ==============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                          FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                                CALIFORNIA
                                                             CALIFORNIA        CALIFORNIA        TAX-FREE
                                                              TAX-FREE          INSURED           MONEY
                                                            INCOME FUND    INTERMEDIATE FUND   MARKET FUND
                                                          --------------- ------------------- -------------
Investment income
 Sweep Money Fund (Note 5)                                 $           -       $       -       $        -
 Interest income                                               3,009,778         324,735        1,495,527
                                                           -------------       ---------       ----------
  Total                                                        3,009,778         324,735        1,495,527
Expenses
 Management fees (Note 2)                                        295,933          43,001          228,620
 Administration fees (Note 2)                                     46,700           6,667           35,506
 Transfer agent fees                                              22,760           8,365           12,028
 Accounting services                                              29,871           8,303           21,977
 Custodian fees                                                    5,108             857            4,329
 Legal, audit, and compliance fees (Note 2)                       25,841           5,960           18,723
 Trustees fees                                                     1,844           1,873            1,839
 Insurance                                                         2,382             384            1,381
 Printing                                                          3,643             503            1,258
 Registration and dues                                             2,056             575            2,152
 12b-1 fees - K Shares (Note 2)                                        -               -                -
 Shareholder service fee - K Shares (Note 2)                           -               -                -
                                                           -------------       ---------       ----------
  Total expenses                                                 436,138          76,488          327,813
   Less reimbursement from manager (Note 2)                            -         (17,983)         (85,178)
                                                           -------------       ---------       ----------
  Net expenses                                                   436,138          58,505          242,635
                                                           -------------       ---------       ----------
   Net investment income (loss)                                2,573,640         266,230        1,252,892
                                                           =============       =========       ==========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions                (492)          1,192                -
 Change in unrealized appreciation
  (depreciation) of investments                               (3,129,877)         82,385                -
                                                           -------------       ---------       ----------
 Net realized and unrealized gain (loss) of investments       (3,130,369)         83,577                -
                                                           -------------       ---------       ----------
 Net increase (decrease) in net assets resulting
  from operations                                          $    (556,729)      $ 349,807       $1,252,892
                                                           =============       =========       ==========


                                                                 U.S.           SHORT-TERM
                                                              GOVERNMENT     U.S. GOVERNMENT   THE UNITED STATES
                                                           SECURITIES FUND      BOND FUND       TREASURY TRUST
                                                          ----------------- ----------------- ------------------
Investment income
 Sweep Money Fund (Note 5)                                   $      954         $     850         $       -
 Interest income                                                601,670           263,133           711,046
                                                             ----------         ---------         ---------
  Total                                                         602,624           263,983           711,046
Expenses
 Management fees (Note 2)                                        66,003            29,957            97,567
 Administration fees (Note 2)                                    10,251             4,657            15,142
 Transfer agent fees                                             13,950             9,398            15,023
 Accounting services                                             10,431             7,630            14,169
 Custodian fees                                                   1,936               960             2,467
 Legal, audit, and compliance fees (Note 2)                       7,955             4,747             9,997
 Trustees fees                                                    1,884             1,818             1,827
 Insurance                                                          522               274               767
 Printing                                                         1,585               594             1,560
 Registration and dues                                            2,257               742             2,993
 12b-1 fees - K Shares (Note 2)                                   7,654             2,630             3,456
 Shareholder service fee - K Shares (Note 2)                      7,654             2,630             3,456
                                                             ----------         ---------         ---------
  Total expenses                                                132,082            66,037           168,424
   Less reimbursement from manager (Note 2)                     (19,007)          (25,399)          (58,053)
                                                             ----------         ---------         ---------
  Net expenses                                                  113,075            40,638           110,371
                                                             ----------         ---------         ---------
   Net investment income (loss)                                 489,549           223,345           600,675
                                                             ==========         =========         =========
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions                854            31,280             7,776
 Change in unrealized appreciation
  (depreciation) of investments                               1,033,977           361,579                 -
                                                             ----------         ---------         ---------
 Net realized and unrealized gain (loss) of investments       1,034,831           392,859             7,776
                                                             ----------         ---------         ---------
 Net increase (decrease) in net assets resulting
  from operations                                            $1,524,380         $ 616,204         $ 608,451
                                                             ==========         =========         =========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                   FEBRUARY 29, 2008 (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------


                                                                 S&P 500        S&P MIDCAP
                                                               INDEX FUND       INDEX FUND
                                                            ---------------- ----------------
Investment income
 Sweep Money Fund (Note 5)                                   $         787    $         838
 Interest income                                                    23,788           37,812
 Dividend income (net of foreign tax witheld:
  $52; $0; $72; $0; $16,822; $280 respectively)                  1,103,469        1,080,848
                                                             -------------    -------------
  Total                                                          1,128,044        1,119,498
                                                             -------------    -------------
Expenses
 Management fees (Note 2)                                          137,785          342,616
 Administration fees (Note 2)                                       42,742           66,288
 Transfer agent fees                                                23,797           25,864
 Accounting services                                                33,618           44,939
 Custodian fees                                                      4,945            8,263
 Legal, audit, and compliance fees (Note 2)                         22,925           29,440
 Trustees fees                                                       1,849            1,855
 Insurance                                                           2,037            3,323
 Printing                                                           10,113           11,895
 Registration and dues                                               4,696            6,714
 12b-1 fees - K Shares (Note 2)                                     10,239            8,813
 Shareholder service fee - K Shares (Note 2)                        10,239            8,813
 Licensing fee                                                       5,734            9,081
                                                             -------------    -------------
  Total expenses                                                   310,719          567,904
   Less reimbursement from manager (Note 2)                        (91,589)         (53,256)
                                                             -------------    -------------
  Net expenses                                                     219,130          514,648
                                                             -------------    -------------
   Net investment income (loss)                                    908,914          604,850
                                                             =============    =============
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             2,817,253       11,223,734
 Net realized gain (loss) from futures contracts                  (234,884)        (277,030)
 Change in unrealized appreciation (depreciation) of
  investments                                                  (13,377,904)     (25,976,283)
 Change in unrealized appreciation (depreciation) of
  futures contracts                                                (47,159)         (39,575)
                                                             -------------    -------------
 Net realized and unrealized gain (loss) on investments        (10,842,694)     (15,069,154)
                                                             -------------    -------------
 Net increase (decrease) in net assets resulting from
  operations                                                 $  (9,933,780)   $ (14,464,304)
                                                             =============    =============


                                                              S&P SMALLCAP        EQUITY      EUROPEAN GROWTH     NASDAQ-100
                                                               INDEX FUND      INCOME FUND     & INCOME FUND      INDEX FUND
                                                            ---------------- --------------- ----------------- ---------------
Investment income
 Sweep Money Fund (Note 5)                                    $        790    $        709      $      783      $        721
 Interest income                                                    25,770          60,485           4,144            21,079
 Dividend income (net of foreign tax witheld:
  $52; $0; $72; $0; $16,822; $280 respectively)                    139,976         316,526         122,109            58,867
                                                              ------------    ------------      ----------      ------------
  Total                                                            166,536         377,720         127,036            80,667
                                                              ------------    ------------      ----------      ------------
Expenses
 Management fees (Note 2)                                           80,603          68,077          63,431            55,090
 Administration fees (Note 2)                                       12,482          10,561           5,791             8,547
 Transfer agent fees                                                17,198          13,767          11,889            16,960
 Accounting services                                                20,521           8,858           7,658             8,813
 Custodian fees                                                      3,113           1,622           1,199             1,241
 Legal, audit, and compliance fees (Note 2)                          7,789           6,816           4,921             6,359
 Trustees fees                                                       1,860           1,842           1,918             2,036
 Insurance                                                             614             391             192               339
 Printing                                                            4,092           2,627           1,857             3,903
 Registration and dues                                               2,297           2,018           1,742             1,382
 12b-1 fees - K Shares (Note 2)                                     11,235           5,967           8,528             7,492
 Shareholder service fee - K Shares (Note 2)                        11,235           5,967           8,528             7,492
 Licensing fee                                                       1,358               -               -             2,795
                                                              ------------    ------------      ----------      ------------
  Total expenses                                                   174,397         128,513         117,654           122,449
   Less reimbursement from manager (Note 2)                        (32,519)              -         (25,934)          (33,870)
                                                              ------------    ------------      ----------      ------------
  Net expenses                                                     141,878         128,513          91,720            88,579
                                                              ------------    ------------      ----------      ------------
   Net investment income (loss)                                     24,658         249,207          35,316            (7,912)
                                                              ============    ============      ==========      ============
Realized and unrealized gain (loss) on investments
 Net realized gain (loss) from security transactions             1,655,199         599,743             713          (200,280)
 Net realized gain (loss) from futures contracts                  (134,325)       (272,093)              -            61,886
 Change in unrealized appreciation (depreciation) of
  investments                                                   (5,582,941)     (3,054,644)       (800,780)       (2,575,005)
 Change in unrealized appreciation (depreciation) of
  futures contracts                                               (198,858)         50,715               -           (89,220)
                                                              ------------    ------------      ----------      ------------
 Net realized and unrealized gain (loss) on investments         (4,260,925)     (2,676,279)       (800,067)       (2,802,619)
                                                              ------------    ------------      ----------      ------------
 Net increase (decrease) in net assets resulting from
  operations                                                  $ (4,236,267)   $ (2,427,072)     $ (764,751)     $ (2,810,531)
                                                              ============    ============      ==========      ============


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                             CALIFORNIA TAX-FREE              CALIFORNIA INSURED
                                                                 INCOME FUND                  INTERMEDIATE FUND
                                                       -------------------------------- ------------------------------
                                                          Six Months                      Six Months
                                                             Ended                           Ended
                                                         February 29,      Year Ended    February 29,     Year Ended
                                                             2008          August 31,        2008         August 31,
                                                          (Unaudited)         2007        (Unaudited)        2007
                                                       ---------------- --------------- -------------- ---------------
Operations
 Net investment income                                   $  2,573,640    $  5,433,597    $    266,230   $    580,264
 Net realized gain (loss) on investments                         (492)        956,445           1,192        (13,492)
 Change in unrealized appreciation (depreciation) of
  investments                                              (3,129,877)     (4,032,411)         82,385        (92,285)
                                                         ------------    ------------    ------------   ------------
 Net increase (decrease) in net assets resulting from
  operations                                                 (556,729)      2,357,631         349,807        474,487
Distributions to shareholders
 Distributions from net investment income                  (2,499,902)     (5,113,137)       (266,269)      (580,438)
 Distributions from realized capital gains on
  investments                                                (640,958)     (1,106,888)              -        (20,390)
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                 (879,668)     (2,319,049)     (1,605,228)    (1,737,512)
                                                         ------------    ------------    ------------   ------------
 Total increase (decrease)                                 (4,577,257)     (6,181,443)     (1,521,690)    (1,863,853)
Net assets
 Beginning of period                                      120,996,152     127,177,595      17,767,020     19,630,873
                                                         ------------    ------------    ------------   ------------
 End of period                                           $116,418,895    $120,996,152    $ 16,245,330   $ 17,767,020
                                                         ============    ============    ============   ============
Including undistributed net investment income of:        $    591,581    $    517,843    $      1,540   $      1,579
                                                         ============    ============    ============   ============


                                                             CALIFORNIA TAX-FREE
                                                              MONEY MARKET FUND
                                                       --------------------------------
                                                          Six Months
                                                             Ended
                                                         February 29,      Year Ended
                                                             2008          August 31,
                                                          (Unaudited)         2007
                                                       ---------------- ---------------
Operations
 Net investment income                                  $    1,252,892   $  2,836,260
 Net realized gain (loss) on investments                             -              -
 Change in unrealized appreciation (depreciation) of
  investments                                                        -              -
                                                        --------------   ------------
 Net increase (decrease) in net assets resulting from
  operations                                                 1,252,892      2,836,260
Distributions to shareholders
 Distributions from net investment income                   (1,252,892)    (2,836,260)
 Distributions from realized capital gains on
  investments                                                        -              -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                               (21,529,433)    19,103,174
                                                        --------------   ------------
 Total increase (decrease)                                 (21,529,433)    19,103,174
Net assets
 Beginning of period                                       100,978,674     81,875,500
                                                        --------------   ------------
 End of period                                          $   79,449,241   $100,978,674
                                                        ==============   ============
Including undistributed net investment income of:       $            -   $          -
                                                        ==============   ============


                                                              U.S. GOVERNMENT               SHORT-TERM U.S.
                                                              SECURITIES FUND             GOVERNMENT BOND FUND
                                                       ----------------------------- ------------------------------
                                                         Six Months                    Six Months
                                                            Ended                         Ended
                                                        February 29,    Year Ended    February 29,     Year Ended
                                                            2008        August 31,        2008         August 31,
                                                         (Unaudited)       2007        (Unaudited)        2007
                                                       -------------- -------------- -------------- ---------------
Operations
 Net investment income                                  $   489,549    $ 1,048,457    $    223,345   $    536,380
 Net realized gain (loss) on investments                        854        (22,837)         31,280        (56,121)
 Change in unrealized appreciation (depreciation) of
  investments                                             1,033,977        121,202         361,579        168,934
                                                        -----------    -----------    ------------   ------------
 Net increase (decrease) in net assets resulting from
  operations                                              1,524,380      1,146,822         616,204        649,193
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                            (401,108)      (868,585)       (189,536)      (478,268)
  K shares                                                 (105,727)      (217,107)        (34,913)       (60,451)
 Distributions from realized capital gains on
  investments
  Direct shares                                                   -              -               -              -
  K shares                                                        -              -               -              -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                                699,781       (685,091)     (1,213,919)    (2,300,508)
                                                        -----------    -----------    ------------   ------------
 Total increase (decrease)                                1,717,326       (623,961)       (822,164)    (2,190,034)
Net assets
 Beginning of period                                     26,091,021     26,714,982      12,479,656     14,669,690
                                                        -----------    -----------    ------------   ------------
 End of period                                          $27,808,347    $26,091,021    $ 11,657,492   $ 12,479,656
                                                        ===========    ===========    ============   ============
Including undistributed net investment income of:       $     2,932    $     9,730    $      1,173   $      1,365
                                                        ===========    ===========    ============   ============


                                                              THE UNITED STATES
                                                               TREASURY TRUST
                                                       -------------------------------
                                                         Six Months
                                                            Ended
                                                        February 29,     Year Ended
                                                            2008         August 31,
                                                         (Unaudited)        2007
                                                       -------------- ----------------
Operations
 Net investment income                                  $   600,675    $    2,129,076
 Net realized gain (loss) on investments                      7,776             4,725
 Change in unrealized appreciation (depreciation) of
  investments                                                     -                 -
                                                        -----------    --------------
 Net increase (decrease) in net assets resulting from
  operations                                                608,451         2,133,801
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                            (564,260)       (2,020,470)
  K shares                                                  (36,415)         (108,606)
 Distributions from realized capital gains on
  investments
  Direct shares                                                   -                 -
  K shares                                                        -                 -
Capital share transactions
 Increase (decrease) in net assets resulting from
  capital share transactions                               (446,928)      (11,537,959)
                                                        -----------    --------------
 Total increase (decrease)                                 (439,152)      (11,533,234)
Net assets
 Beginning of period                                     39,558,054        51,091,288
                                                        -----------    --------------
 End of period                                          $39,118,902    $   39,558,054
                                                        ===========    ==============
Including undistributed net investment income of:       $       105    $          105
                                                        ===========    ==============



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
               STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------


                                                          S&P 500 INDEX FUND
                                                 ------------------------------------
                                                   Six Months Ended     Year Ended
                                                  February 29, 2008     August 31,
                                                     (Unaudited)           2007
                                                 ------------------- ----------------
Operations
 Net investment income                             $      908,914     $  1,794,783
 Net realized gain (loss) on investments                2,817,253          800,564
 Net realized gain (loss) on futures contracts           (234,884)         184,503
 Change in unrealized appreciation
  (depreciation) of investments                       (13,377,904)      12,828,556
 Change in unrealized appreciation
  (depreciation) of futures contracts                     (47,159)         (27,455)
                                                   --------------     ------------
 Net increase (decrease) in net assets
  resulting from operations                            (9,933,780)      15,580,951
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                          (854,196)      (1,744,011)
  K shares                                                (47,221)         (81,496)
 Distributions from realized capital gains
  on investments
  Direct shares                                                 -                -
  K shares                                                      -                -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                      (3,555,502)      (6,746,166)
                                                   --------------     ------------
 Total increase (decrease)                            (14,390,699)       7,009,278
Net assets
 Beginning of period                                  114,095,798      107,086,520
                                                   --------------     ------------
 End of period                                     $   99,705,099     $114,095,798
                                                   ==============     ============
Including undistributed net investment income
 of:                                               $      282,672     $    275,175
                                                   ==============     ============


                                                        S&P MIDCAP INDEX FUND               S&P SMALLCAP INDEX FUND
                                                 ------------------------------------ -----------------------------------
                                                   Six Months Ended     Year Ended      Six Months Ended     Year Ended
                                                  February 29, 2008     August 31,     February 29, 2008     August 31,
                                                     (Unaudited)           2007           (Unaudited)           2007
                                                 ------------------- ---------------- ------------------- ---------------
Operations
 Net investment income                              $     604,850     $  1,152,979       $     24,658     $   167,048
 Net realized gain (loss) on investments               11,223,734       16,828,377          1,655,199       3,095,309
 Net realized gain (loss) on futures contracts           (277,030)         175,885           (134,325)        244,341
 Change in unrealized appreciation
  (depreciation) of investments                       (25,976,283)       7,792,765         (5,582,941)        750,484
 Change in unrealized appreciation
  (depreciation) of futures contracts                     (39,575)         (21,453)          (198,858)        (73,501)
                                                    -------------     ------------       ------------     ------------
 Net increase (decrease) in net assets
  resulting from operations                           (14,464,304)      25,928,553         (4,236,267)      4,183,681
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                          (529,795)      (1,337,188)           (48,849)       (171,494)
  K shares                                                (11,074)         (18,091)            (4,045)        (21,190)
 Distributions from realized capital gains
  on investments
  Direct shares                                       (18,322,733)      (9,401,138)        (2,673,869)     (2,041,575)
  K shares                                               (801,838)        (341,474)        (1,076,960)       (635,110)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                      11,349,981       (5,109,674)         3,486,191         804,598
                                                    -------------     ------------       ------------     ------------
 Total increase (decrease)                            (22,779,763)       9,720,988         (4,553,799)      2,118,910
Net assets
 Beginning of period                                  178,325,429      168,604,441         34,018,374      31,899,464
                                                    -------------     ------------       ------------     ------------
 End of period                                      $ 155,545,666     $178,325,429       $ 29,464,575     $34,018,374
                                                    =============     ============       ============     ============
Including undistributed net investment income
 of:                                                $      63,981     $          -       $    (28,236)    $         -
                                                    =============     ============       ============     ============


                                                         EQUITY INCOME FUND
                                                 -----------------------------------
                                                   Six Months Ended     Year Ended
                                                  February 29, 2008     August 31,
                                                     (Unaudited)           2007
                                                 ------------------- ---------------
Operations
 Net investment income                              $    249,207      $   378,722
 Net realized gain (loss) on investments                 599,743          208,501
 Net realized gain (loss) on futures contracts          (272,093)         488,727
 Change in unrealized appreciation
  (depreciation) of investments                       (3,054,644)       1,832,372
 Change in unrealized appreciation
  (depreciation) of futures contracts                     50,715         (175,227)
                                                    ------------      -----------
 Net increase (decrease) in net assets
  resulting from operations                           (2,427,072)       2,733,095
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                         (191,764)        (342,422)
  K shares                                               (33,003)         (58,595)
 Distributions from realized capital gains on
  investments
  Direct shares                                         (414,338)        (638,614)
  K shares                                               (89,543)        (145,687)
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                     (3,383,543)       5,996,413
                                                    ------------      -----------
 Total increase (decrease)                            (6,539,263)       7,544,190
Net assets
 Beginning of period                                  28,462,751       20,918,561
                                                    ------------      -----------
 End of period                                      $ 21,923,488      $28,462,751
                                                    ============      ===========
Including undistributed net investment income
 of:                                                $     32,759      $     8,319
                                                    ============      ===========


                                                    EUROPEAN GROWTH & INCOME FUND           NASDAQ-100 INDEX FUND
                                                 ----------------------------------- -----------------------------------
                                                   Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                                  February 29, 2008     August 31,    February 29, 2008     August 31,
                                                     (Unaudited)           2007          (Unaudited)           2007
                                                 ------------------- --------------- ------------------- ---------------
Operations
 Net investment income                               $    35,316      $   242,185       $     (7,912)     $   (41,715)
 Net realized gain (loss) on investments                     713          (10,517)          (200,280)        (546,420)
 Net realized gain (loss) on futures contracts                 -                -             61,886           75,958
 Change in unrealized appreciation
  (depreciation) of investments                         (800,780)       1,497,153         (2,575,005)       4,521,146
 Change in unrealized appreciation
  (depreciation) of futures contracts                          -                -            (89,220)          (5,125)
                                                     -----------      -----------       ------------      -----------
 Net increase (decrease) in net assets
  resulting from operations                             (764,751)       1,728,821         (2,810,531)       4,003,844
Distributions to shareholders
 Distributions from net investment income
  Direct shares                                          (37,567)        (159,991)                 -                -
  K shares                                               (15,892)        (112,583)                 -                -
 Distributions from realized capital gains on
  investments
  Direct shares                                                -                -                  -                -
  K shares                                                     -                -                  -                -
Capital share transactions
 Increase (decrease) in net assets resulting
  from capital share transactions                        975,698        2,135,808            917,819         (463,539)
                                                     -----------      -----------       ------------      -----------
 Total increase (decrease)                               157,488        3,592,055         (1,892,712)       3,540,305
Net assets
 Beginning of period                                  13,886,502       10,294,447         19,520,640       15,980,335
                                                     -----------      -----------       ------------      -----------
 End of period                                       $14,043,990      $13,886,502       $ 17,627,928      $19,520,640
                                                     ===========      ===========       ============      ===========
Including undistributed net investment income
 of:                                                 $    22,195      $    40,338       $     (7,912)     $         -
                                                     ===========      ===========       ============      ===========


                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------


                                                 CALIFORNIA TAX-FREE INCOME FUND
                               --------------------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                     Year Ended
                                        (Unaudited)                     August 31, 2007
                               ----------------------------- --------------------------------------
                                   Shares         Value           Shares              Value
                               ------------- --------------- --------------- ----------------------
Shares sold                        364,669    $   4,200,246        743,628      $     8,701,465
Shares issued in reinvestment
 of distributions                  211,822        2,437,937        406,332            4,767,483
                                   -------    -------------        -------      ---------------
                                   576,491        6,638,183      1,149,960           13,468,948
Shares repurchased                (649,246)      (7,517,851)    (1,344,638)         (15,787,997)(a)
                                  --------    -------------     ----------      ---------------
 Net increase (decrease)           (72,755)   $    (879,668)      (194,678)     $    (2,319,049)
                                  ========    =============     ==========      ===============


                                          CALIFORNIA INSURED INTERMEDIATE FUND
                               -----------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                Year Ended
                                        (Unaudited)                 August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                         14,918    $    157,441       115,224    $  1,199,042
Shares issued in reinvestment
 of distributions                   21,506         226,138        49,245         514,471
                                    ------    ------------       -------    ------------
                                    36,424         383,579       164,469       1,713,513
Shares repurchased                (188,470)     (1,988,807)     (330,125)     (3,451,025)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (152,046)   $ (1,605,228)     (165,656)   $ (1,737,512)
                                  ========    ============      ========    ============


                                        CALIFORNIA TAX-FREE
                                         MONEY MARKET FUND
                               -------------------------------------
                                 Six Months Ended
                                February 29, 2008      Year Ended
                                   (Unaudited)      August 31, 2007
                               ------------------- -----------------
                                   Shares/Value       Shares/Value
                               ------------------- -----------------
Shares sold                         54,599,080         188,353,844
Shares issued in reinvestment
 of distributions                    1,219,579           2,762,969
                                    ----------         -----------
                                    55,818,659         191,116,813
Shares repurchased                 (77,348,092)       (172,013,639)
                                   -----------        ------------
 Net increase (decrease)           (21,529,433)         19,103,174
                                   ===========        ============


                                                    THE UNITED STATES TREASURY TRUST
                               --------------------------------------------------------------------------
                                           DIRECT SHARES                           K SHARES
                               ------------------------------------- ------------------------------------
                                 Six Months Ended                      Six Months Ended
                                February 29, 2008      Year Ended     February 29, 2008     Year Ended
                                   (Unaudited)      August 31, 2007      (Unaudited)      August 31, 2007
                               ------------------- ----------------- ------------------- ----------------
                                   Shares/Value       Shares/Value       Shares/Value      Shares/Value
                               ------------------- ----------------- ------------------- ----------------
Shares sold                         26,066,600         54,030,800            641,157         1,809,273
Shares issued in reinvestment
 of distributions                      550,912          1,978,758             36,416           108,859
                                    ----------         ----------            -------         ---------
                                    26,617,512         56,009,558            677,573         1,918,132
Shares repurchased                 (26,603,793)       (67,954,018)        (1,138,220)       (1,511,631)
                                   -----------        -----------         ----------        ----------
 Net increase (decrease)                13,719        (11,944,460)          (460,647)          406,501
                                   ===========        ===========         ==========        ==========


U.S. GOVERNMENT                                       DIRECT SHARES
SECURITIES FUND                -----------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                Year Ended
                                        (Unaudited)                 August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        230,166    $   2,411,843      200,898    $  2,056,100
Shares issued in reinvestment
 of distributions                   34,201          356,995       74,388         760,383
                                   -------    -------------      -------    ------------
                                   264,367        2,768,838      275,286       2,816,483
Shares repurchased                (128,037)      (1,331,332)    (442,955)     (4,533,192)
                                  --------    -------------     --------    ------------
 Net increase (decrease)           136,330    $   1,437,506     (167,669)   $ (1,716,709)
                                  ========    =============     ========    ============


U.S. GOVERNMENT                                        K SHARES
SECURITIES FUND                ---------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008               Year Ended
                                        (Unaudited)                August 31, 2007
                               ----------------------------- ---------------------------
                                   Shares         Value         Shares         Value
                               ------------- --------------- ------------ --------------
Shares sold                         92,769    $     976,255     173,429    $ 1,786,220
Shares issued in reinvestment
 of distributions                   10,067          105,726      21,106        217,107
                                    ------    -------------     -------    -----------
                                   102,836        1,081,981     194,535      2,003,327
Shares repurchased                (172,980)      (1,819,706)    (94,327)      (971,709)
                                  --------    -------------     -------    -----------
 Net increase (decrease)           (70,144)   $    (737,725)    100,208    $ 1,031,618
                                  ========    =============     =======    ===========


SHORT-TERM U.S.                                       DIRECT SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                Year Ended
                                        (Unaudited)                 August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                        169,629    $  1,712,830       126,341    $  1,248,990
Shares issued in reinvestment
 of distributions                   17,936         180,845        46,143         455,589
                                   -------    ------------       -------    ------------
                                   187,565       1,893,675       172,484       1,704,579
Shares repurchased                (313,533)     (3,168,932)     (470,073)     (4,650,060)
                                  --------    ------------      --------    ------------
 Net increase (decrease)          (125,968)   $ (1,275,257)     (297,589)   $ (2,945,481)
                                  ========    ============      ========    ============


SHORT-TERM U.S.                                      K SHARES
GOVERNMENT BOND FUND           -----------------------------------------------------
                                    Six Months Ended
                                   February 29, 2008              Year Ended
                                      (Unaudited)              August 31, 2007
                               -------------------------- --------------------------
                                  Shares        Value        Shares        Value
                               ------------ ------------- ------------ -------------
Shares sold                        47,816    $   486,733     109,409    $1,082,338
Shares issued in reinvestment
 of distributions                   3,452         34,913       6,109        60,451
                                   ------    -----------     -------    ----------
                                   51,268        521,646     115,518     1,142,789
Shares repurchased                (45,382)      (460,308)    (50,150)     (497,816)
                                  -------    -----------     -------    ----------
 Net increase (decrease)            5,886    $    61,338      65,368    $  644,973
                                  =======    ===========     =======    ==========


                                                         DIRECT SHARES
S&P 500 INDEX FUND             ------------------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                    Year Ended
                                        (Unaudited)                    August 31, 2007
                               ----------------------------- ------------------------------------
                                   Shares         Value          Shares             Value
                               ------------- --------------- ------------- ----------------------
Shares sold                         85,467    $  2,429,597       205,299      $     5,944,252
Shares issued in reinvestment
 of distributions                   23,469         705,360        49,321            1,407,546
                                    ------    ------------       -------      ---------------
                                   108,936       3,134,957       254,620            7,351,798
Shares repurchased                (209,088)     (6,078,007)     (528,410)         (15,379,775)(b)
                                  --------    ------------      --------      ---------------
 Net increase (decrease)          (100,152)   $ (2,943,050)     (273,790)     $    (8,027,977)
                                  ========    ============      ========      ===============


                                                       K SHARES
S&P 500 INDEX FUND             ---------------------------------------------------------
                                     Six Months Ended
                                    February 29, 2008                Year Ended
                                       (Unaudited)                August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        35,417    $   1,040,179      84,185    $   2,433,442
Shares issued in reinvestment
 of distributions                   1,546           46,682       2,802           80,544
                                   ------    -------------      ------    -------------
                                   36,963        1,086,861      86,987        2,513,986
Shares repurchased                (59,432)      (1,699,313)    (42,172)      (1,232,175)
                                  -------    -------------     -------    -------------
 Net increase (decrease)          (22,469)   $    (612,452)     44,815    $   1,281,811
                                  =======    =============     =======    =============

(a)   Net of redemption fees of: $20

(b)   Net of redemption fees of: $2

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------


                                                             DIRECT SHARES
S&P MIDCAP INDEX FUND          --------------------------------------------------------------------------
                                        Six Months Ended
                                        February 29, 2008                        Year Ended
                                           (Unaudited)                        August 31, 2007
                               ----------------------------------- --------------------------------------
                                  Shares             Value              Shares              Value
                               ------------ ---------------------- --------------- ----------------------
Shares sold                       358,387      $     8,171,664           669,323      $    16,395,744
Shares issued in reinvestment
 of distributions                 771,389           17,086,554           409,070            9,585,181
                                  -------      ---------------           -------      ---------------
                                1,129,776           25,258,218         1,078,393           25,980,925
Shares repurchased               (621,362)         (13,982,388)(a)    (1,317,600)         (32,245,381)(b)
                                ---------      ---------------        ----------      ---------------
 Net increase (decrease)          508,414      $    11,275,830          (239,207)     $    (6,264,456)
                                =========      ===============        ==========      ===============


                                                       K SHARES
S&P MIDCAP INDEX FUND          ---------------------------------------------------------
                                     Six Months Ended
                                    February 29, 2008                Year Ended
                                       (Unaudited)                August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        35,925    $     830,387      78,397    $   1,919,676
Shares issued in reinvestment
 of distributions                  36,729          812,434      15,347          358,734
                                   ------    -------------      ------    -------------
                                   72,654        1,642,821      93,744        2,278,410
Shares repurchased                (73,006)      (1,568,670)    (45,360)      (1,123,628)
                                  -------    -------------     -------    -------------
 Net increase (decrease)             (352)   $      74,151      48,384    $   1,154,782
                                  =======    =============     =======    =============


                                                        DIRECT SHARES
S&P SMALLCAP INDEX FUND        ----------------------------------------------------------------
                                        Six Months Ended
                                       February 29, 2008                   Year Ended
                                          (Unaudited)                    August 31, 2007
                               ---------------------------------- -----------------------------
                                  Shares            Value             Shares         Value
                               ------------ --------------------- ------------- ---------------
Shares sold                       128,297      $    2,136,411         137,863    $  2,793,437
Shares issued in reinvestment
 of distributions                 157,115           2,676,722         111,927       2,174,733
                                  -------      --------------         -------    ------------
                                  285,412           4,813,133         249,790       4,968,170
Shares repurchased                (82,855)         (1,483,816)(c)    (303,240)     (6,131,615)
                                  -------      --------------        --------    ------------
 Net increase (decrease)          202,557      $    3,329,317         (53,450)   $ (1,163,445)
                                  =======      ==============        ========    ============


                                                       K SHARES
S&P SMALLCAP INDEX FUND        ---------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008               Year Ended
                                        (Unaudited)                August 31, 2007
                               ----------------------------- ---------------------------
                                   Shares         Value         Shares         Value
                               ------------- --------------- ------------ --------------
Shares sold                         65,282    $   1,169,577     134,437    $  2,687,631
Shares issued in reinvestment
 of distributions                   63,816        1,081,006      33,908         656,299
                                    ------    -------------     -------    ------------
                                   129,098        2,250,583     168,345       3,343,930
Shares repurchased                (127,695)      (2,093,709)    (68,556)     (1,375,887)
                                  --------    -------------     -------    ------------
 Net increase (decrease)             1,403    $     156,874      99,789    $  1,968,043
                                  ========    =============     =======    ============


                                                      DIRECT SHARES
EQUITY INCOME FUND             -----------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008                Year Ended
                                        (Unaudited)                 August 31, 2007
                               ----------------------------- -----------------------------
                                   Shares         Value          Shares         Value
                               ------------- --------------- ------------- ---------------
Shares sold                         94,335    $  1,591,365       427,974    $   7,917,605
Shares issued in reinvestment
 of distributions                   32,700         573,824        51,827          903,098
                                    ------    ------------       -------    -------------
                                   127,035       2,165,189       479,801        8,820,703
Shares repurchased                (321,099)     (5,288,643)     (200,500)      (3,560,762)
                                  --------    ------------      --------    -------------
 Net increase (decrease)          (194,064)   $ (3,123,454)      279,301    $   5,259,941
                                  ========    ============      ========    =============


                                                       K SHARES
EQUITY INCOME FUND             ---------------------------------------------------------
                                     Six Months Ended
                                    February 29, 2008                Year Ended
                                       (Unaudited)                August 31, 2007
                               ---------------------------- ----------------------------
                                  Shares         Value         Shares         Value
                               ------------ --------------- ------------ ---------------
Shares sold                        43,769    $     752,252      88,431    $   1,573,891
Shares issued in reinvestment
 of distributions                   7,020          122,444      11,717          204,256
                                   ------    -------------      ------    -------------
                                   50,789          874,696     100,148        1,778,147
Shares repurchased                (68,722)      (1,134,785)    (58,517)      (1,041,675)
                                  -------    -------------     -------    -------------
 Net increase (decrease)          (17,933)   $    (260,089)     41,631    $     736,472
                                  =======    =============     =======    =============


EUROPEAN GROWTH                                     DIRECT SHARES
& INCOME FUND                  --------------------------------------------------------
                                    Six Months Ended
                                   February 29, 2008               Year Ended
                                      (Unaudited)                August 31, 2007
                               -------------------------- -----------------------------
                                  Shares        Value         Shares         Value
                               ------------ ------------- ------------- ---------------
Shares sold                       193,289    $2,233,763       198,232    $   2,192,831
Shares issued in reinvestment
 of distributions                   3,064        36,451        14,293          155,118
                                  -------    ----------       -------    -------------
                                  196,353     2,270,214       212,525        2,347,949
Shares repurchased                (62,012)     (691,034)     (136,006)      (1,467,919)
                                  -------    ----------      --------    -------------
 Net increase (decrease)          134,341    $1,579,180        76,519    $     880,030
                                  =======    ==========      ========    =============


EUROPEAN GROWTH                                        K SHARES
& INCOME FUND                  ---------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008               Year Ended
                                        (Unaudited)                August 31, 2007
                               ----------------------------- ---------------------------
                                   Shares         Value         Shares         Value
                               ------------- --------------- ------------ --------------
Shares sold                        101,367    $   1,177,082     184,866    $ 1,992,272
Shares issued in reinvestment
 of distributions                    1,330           15,890      10,235        112,579
                                   -------    -------------     -------    -----------
                                   102,697        1,192,972     195,101      2,104,851
Shares repurchased                (157,431)      (1,796,454)    (79,008)      (849,073)
                                  --------    -------------     -------    -----------
 Net increase (decrease)           (54,734)   $    (603,482)    116,093    $ 1,255,778
                                  ========    =============     =======    ===========


                                                         DIRECT SHARES
NASDAQ-100 INDEX FUND          -----------------------------------------------------------------
                                        Six Months Ended
                                        February 29, 2008                   Year Ended
                                           (Unaudited)                    August 31, 2007
                               ----------------------------------- -----------------------------
                                   Shares            Value             Shares         Value
                               ------------- --------------------- ------------- ---------------
Shares sold                      1,068,771      $    5,414,006         271,685    $  1,250,717
Shares issued in reinvestment
 of distributions                        -                   -               -               -
                                 ---------      --------------         -------    ------------
                                 1,068,771           5,414,006         271,685       1,250,717
Shares repurchased                (816,202)         (3,881,119)(d)    (597,034)     (2,713,242)
                                 ---------      --------------        --------    ------------
 Net increase (decrease)           252,569      $    1,532,887        (325,349)   $ (1,462,525)
                                 =========      ==============        ========    ============


                                                       K SHARES
NASDAQ-100 INDEX FUND          ---------------------------------------------------------
                                     Six Months Ended
                                     February 29, 2008               Year Ended
                                        (Unaudited)                August 31, 2007
                               ----------------------------- ---------------------------
                                   Shares         Value          Shares        Value
                               ------------- --------------- ------------- -------------
Shares sold                        194,447    $     963,700      440,595    $1,983,147
Shares issued in reinvestment
 of distributions                        -                -            -             -
                                   -------    -------------      -------    ----------
                                   194,447          963,700      440,595     1,983,147
Shares repurchased                (333,766)      (1,578,768)    (217,750)     (984,161)
                                  --------    -------------     --------    ----------
 Net increase (decrease)          (139,319)   $    (615,068)     222,845    $  998,986
                                  ========    =============     ========    ==========

(a)   Net of redemption fees of: $ 10

(b)   Net of redemption fees of: $ 26

(c)   Net of redemption fees of: $ 43

(d)   Net of redemption fees of: $  9

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND
                                                  Six Months Ended     Year Ended
                                                 February 29, 2008     August 31,
                                                    (Unaudited)           2007
                                                ------------------- ----------------
Net asset value, beginning of period                $   11.49          $   11.85
                                                    ---------          ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.25               0.52
 Net gain (loss) on securities
  (both realized and unrealized)                        (0.31)             (0.29)
                                                    ---------          ---------
  Total from investment operations                      (0.06)              0.23
                                                    ---------          ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.24)             (0.49)
 Distributions from capital gains                       (0.06)             (0.10)
                                                    ---------          ---------
  Total distributions                                   (0.30)             (0.59)
                                                    ---------          ---------
 Paid in capital from redemption fee (Note 1)               -              (0.00)(a)
                                                    ---------          ---------
Net asset value, end of period                      $   11.13          $   11.49
                                                    =========          =========
Total return                                            (0.57)%*            1.95%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)               $ 116,419          $ 120,996
 Ratio of expenses to average net assets:                0.72%**            0.71%
 Ratio of net investment income to average net
  assets:                                                4.25%**            4.39%
 Portfolio turnover                                      0.25%*             9.30%

                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $   12.41        $   12.78       $ 12.66     $ 13.24
                                                   ---------        ---------       -------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.50             0.50          0.50        0.50
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.29)           (0.13)         0.22       (0.42)
                                                   ---------        ---------       -------     --------
  Total from investment operations                      0.21             0.37          0.72        0.08
                                                   ---------        ---------       -------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.50)           (0.51)        (0.50)      (0.50)
 Distributions from capital gains                      (0.27)           (0.23)        (0.10)      (0.16)
                                                   ---------        ---------       --------    --------
  Total distributions                                  (0.77)           (0.74)        (0.60)      (0.66)
                                                   ---------        ---------       --------    --------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)       N/A         N/A
                                                   ---------        ---------       --------    --------
Net asset value, end of period                     $   11.85        $   12.41       $ 12.78     $ 12.66
                                                   =========        =========       ========    ========
Total return                                            1.84%            2.96%         5.82%       0.61%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 127,178        $ 142,125      $158,327    $172,488
 Ratio of expenses to average net assets:               0.71%            0.66%         0.62%       0.61%
 Ratio of net investment income to average net
  assets:                                               4.17%            4.05%         3.86%       3.82%
 Portfolio turnover                                    17.01%           31.95%        11.64%       1.44%

CALIFORNIA INSURED INTERMEDIATE FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period                $  10.42          $ 10.49
                                                    --------          -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.16             0.33
 Net gain (loss) on securities
  (both realized and unrealized)                        0.04            (0.06)
                                                    --------          -------
  Total from investment operations                      0.20             0.27
                                                    --------          -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.16)           (0.33)
 Distributions from capital gains                          -            (0.01)
                                                    ---------         -------
  Total distributions                                  (0.16)           (0.34)
                                                    ---------         -------
 Paid in capital from redemption fee (Note 1)              -                -
                                                    ---------         -------
Net asset value, end of period                      $  10.46          $ 10.42
                                                    =========         =======
Total return                                            1.96%*           2.64%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)               $ 16,245          $17,767
 Ratio of expenses to average net assets:
  Before expense reimbursements                         0.89%**          0.88%
  After expense reimbursements                          0.68%**          0.68%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         2.87%**          2.96%
  After expense reimbursements                          3.08%**          3.16%
 Portfolio turnover                                     0.00%*           0.00%

                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                 August 31,   August 31,   August 31,   August 31,
                                                    2006         2005         2004         2003
                                                ------------ ------------ ------------ -----------
Net asset value, beginning of period              $ 10.79      $ 10.98      $ 10.80      $ 11.22
                                                  -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.33         0.34         0.33         0.33
 Net gain (loss) on securities
  (both realized and unrealized)                    (0.16)       (0.17)        0.21        (0.21)
                                                  -------      -------      -------      -------
  Total from investment operations                   0.17         0.17         0.54         0.12
                                                  -------      -------      -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.33)       (0.34)       (0.33)       (0.33)
 Distributions from capital gains                   (0.14)       (0.02)       (0.03)       (0.21)
                                                  -------      -------      -------      -------
  Total distributions                               (0.47)       (0.36)       (0.36)       (0.54)
                                                  -------      -------      -------      -------
 Paid in capital from redemption fee (Note 1)           -            -          N/A          N/A
                                                  -------      -------      -------      -------
Net asset value, end of period                    $ 10.49      $ 10.79      $ 10.98      $ 10.80
                                                  =======      =======      =======      =======
Total return                                         1.67%        1.58%        5.06%        1.03%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $19,631      $22,066      $26,353      $27,906
 Ratio of expenses to average net assets:
  Before expense reimbursements                      0.89%        0.78%        0.71%        0.71%
  After expense reimbursements                       0.68%        0.65%        0.59%        0.58%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                      2.92%        2.95%        2.85%        2.83%
  After expense reimbursements                       3.12%        3.08%        2.97%        2.96%
 Portfolio turnover                                  2.75%        9.18%       21.62%       22.45%

(a)   Less than $0.01 per share

*     Not Annualized

**    Annualized

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                  Six Months Ended    Year Ended
                                                 February 29, 2008    August 31,
                                                    (Unaudited)          2007
                                                ------------------- -------------
Net asset value, beginning of period                 $  1.000         $  1.000
                                                     --------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               $  0.014         $  0.030
LESS DISTRIBUTIONS
 Dividends from net investment income                $ (0.014)        $ (0.030)
                                                     --------         --------
Net asset value, end of period                       $  1.000         $  1.000
                                                     ========         ========
Total return                                             1.36%*           3.00%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                $ 79,449         $100,979
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.71%**          0.71%
  After expense reimbursements                           0.53%**          0.53%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          2.54%**          2.79%
  After expense reimbursements                           2.72%**          2.97%

                                                 Year Ended   Year Ended   Year Ended    Year Ended
                                                 August 31,   August 31,   August 31,    August 31,
                                                    2006         2005         2004          2003
                                                ------------ ------------ ------------ -------------
Net asset value, beginning of period              $  1.000     $  1.000     $  1.000     $  1.000
                                                  --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            $  0.025     $  0.014     $  0.005     $  0.007
LESS DISTRIBUTIONS
 Dividends from net investment income             $ (0.025)    $ (0.014)    $ (0.005)    $ (0.007)
                                                  --------     --------     --------     --------
Net asset value, end of period                    $  1.000     $  1.000     $  1.000     $  1.000
                                                  ========     ========     ========     ========
Total return                                          2.52%        1.46%        0.54%        0.70%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $ 81,876     $ 55,785     $ 93,180     $ 88,804
 Ratio of expenses to average net assets:
  Before expense reimbursements                       0.75%        0.69%        0.65%        0.65%
  After expense reimbursements                        0.53%        0.50%        0.44%        0.43%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                       2.32%        1.22%        0.33%        0.48%
  After expense reimbursements                        2.54%        1.41%        0.54%        0.70%

*     Not Annualized

**    Annualized

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period                $   10.22         $  10.19
                                                    ---------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.20             0.42
 Net gain (loss) on securities
  (both realized and unrealized)                         0.40             0.04
                                                    ---------         --------
  Total from investment operations                       0.60             0.46
                                                    ---------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.20)           (0.43)
 Distributions from capital gains                           -                -
                                                    ---------         --------
  Total distributions                                   (0.20)           (0.43)
                                                    ---------         --------
 Paid in capital from redemption fee (Note 1)               -                -
                                                    ---------         --------
Net asset value, end of period                      $   10.62         $  10.22
                                                    =========         ========
Total return                                             5.96%**          4.63%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)               $  21,984          $19,762
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.88%***         0.87%
  After expense reimbursements                           0.74%***         0.74%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          3.66%***         3.95%
  After expense reimbursements                           3.80%***         4.08%
 Portfolio turnover                                      0.00%**         56.53%

                                                 Year Ended     Year Ended     Year Ended   Year Ended
                                                 August 31,     August 31,     August 31,   August 31,
                                                    2006           2005           2004         2003
                                                ------------ ---------------- ------------ -----------
Net asset value, beginning of period              $ 10.51       $   10.60       $  10.56     $ 10.73
                                                  -------       ---------       --------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.42            0.37           0.35        0.35
 Net gain (loss) on securities
  (both realized and unrealized)                    (0.32)          (0.00)(a)       0.09       (0.08)
                                                  -------       ---------       --------     -------
  Total from investment operations                   0.10            0.37           0.44        0.27
                                                  -------       ---------       --------     -------
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.42)          (0.37)         (0.32)      (0.44)
 Distributions from capital gains                       -           (0.09)         (0.08)          -
                                                  -------       ---------       --------     -------
  Total distributions                               (0.42)          (0.46)         (0.40)      (0.44)
                                                  -------       ---------       --------     -------
 Paid in capital from redemption fee (Note 1)           -           (0.00)(a)        N/A         N/A
                                                  -------       ---------       --------     -------
Net asset value, end of period                    $ 10.19       $   10.51       $  10.60     $ 10.56
                                                  =======       =========       ========     =======
Total return                                         1.00%           3.60%          4.23%       2.52%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $21,430       $  25,024       $ 27,454     $31,585
 Ratio of expenses to average net assets:
  Before expense reimbursements                      0.86%           0.79%          0.75%       0.71%
  After expense reimbursements                       0.74%           0.71%          0.65%       0.65%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                      3.94%           3.46%          2.92%       3.22%
  After expense reimbursements                       4.06%           3.54%          3.02%       3.28%
 Portfolio turnover                                 71.63%          39.85%        103.98%      39.29%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                         $  10.29          $ 10.26
                                                             --------          -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.17             0.37
 Net gain (loss) on securities
  (both realized and unrealized)                                 0.41             0.04
                                                             --------          -------
  Total from investment operations                               0.58             0.41
                                                             --------          -------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.18)           (0.38)
 Distributions from capital gains                                   -                -
                                                             --------         --------
  Total distributions                                           (0.18)           (0.38)
                                                             --------         --------
 Paid in capital from redemption fee (Note 1)                       -                -
                                                             --------         --------
Net asset value, end of period                               $  10.69         $  10.29
                                                             ========         ========
Total return                                                     5.69%**          4.07%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                        $  5,825         $  6,329
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  1.38%***         1.36%
  After expense reimbursements                                   1.24%***         1.24%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  3.16%***         3.45%
  After expense reimbursements                                   3.30%***         3.58%
 Portfolio turnover                                              0.00%**         56.53%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  10.57     $  10.65        $   10.55
                                                           --------     --------        ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.36         0.31             0.23
 Net gain (loss) on securities
  (both realized and unrealized)                              (0.31)        0.01             0.15
                                                           --------     --------        ---------
  Total from investment operations                             0.05         0.32             0.38
                                                           --------     --------        ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.36)       (0.31)           (0.20)
 Distributions from capital gains                                 -        (0.09)           (0.08)
                                                           --------     --------        ---------
  Total distributions                                         (0.36)       (0.40)           (0.28)
                                                           --------     --------        ---------
 Paid in capital from redemption fee (Note 1)                     -            -              N/A
                                                           --------     --------        ---------
Net asset value, end of period                             $  10.26      $ 10.57        $   10.65
                                                           ========     ========        =========
Total return                                                   0.55%        3.07%            3.66%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  5,285     $  4,308        $   1,689
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.36%        1.30%            1.25%***
  After expense reimbursements                                 1.24%        1.22%            1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                3.44%        2.95%            2.42%***
  After expense reimbursements                                 3.56%        3.03%            2.52%***
 Portfolio turnover                                           71.63%       39.85%          103.98%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

SHORT-TERM U.S. GOVERNMENT BOND FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period                $   9.94          $ 9.86
                                                    --------          ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.19            0.40
 Net gain (loss) on securities
  (both realized and unrealized)                        0.33            0.08
                                                    --------          ------
  Total from investment operations                      0.52            0.48
                                                    --------          ------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.20)          (0.40)
 Distributions from capital gains                          -               -
                                                    --------         -------
  Total distributions                                  (0.20)          (0.40)
                                                    --------         -------
Net asset value, end of period                      $  10.26          $ 9.94
                                                    ========         =======
Total return                                            5.25%**         4.94%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)               $  9,428         $10,381
 Ratio of expenses to average net assets:
  Before expense reimbursements                         1.00%***        0.94%
  After expense reimbursements                          0.59%***        0.59%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         3.36%***        3.61%
  After expense reimbursements                          3.78%***        3.96%
 Portfolio turnover                                    19.21%**        64.03%

                                                 Year Ended     Year Ended     Year Ended   Year Ended
                                                 August 31,     August 31,     August 31,   August 31,
                                                    2006           2005           2004         2003
                                                ------------ ---------------- ------------ -----------
Net asset value, beginning of period              $  9.96        $   10.09       $ 10.11      $ 10.17
                                                  -------        ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.34             0.21          0.11         0.18
 Net gain (loss) on securities
  (both realized and unrealized)                    (0.10)           (0.13)            -        (0.06)
                                                  -------        ---------       -------      -------
  Total from investment operations                   0.24             0.08          0.11         0.12
                                                  -------        ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.34)           (0.21)        (0.12)       (0.18)
 Distributions from capital gains                       -            (0.00)(a)     (0.01)           -
                                                  -------        ---------       -------      -------
  Total distributions                               (0.34)           (0.21)        (0.13)       (0.18)
                                                  -------        ---------       -------      -------
Net asset value, end of period                    $  9.86        $    9.96       $ 10.09      $ 10.11
                                                  =======        =========       =======      =======
Total return                                         2.43%            0.82%         1.06%        1.17%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $13,235        $  15,354       $15,098      $21,500
 Ratio of expenses to average net assets:
  Before expense reimbursements                      0.92%            0.85%         0.80%        0.80%
  After expense reimbursements                       0.59%            0.56%         0.50%        0.49%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                      3.06%            1.77%         0.85%        1.35%
  After expense reimbursements                       3.39%            2.06%         1.15%        1.66%
 Portfolio turnover                                 82.25%          159.11%        62.58%       74.45%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                         $   9.96          $ 9.87
                                                             --------          ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                           0.17            0.34
 Net gain (loss) on securities
  (both realized and unrealized)                                 0.33            0.09
                                                             --------          ------
  Total from investment operations                               0.50            0.43
                                                             --------          ------
LESS DISTRIBUTIONS
 Dividends from net investment income                           (0.17)          (0.34)
 Distributions from capital gains                                   -               -
                                                             --------         -------
  Total distributions                                           (0.17)          (0.34)
                                                             --------         -------
Net asset value, end of period                               $  10.29         $  9.96
                                                             ========         =======
Total return                                                     5.03%**         4.41%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                        $  2,229         $ 2,099
 Ratio of expenses to average net assets:
  Before expense reimbursements                                  1.50%***        1.44%
  After expense reimbursements                                   1.09%***        1.09%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  2.86%***        3.11%
  After expense reimbursements                                   3.28%***        3.46%
 Portfolio turnover                                             19.21%**        64.03%

                                                          Year Ended     Year Ended     October 16, 2003*
                                                          August 31,     August 31,       to August 31,
                                                             2006           2005              2004
                                                         ------------ ---------------- ------------------
Net asset value, beginning of period                       $  9.96        $   10.10         $  10.12
                                                           -------        ---------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.28             0.15             0.05
 Net gain (loss) on securities
  (both realized and unrealized)                             (0.09)           (0.14)           (0.01)
                                                           -------       ----------         --------
  Total from investment operations                            0.19             0.01             0.04
                                                           -------       ----------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.28)           (0.15)           (0.05)
 Distributions from capital gains                                -            (0.00)(a)        (0.01)
                                                           -------       ----------         --------
  Total distributions                                        (0.28)           (0.15)           (0.06)
                                                           -------       ----------         --------
Net asset value, end of period                             $  9.87        $    9.96         $  10.10
                                                           =======       ==========         ========
Total return                                                  1.98%            0.20%            0.41%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $ 1,435       $    1,277         $  1,235
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.42%            1.35%            1.30%***
  After expense reimbursements                                1.09%            1.06%            1.00%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               2.56%            1.27%            0.35%***
  After expense reimbursements                                2.89%            1.56%            0.65%***
 Portfolio turnover                                          82.25%          159.11%           62.58%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

THE UNITED STATES TREASURY TRUST
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period                $   1.000         $  1.000
                                                    ---------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                              $   0.015         $  0.044
LESS DISTRIBUTIONS
 Dividends from net investment income               $  (0.015)        $ (0.044)
                                                    ---------         --------
Net asset value, end of period                      $   1.000         $  1.000
                                                    =========         ========
Total return                                             1.56%**          4.54%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)               $  36,685         $ 36,664
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.82%***         0.78%
  After expense reimbursements                           0.53%***         0.53%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          2.81%***         4.20%
  After expense reimbursements                           3.11%***         4.45%

                                                 Year Ended   Year Ended   Year Ended    Year Ended
                                                 August 31,   August 31,   August 31,    August 31,
                                                    2006         2005         2004          2003
                                                ------------ ------------ ------------ -------------
Net asset value, beginning of period              $  1.000     $  1.000     $  1.000     $  1.000
                                                  --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                            $  0.037     $  0.017     $  0.006     $  0.008
LESS DISTRIBUTIONS
 Dividends from net investment income             $ (0.037)    $ (0.017)    $ (0.006)    $ (0.008)
                                                  --------     --------     --------     --------
Net asset value, end of period                    $  1.000     $  1.000     $  1.000     $  1.000
                                                  ========     ========     ========     ========
Total return                                          3.74%        1.72%        0.63%        0.86%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $ 48,604     $ 36,919     $ 39,143     $ 40,635
 Ratio of expenses to average net assets:
  Before expense reimbursements                       0.80%        0.74%        0.71%        0.70%
  After expense reimbursements                        0.53%        0.48%        0.36%        0.42%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                       3.61%        1.59%        0.28%        0.56%
  After expense reimbursements                        3.88%        1.85%        0.63%        0.84%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                         $   1.000         $  1.000
                                                             ---------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                       $   0.013         $  0.039
LESS DISTRIBUTIONS
 Dividends from net investment income                        $  (0.013)        $ (0.039)
                                                             ---------         --------
 Net asset value, end of period                              $   1.000         $  1.000
                                                             =========         ========
Total return                                                      1.31%**          4.02%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                        $   2,434         $  2,894
 Ratio of expenses to average net assets:
  Before expense reimbursements                                   1.32%***         1.28%
  After expense reimbursements                                    1.03%***         1.03%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   2.31%***         3.70%
  After expense reimbursements                                    2.61%***         3.95%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
K Shares                                                 ------------ ------------ ------------------
Net asset value, beginning of period                       $  1.000     $  1.000      $   1.000
                                                           --------     --------      ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                     $  0.032     $  0.012      $   0.001
LESS DISTRIBUTIONS
 Dividends from net investment income                      $ (0.032)    $ (0.012)     $  (0.001)
                                                           --------     --------      ---------
 Net asset value, end of period                            $  1.000     $  1.000      $   1.000
                                                           ========     ========      =========
Total return                                                   3.22%        1.22%          0.12%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  2,487     $  2,490      $     944
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.30%        1.25%          1.21%***
  After expense reimbursements                                 1.03%        0.99%          0.86%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                3.11%        1.08%         (0.22)%***
  After expense reimbursements                                 3.38%        1.34%         (0.13)%***

*     Commencement of operations

**    Not Annualized

***   Annualized

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P 500 INDEX FUND
                                                  Six Months Ended     Year Ended
                                                 February 29, 2008     August 31,
                                                    (Unaudited)           2007
                                                ------------------- ----------------
Net asset value, beginning of period               $    29.70            $ 26.31
                                                   ----------            -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.25               0.46
 Net gain (loss) on securities
  (both realized and unrealized)                        (2.90)              3.40
                                                   ----------          ---------
  Total from investment operations                      (2.66)              3.86
                                                   ----------          ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.24)             (0.47)
 Distributions from capital gains                           -                  -
                                                   ----------          ---------
  Total distributions                                   (0.24)             (0.47)
                                                   ----------          ---------
 Paid in capital from redemption fee (Note 1)               -              (0.00)(a)
                                                   ----------          ---------
Net asset value, end of period                     $    26.81          $   29.70
                                                   ==========          =========
Total return                                            (9.00)%**          14.75%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   92,824          $ 105,804
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.52%* **          0.51%
  After expense reimbursements                           0.36%* **          0.36%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          1.52%* **          1.44%
  After expense reimbursements                           1.68%* **          1.59%
 Portfolio turnover                                      2.75%* *           2.63%

                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $   24.61        $   22.32       $  20.36      $18.48
                                                   ---------        ---------       --------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.42             0.44           0.32        0.29
 Net gain (loss) on securities
  (both realized and unrealized)                        1.68             2.29           1.95        1.89
                                                   ---------        ---------       --------      -------
  Total from investment operations                      2.10             2.73           2.27        2.18
                                                   ---------        ---------       --------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.40)           (0.44)         (0.31)      (0.30)
 Distributions from capital gains                          -                -              -           -
                                                   ---------        ---------       --------     -------
  Total distributions                                  (0.40)           (0.44)         (0.31)      (0.30)
                                                   ---------        ---------       --------     -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)        N/A         N/A
                                                   ---------        ---------       --------     -------
Net asset value, end of period                     $   26.31        $   24.61       $  22.32     $ 20.36
                                                   =========        =========       ========     =======
Total return                                            8.61%           12.31%         11.16%      12.03%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 100,927        $ 102,899       $106,305     $98,264
 Ratio of expenses to average net assets:
  Before expense reimbursements                         0.53%            0.46%          0.43%       0.45%
  After expense reimbursements                          0.36%            0.33%          0.27%       0.25%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         1.44%            1.35%          1.27%       1.35%
  After expense reimbursements                          1.61%            1.48%          1.43%       1.55%
 Portfolio turnover                                     3.56%            3.36%          2.00%       3.63%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                        $    29.82           $ 26.41
                                                            ----------           -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.17              0.32
 Net gain (loss) on securities
  (both realized and unrealized)                                 (2.89)             3.41
                                                            ----------         ---------
  Total from investment operations                               (2.72)             3.73
                                                            ----------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                            (0.17)            (0.32)
 Distributions from capital gains                                    -                 -
                                                            ----------         ---------
  Total distributions                                            (0.17)            (0.32)
                                                            ----------         ---------
 Paid in capital from redemption fee (Note 1)                        -                 -
                                                            ----------         ---------
Net asset value, end of period                              $    26.93         $   29.82
                                                            ==========         =========
Total return                                                     (9.19)%**         14.17%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $    6,881         $   8,292
 Ratio of expenses to average net assets:
  Before expense reimbursements                                   1.02%***          1.01%
  After expense reimbursements                                    0.86%***          0.86%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   1.02%***          0.94%
  After expense reimbursements                                    1.18%***          1.09%
 Portfolio turnover                                               2.75%**           2.63%


                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  24.70      $ 22.37        $  21.17
                                                           --------      -------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.28         0.29            0.12
 Net gain (loss) on securities
  (both realized and unrealized)                               1.69         2.33            1.16
                                                           --------      -------        --------
  Total from investment operations                             1.97         2.62            1.28
                                                           --------      -------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.26)       (0.29)          (0.08)
 Distributions from capital gains                                 -            -               -
                                                           --------     --------       ---------
  Total distributions                                         (0.26)       (0.29)          (0.08)
                                                           --------     --------       ---------
 Paid in capital from redemption fee (Note 1)                     -            -             N/A
                                                           --------     --------       ---------
Net asset value, end of period                             $  26.41     $  24.70        $  22.37
                                                           ========     ========       =========
Total return                                                   8.04%       11.77%           6.05%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  6,159     $  4,641       $   2,261
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.03%        0.97%           0.93%***
  After expense reimbursements                                 0.86%        0.84%           0.77%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                0.94%        0.84%           0.77%***
  After expense reimbursements                                 1.11%        0.97%           0.93%***
 Portfolio turnover                                            3.56%        3.36%           2.00%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P MIDCAP INDEX FUND
                                                  Six Months Ended     Year Ended
                                                 February 29, 2008     August 31,
                                                    (Unaudited)           2007
                                                ------------------- ----------------
Net asset value, beginning of period               $    24.85            $   22.89
                                                   ----------            ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.08                 0.16
 Net gain (loss) on securities
  (both realized and unrealized)                        (1.93)                3.34
                                                   ----------          -----------
  Total from investment operations                      (1.85)                3.50
                                                   ----------          -----------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.07)               (0.19)
 Distributions from capital gains                       (2.68)               (1.35)
                                                   ----------          -----------
  Total distributions                                   (2.75)               (1.54)
                                                   ----------          -----------
 Paid in capital from redemption fee (Note 1)           (0.00)(a)            (0.00)(a)
                                                   ----------          -----------
Net asset value, end of period                     $    20.25          $     24.85
                                                   ==========          ===========
Total return                                            (8.35)%**            15.74%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  149,610          $   171,024
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.64%* **            0.63%
  After expense reimbursements                           0.58%* **            0.58%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          0.66%* **            0.61%
  After expense reimbursements                           0.72%* **            0.66%
 Portfolio turnover                                     11.22%* *            14.61%


                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $   23.34        $   19.00       $  17.01     $ 14.60
                                                   ---------        ---------       --------     --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.21             0.18           0.13        0.12
 Net gain (loss) on securities
  (both realized and unrealized)                        1.11             4.34           1.98        2.41
                                                   ---------        ---------       --------     --------
  Total from investment operations                      1.32             4.52           2.11        2.53
                                                   ---------        ---------       --------     --------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.21)           (0.18)         (0.12)      (0.12)
 Distributions from capital gains                      (1.56)               -              -           -
                                                   ---------        ---------       --------    --------
  Total distributions                                  (1.77)           (0.18)         (0.12)      (0.12)
                                                   ---------        ---------       --------    --------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)        N/A         N/A
                                                   ---------        ---------       --------    --------
Net asset value, end of period                     $   22.89        $   23.34       $  19.00    $  17.01
                                                   =========        =========       ========    ========
Total return                                            5.80%           23.87%         12.44%      17.46%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $ 162,988        $ 161,655       $126,678    $103,771
 Ratio of expenses to average net assets:
  Before expense reimbursements                         0.64%            0.59%          0.58%       0.58%
  After expense reimbursements                          0.58%            0.55%          0.49%       0.46%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         0.84%            0.80%          0.60%       0.66%
  After expense reimbursements                          0.91%            0.84%          0.69%       0.78%
 Portfolio turnover                                    13.83%           18.07%         12.75%       8.33%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                        $    24.85         $  22.88
                                                            ----------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.03             0.04
 Net gain (loss) on securities
  (both realized and unrealized)                                 (1.95)            3.35
                                                            ----------         --------
  Total from investment operations                               (1.92)            3.39
                                                            ----------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                            (0.03)           (0.07)
 Distributions from capital gains                                (2.68)           (1.35)
                                                            ----------         --------
  Total distributions                                            (2.71)           (1.42)
                                                            ----------         --------
 Paid in capital from redemption fee (Note 1)                        -                -
                                                            ----------         --------
Net asset value, end of period                              $    20.22         $  24.85
                                                            ==========         ========
Total return                                                     (8.64)%**        15.22%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $    5,936         $  7,302
 Ratio of expenses to average net assets:
  Before expense reimbursements                                   1.14%* **        1.13%
  After expense reimbursements                                    1.08%* **        1.08%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   0.16%* **        0.11%
  After expense reimbursements                                    0.22%* **        0.16%
 Portfolio turnover                                              11.22%* *        14.61%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  23.34      $ 19.00       $   17.78
                                                           --------      -------       ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.09         0.07            0.05
 Net gain (loss) on securities
  (both realized and unrealized)                               1.10         4.34            1.19
                                                           --------      -------       ---------
  Total from investment operations                             1.19         4.41            1.24
                                                           --------      -------       ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.09)       (0.07)          (0.02)
 Distributions from capital gains                             (1.56)           -               -
                                                           --------     --------       ---------
  Total distributions                                         (1.65)       (0.07)          (0.02)
                                                           --------     --------       ---------
 Paid in capital from redemption fee (Note 1)                     -            -             N/A
                                                           --------     --------       ---------
Net asset value, end of period                             $  22.88      $ 23.34       $   19.00
                                                           ========     ========       =========
Total return                                                   5.23%       23.26%           6.96%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  5,617     $  4,881       $   2,459
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.14%        1.09%           1.08%***
  After expense reimbursements                                 1.08%        1.05%           0.99%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                0.34%        0.30%           0.10%***
  After expense reimbursements                                 0.41%        0.34%           0.19%***
 Portfolio turnover                                           13.83%       18.07%         12.75%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

S&P SMALLCAP INDEX FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period               $     20.11        $ 19.38
                                                   -----------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                    0.03           0.12
 Net gain (loss) on securities
  (both realized and unrealized)                         (2.34)          2.38
                                                   -----------        -------
  Total from investment operations                       (2.31)          2.50
                                                   -----------        -------
LESS DISTRIBUTIONS
 Dividends from net investment income                    (0.04)         (0.13)
 Distributions from capital gains                        (2.21)         (1.64)
                                                   -----------        -------
  Total distributions                                    (2.25)         (1.77)
                                                   -----------        -------
 Paid in capital from redemption fee (Note 1)            (0.00)(a)          -
                                                   -----------        -------
Net asset value, end of period                     $     15.55        $ 20.11
                                                   ===========        =======
Total return                                            (12.43)%**      13.25%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $    22,064        $24,462
 Ratio of expenses to average net assets:
  Before expense reimbursements                           0.94%***       0.90%
  After expense reimbursements                            0.74%***       0.74%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                           0.10%***       0.44%
  After expense reimbursements                            0.30%***       0.60%
 Portfolio turnover                                       3.66%**        9.19%


                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $   19.08        $   15.85       $ 14.07      $ 11.60
                                                   ---------        ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.10             0.09          0.04         0.03
 Net gain (loss) on securities
  (both realized and unrealized)                        1.18             3.99          1.92         2.51
                                                   ---------        ---------       -------      -------
  Total from investment operations                      1.28             4.08          1.96         2.54
                                                   ---------        ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.10)           (0.09)        (0.04)       (0.03)
 Distributions from capital gains                      (0.88)           (0.76)        (0.14)       (0.04)
                                                   ---------        ---------       -------      -------
  Total distributions                                  (0.98)           (0.85)        (0.18)       (0.07)
                                                   ---------        ---------       -------      -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)       N/A          N/A
                                                   ---------        ---------       -------      -------
Net asset value, end of period                     $   19.38        $   19.08       $ 15.85      $ 14.07
                                                   =========        =========       =======      =======
Total return                                            6.94%           26.17%        13.93%       22.04%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  24,609        $  24,250       $20,742      $18,526
 Ratio of expenses to average net assets:
  Before expense reimbursements                         0.92%            0.86%         0.82%        0.88%
  After expense reimbursements                          0.74%            0.71%         0.65%        0.65%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         0.33%            0.37%         0.09%        0.08%
  After expense reimbursements                          0.51%            0.52%         0.26%        0.31%
 Portfolio turnover                                    11.24%            7.25%        14.60%       16.51%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                        $     20.04        $  19.33
                                                            -----------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            (0.02)           0.02
 Net gain (loss) on securities
  (both realized and unrealized)                                  (2.33)           2.38
                                                            -----------        --------
  Total from investment operations                                (2.35)           2.40
                                                            -----------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                             (0.01)          (0.05)
 Distributions from capital gains                                 (2.21)          (1.64)
                                                            -----------        --------
  Total distributions                                             (2.22)          (1.69)
                                                            -----------        --------
 Paid in capital from redemption fee (Note 1)                         -               -
                                                            -----------        --------
Net asset value, end of period                              $     15.47        $  20.04
                                                            ===========        ========
Total return                                                     (12.68)%**       12.70%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $     7,401        $  9,556
 Ratio of expenses to average net assets:
  Before expense reimbursements                                    1.44%***        1.40%
  After expense reimbursements                                     1.24%***        1.24%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   (0.40)%***      (0.06)%
  After expense reimbursements                                    (0.20)%***       0.10%
 Portfolio turnover                                                3.66%**         9.19%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  19.04     $  15.82      $    14.78
                                                           --------     --------      ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            -         0.01           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                               1.18         3.97            1.19
                                                           --------     --------      ----------
  Total from investment operations                             1.18         3.98            1.18
                                                           --------     --------      ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.01)           -               -
 Distributions from capital gains                             (0.88)       (0.76)          (0.14)
                                                           --------     --------      ----------
  Total distributions                                         (0.89)       (0.76)          (0.14)
                                                           --------     --------      ----------
 Paid in capital from redemption fee (Note 1)                     -            -             N/A
                                                           --------     --------      ----------
Net asset value, end of period                             $  19.33     $  19.04      $    15.82
                                                           ========     ========      ==========
Total return                                                   6.38%       25.53%           7.99%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  7,290     $  6,070      $    2,700
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.42%        1.36%           1.32%***
  After expense reimbursements                                 1.24%        1.21%           1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               (0.17)%      (0.13)%         (0.41)%***
  After expense reimbursements                                 0.01%        0.02%          (0.24)%***
 Portfolio turnover                                           11.24%        7.25%          14.60%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

EQUITY INCOME FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period               $    17.96         $ 16.52
                                                   ----------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.17            0.29
 Net gain (loss) on securities
  (both realized and unrealized)                        (1.69)           2.08
                                                   ----------         -------
  Total from investment operations                      (1.53)           2.37
                                                   ----------         -------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.15)          (0.31)
 Distributions from capital gains                       (0.32)          (0.62)
                                                   ----------         -------
  Total distributions                                   (0.47)          (0.93)
                                                   ----------         -------
 Paid in capital from redemption fee (Note 1)               -               -
                                                   ----------         -------
Net asset value, end of period                     $    15.97         $ 17.96
                                                   ==========         =======
Total return                                            (8.71)%**       14.56%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $   17,873         $23,584
 Ratio of expenses to average net assets:
  Before expense reimbursements                          0.86%***        0.88%
  After expense reimbursements                           0.86%***        0.88%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          1.92%***        1.64%
  After expense reimbursements                           1.92%***        1.64%
 Portfolio turnover                                      8.87%**         1.48%

                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $   16.12        $   14.07       $ 12.32     $ 11.38
                                                   ---------        ---------       -------     -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                  0.26             0.26          0.20         0.15
 Net gain (loss) on securities
  (both realized and unrealized)                        0.76             2.05          1.70         0.94
                                                   ---------        ---------       -------     -------
  Total from investment operations                      1.02             2.31          1.90         1.09
                                                   ---------        ---------       -------     -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.27)           (0.26)        (0.15)       (0.15)
 Distributions from capital gains                      (0.35)               -             -            -
                                                   ---------        ---------       -------     --------
  Total distributions                                  (0.62)           (0.26)        (0.15)       (0.15)
                                                   ---------        ---------       -------     --------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)       N/A          N/A
                                                   ---------        ---------       -------     --------
Net asset value, end of period                     $   16.52        $   16.12       $ 14.07     $  12.32
                                                   =========        =========       =======     ========
Total return                                            6.50%           16.51%        15.51%        9.77%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  17,090        $  16,641       $13,137     $  9,818
 Ratio of expenses to average net assets:
  Before expense reimbursements                         0.91%            0.87%         0.90%        0.95%
  After expense reimbursements                          0.90%            0.85%         0.80%        0.80%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                         1.61%            1.70%         1.04%        1.24%
  After expense reimbursements                          1.62%            1.72%         1.14%        1.39%
 Portfolio turnover                                     2.59%            3.25%        14.43%       30.01%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                        $    17.88         $   16.56
                                                            ----------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.12              0.21
 Net gain (loss) on securities
  (both realized and unrealized)                                 (1.67)             1.96
                                                            ----------         ---------
  Total from investment operations                               (1.55)             2.17
                                                            ----------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                            (0.12)            (0.23)
 Distributions from capital gains                                (0.32)            (0.62)
                                                            ----------         ---------
  Total distributions                                            (0.44)            (0.85)
                                                            ----------         ---------
 Paid in capital from redemption fee (Note 1)                        -                 -
                                                            ----------         ---------
Net asset value, end of period                              $    15.89         $   17.88
                                                            ==========         =========
Total return                                                     (8.91)%**         13.29%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $    4,050         $   4,878
 Ratio of expenses to average net assets:
  Before expense reimbursements                                   1.36%***          1.38%
  After expense reimbursements                                    1.36%***          1.38%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   1.42%***          1.14%
  After expense reimbursements                                    1.42%***          1.14%
 Portfolio turnover                                               8.87%**           1.48%


                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  16.17      $ 14.10        $  12.90
                                                           --------      -------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                         0.18         0.18            0.01
 Net gain (loss) on securities
  (both realized and unrealized)                               0.75         2.07            1.21
                                                           --------      -------        --------
  Total from investment operations                             0.93         2.25            1.22
                                                           --------      -------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                         (0.19)       (0.18)          (0.02)
 Distributions from capital gains                             (0.35)           -               -
                                                           --------     --------       ---------
  Total distributions                                         (0.54)       (0.18)          (0.02)
                                                           --------     --------       ---------
 Paid in capital from redemption fee (Note 1)                     -            -             N/A
                                                           --------     --------       ---------
Net asset value, end of period                             $  16.56      $ 16.17        $  14.10
                                                           ========     ========       =========
Total return                                                   5.92%       16.00%           9.47%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  3,829     $  3,234       $   1,470
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.41%        1.37%           1.40%***
  After expense reimbursements                                 1.40%        1.35%           1.30%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                1.11%        1.20%           0.54%***
  After expense reimbursements                                 1.12%        1.22%           0.64%***
 Portfolio turnover                                            2.59%        3.25%          14.43%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

EUROPEAN GROWTH & INCOME FUND
                                                  Six Months Ended   Year Ended
                                                 February 29, 2008   August 31,
                                                    (Unaudited)         2007
                                                ------------------- ------------
Net asset value, beginning of period               $    11.27         $  9.91
                                                   ----------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                   0.04            0.23
 Net gain (loss) on securities
  (both realized and unrealized)                        (0.54)           1.40
                                                   ----------         -------
  Total from investment operations                      (0.50)           1.63
                                                   ----------         -------
LESS DISTRIBUTIONS
 Dividends from net investment income                   (0.06)          (0.27)
 Distributions from capital gains                           -               -
                                                   ----------         -------
  Total distributions                                   (0.06)          (0.27)
                                                   ----------         -------
 Paid in capital from redemption fee (Note 1)               -               -
                                                   ----------         -------
Net asset value, end of period                     $    10.71         $ 11.27
                                                   ==========         =======
Total return                                            (4.52)%**       16.54%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $    8,439         $ 7,367
 Ratio of expenses to average net assets:
  Before expense reimbursements                          1.34%***        1.41%
  After expense reimbursements                           1.00%***        1.00%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          0.34%***        1.83%
  After expense reimbursements                           0.70%***        2.24%
 Portfolio turnover                                      0.00%**         0.00%

                                                 Year Ended     Year Ended     Year Ended   Year Ended
                                                 August 31,     August 31,     August 31,   August 31,
                                                    2006           2005           2004         2003
                                                ------------ ---------------- ------------ -----------
Net asset value, beginning of period              $  8.57        $   7.10       $  6.18       $ 5.80
                                                  -------        --------       -------       ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.24            0.15          0.16         0.11
 Net gain (loss) on securities
  (both realized and unrealized)                     1.29            1.48          0.89         0.35
                                                  -------        --------       -------       ------
  Total from investment operations                   1.53            1.63          1.05         0.46
                                                  -------        --------       -------       ------
LESS DISTRIBUTIONS
 Dividends from net investment income               (0.19)          (0.16)        (0.13)       (0.08)
 Distributions from capital gains                       -               -             -            -
                                                  -------       ---------       -------      -------
  Total distributions                               (0.19)          (0.16)        (0.13)       (0.08)
                                                  -------       ---------       -------      -------
 Paid in capital from redemption fee (Note 1)           -           (0.00)(a)       N/A          N/A
                                                  -------       ---------       -------      -------
Net asset value, end of period                    $  9.91        $   8.57       $  7.10       $ 6.18
                                                  =======       =========       =======      =======
Total return                                        17.97%          23.15%        17.04%        8.17%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)             $ 5,719       $   5,024       $ 3,923      $ 3,364
 Ratio of expenses to average net assets:
  Before expense reimbursements                      1.49%           1.55%         1.72%        1.99%
  After expense reimbursements                       1.00%           0.98%         0.95%        0.95%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                      2.48%           1.41%         1.17%        0.83%
  After expense reimbursements                       2.97%           1.98%         1.94%        1.87%
 Portfolio turnover                                  3.24%           1.47%         2.01%        0.00%

K Shares
                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
                                                         ------------------- ------------
Net asset value, beginning of period                        $    11.31         $  9.94
                                                            ----------         -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            0.01            0.18
 Net gain (loss) on securities
  (both realized and unrealized)                                 (0.55)           1.40
                                                            ----------         -------
  Total from investment operations                               (0.54)           1.58
                                                            ----------         -------
LESS DISTRIBUTIONS
 Dividends from net investment income                            (0.03)          (0.21)
 Distributions from capital gains                                    -               -
                                                            ----------         -------
  Total distributions                                            (0.03)          (0.21)
                                                            ----------         -------
 Paid in capital from redemption fee (Note 1)                        -               -
                                                            ----------         -------
Net asset value, end of period                              $    10.74         $ 11.31
                                                            ==========         =======
Total return                                                     (4.83)%**       16.02%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $    5,605         $ 6,519
 Ratio of expenses to average net assets:
  Before expense reimbursements                                   1.84%***        1.91%
  After expense reimbursements                                    1.50%***        1.50%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                  (0.16)%***       1.33%
  After expense reimbursements                                    0.20%***        1.74%
 Portfolio turnover                                               0.00%**         0.00%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $  8.60       $ 7.11         $   6.61
                                                           -------       ------         --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.19         0.10             0.08
 Net gain (loss) on securities
  (both realized and unrealized)                              1.29         1.51             0.48
                                                           -------       ------         --------
  Total from investment operations                            1.48         1.61             0.56
                                                           -------       ------         --------
LESS DISTRIBUTIONS
 Dividends from net investment income                        (0.14)       (0.12)           (0.06)
 Distributions from capital gains                                -            -                -
                                                           -------      -------        ---------
  Total distributions                                        (0.14)       (0.12)           (0.06)
                                                           -------      -------        ---------
 Paid in capital from redemption fee (Note 1)                    -            -              N/A
                                                           -------      -------        ---------
Net asset value, end of period                             $  9.94      $  8.60         $   7.11
                                                           =======      =======        =========
Total return                                                 17.31%       22.78%            8.43%**
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $ 4,576      $ 3,052        $   1,177
 Ratio of expenses to average net assets:
  Before expense reimbursements                               1.99%        2.07%            2.22%***
  After expense reimbursements                                1.50%        1.50%            1.45%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               1.98%        0.89%            0.67%***
  After expense reimbursements                                2.47%        1.46%            1.44%***
 Portfolio turnover                                           3.24%        1.47%            2.01%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
         (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD) - (CONTINUED)
--------------------------------------------------------------------------------

NASDAQ-100 INDEX FUND
                                                  Six Months Ended     Year Ended
                                                 February 29, 2008     August 31,
                                                    (Unaudited)           2007
                                                ------------------- ----------------
Net asset value, beginning of period               $      4.97         $    3.96
                                                   -----------         ---------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                    0.00(a)          (0.00)(a)
 Net gain (loss) on securities
  (both realized and unrealized)                         (0.60)             1.01
                                                   -----------         ---------
  Total from investment operations                       (0.60)             1.01
                                                   -----------         ---------
LESS DISTRIBUTIONS
 Dividends from net investment income                        -                 -
 Distributions from capital gains                            -                 -
                                                   -----------         ---------
  Total distributions                                        -                 -
                                                   -----------         ---------
 Paid in capital from redemption fee (Note 1)            (0.00)(a)             -
                                                   -----------         ---------
Net asset value, end of period                     $      4.37         $    4.97
                                                   ===========         =========
Total return                                            (12.07)%**         25.51%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $    12,990         $  13,542
 Ratio of expenses to average net assets:
  Before expense reimbursements                           0.98%***          1.01%
  After expense reimbursements                            0.66%***          0.74%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                          (0.24)%***        (0.36)%
  After expense reimbursements                            0.06%***         (0.09)%
 Portfolio turnover                                      14.27%**           5.02%

                                                   Year Ended       Year Ended     Year Ended   Year Ended
                                                   August 31,       August 31,     August 31,   August 31,
                                                      2006             2005           2004         2003
                                                ---------------- ---------------- ------------ -----------
Net asset value, beginning of period               $    3.98        $    3.46       $  3.41      $  2.41
                                                   ---------        ---------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                 (0.00)(a)         0.03         (0.01)       (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                       (0.01)            0.51          0.06         1.01
                                                   ---------        ---------       -------      -------
  Total from investment operations                     (0.01)            0.54          0.05         1.00
                                                   ---------        ---------       -------      -------
LESS DISTRIBUTIONS
 Dividends from net investment income                  (0.01)           (0.02)            -            -
 Distributions from capital gains                          -                -             -            -
                                                   ---------        ---------       -------      -------
  Total distributions                                  (0.01)           (0.02)            -            -
                                                   ---------        ---------       -------      -------
 Paid in capital from redemption fee (Note 1)          (0.00)(a)        (0.00)(a)       N/A          N/A
                                                   ---------        ---------       -------      -------
Net asset value, end of period                     $    3.96        $    3.98       $  3.46      $  3.41
                                                   =========        =========       =======      =======
Total return                                           (0.24)%          15.47%         1.47%       41.49%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)              $  12,072        $  15,161       $14,349      $14,928
 Ratio of expenses to average net assets:
  Before expense reimbursements                         1.03%            0.95%         0.91%        1.05%
  After expense reimbursements                          0.74%            0.71%         0.65%        0.65%
 Ratio of net investment income to average net
  assets:
  Before expense reimbursements                        (0.34)%           0.41%        (0.62)%      (0.80)%
  After expense reimbursements                         (0.05)%           0.65%        (0.36)%      (0.40)%
 Portfolio turnover                                    14.07%            9.94%         8.82%        8.64%

                                                           Six Months Ended   Year Ended
                                                          February 29, 2008   August 31,
                                                             (Unaudited)         2007
K Shares                                                 ------------------- ------------
Net asset value, beginning of period                        $      4.91        $   3.93
                                                            -----------        --------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                            (0.01)          (0.02)
 Net gain (loss) on securities
  (both realized and unrealized)                                  (0.60)           1.00
                                                            -----------        --------
  Total from investment operations                                (0.61)           0.98
                                                            -----------        --------
LESS DISTRIBUTIONS
 Dividends from net investment income                                 -               -
 Distributions from capital gains                                     -               -
                                                            -----------        --------
  Total distributions                                                 -               -
                                                            -----------        --------
 Paid in capital from redemption fee (Note 1)                         -               -
                                                            -----------        --------
Net asset value, end of period                              $      4.30        $   4.91
                                                            ===========        ========
Total return                                                     (12.42)%**       24.94%
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                       $     4,638        $  5,978
 Ratio of expenses to average net assets:
  Before expense reimbursements                                    1.48%* **       1.51%
  After expense reimbursements                                     1.16%* **       1.24%
 Ratio of net investment income to average net assets:
  Before expense reimbursements                                   (0.74)%***      (0.86)%
  After expense reimbursements                                    (0.44)%***      (0.59)%
 Portfolio turnover                                               14.27%* *        5.02%

                                                          Year Ended   Year Ended   October 16, 2003*
                                                          August 31,   August 31,     to August 31,
                                                             2006         2005            2004
                                                         ------------ ------------ ------------------
Net asset value, beginning of period                       $   3.96     $   3.45      $     3.62
                                                           --------     --------      ----------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        (0.02)           -           (0.01)
 Net gain (loss) on securities
  (both realized and unrealized)                              (0.01)        0.52           (0.16)
                                                           --------     --------      ----------
  Total from investment operations                            (0.03)        0.52           (0.17)
                                                           --------     --------      ----------
LESS DISTRIBUTIONS
 Dividends from net investment income                             -        (0.01)              -
 Distributions from capital gains                                 -            -               -
                                                           --------     --------      ----------
  Total distributions                                             -        (0.01)              -
                                                           --------     --------      ----------
 Paid in capital from redemption fee (Note 1)                     -            -             N/A
                                                           --------     --------      ----------
Net asset value, end of period                             $   3.93     $   3.96      $     3.45
                                                           ========     ========      ==========
Total return                                                  (0.76)%      15.13%          (4.70)%**
RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)                      $  3,908     $  3,417      $    1,651
 Ratio of expenses to average net assets:
  Before expense reimbursements                                1.53%        1.46%           1.41%***
  After expense reimbursements                                 1.24%        1.22%           1.15%***
 Ratio of net investment income to average net assets:
  Before expense reimbursements                               (0.84)%      (0.10)%         (1.12)%***
  After expense reimbursements                                (0.55)%       0.14%          (0.86)%***
 Portfolio turnover                                           14.07%        9.94%           8.82%

*     Commencement of operations

**    Not Annualized

***   Annualized

(a)   Less than $0.01 per share

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 29, 2008
                        NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Income Fund, California Insured Intermediate Fund, California Tax-Free Money Market Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund are a series of shares of beneficial interest of California Investment Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund and California Insured Intermediate Fund seek as high a level of income exempt from federal and California personal income taxes as is consistent with prudent investment management and safety of capital. California Tax-Free Money Market Fund seeks capital preservation, liquidity and the highest achievable current income exempt from both federal and California personal income taxes consistent with safety. U.S. Government Securities Fund seeks safety from credit risk, liquidity, and as high a level of income as is consistent with these objectives by investment in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities. The United States Treasury Trust seeks preservation of capital, safety, liquidity and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's MidCap 400 Index and the Standard & Poor's SmallCap 600 Index, respectively. The Equity Income Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors principal and has a high level of income as is consistent with these objectives by investing in mainly U.S. government securities.

     California Investment Trust began offering an additional class of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

     (a) Security Valuation - Portfolio securities of the S&P 500, S&P MidCap, S&P SmallCap Index Funds, Equity Income Fund, European Growth & Income Fund, and Nasdaq-100 Index Fund listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund and the California Insured Intermediate Fund are valued by an independent pricing service that uses market quotations, representing the latest available bid price, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established by the Funds' Board of Trustees. The U.S. Government Securities Fund and the Short-Term U.S. Government Bond Fund are valued by an independent pricing service that uses market quotations representing the latest available mean between the bid and ask price, prices provided by market makers or estimates of market value obtained from yield data relating to instruments or securities with similar characteristics. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost, which the Board of Trustees has determined in good faith to constitute fair value.

     (b) Futures Contracts - Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income, European Growth & Income Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

     (c) Federal Income Taxes - No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2007, available to offset future capital gains, if any, are as follows:

                                                Short-Term
              California      United States    United States
            Tax-Free Money      Government      Government    The United States     S&P 500    European Growth    Nasdaq-100
 Expiring     Market Fund    Securities Fund     Bond Fund      Treasury Trust    Index Fund    & Income Fund     Index Fund
---------- ---------------- ----------------- -------------- ------------------- ------------ ----------------- --------------
   2008         $    -           $      -        $      -           $    -        $        -       $ 53,456      $   537,333
   2009              -                  -               -                -         3,651,999         40,585        2,356,290
   2011              -                  -               -                -         2,790,405        104,291        3,015,439
   2012          3,258                  -               -                -                 -          2,426        1,963,355
   2013              -             19,440          15,901               60                 -         59,164        2,084,713
   2014              -            266,271         187,828            5,937                 -          9,731          251,077
   2015              -             80,163         144,017            2,443                 -          6,268        1,821,380
                ------           --------        --------           ------        ----------       --------      -----------
   Total        $3,258           $365,874        $347,746           $8,440        $6,442,404       $275,921      $12,029,587
                ======           ========        ========           ======        ==========       ========      ===========

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 29, 2008
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

     Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2007, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

                                                                 Increase (Decrease)
                                        Increase (Decrease)       Undistributed Net        Increase (Decrease)
                                          Paid-in Capital     Investment Income (Loss)   Accumulated Gain/(Loss)
                                       --------------------- -------------------------- ------------------------
California Tax-Free Income Fund              $       -               $ (46,825)                $  46,825
U.S. Government Securities Fund                      -                  43,874                   (43,874)
Short-Term U.S. Government Bond Fund                 -                   2,172                    (2,172)
S&P Mid Cap Index Fund                               -                  12,360                   (12,360)
S&P Small Cap Index Fund                             -                  24,675                   (24,675)
European Growth & Income Fund                     (806)                      -                       806
Nasdaq-100 Index Fund                          (41,715)                 41,715                         -

     (d) Security Transactions, Investment Income and Distributions to Shareholders - Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust's understanding of the applicable country's tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Equity Income Fund, European Growth & Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00.If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

     (e) Concentration - The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in the state of California.

     (f) Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

     (g) Share Valuations - The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market Funds are closed on Columbus Day (observed) and Veteran's Day (observed). The offering and redemption price per share of each Fund is equal to a Fund's NAV per share. Shares of certain funds were charged a 1% redemption fee on shares redeemed or exchanged within seven days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital, and such fees became part of that Fund's daily NAV calculation. The redemption fee was established January 1, 2005.

     (h) Accounting for Uncertainty in Income Taxes - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has completed their analysis and the adoption of FIN 48 did not impact the Funds' net assets or results of operations.

     (i) Fair Value Measurements - In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.


Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS
     CCM Partners ("CCM"), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds' average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives compensation at the annual rate of 0.25% and 0.40%, respectively, of the Funds' average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund, Equity Income Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund, CCM receives compensation at the annual rate of 0.50% of the first $500 million of net assets, plus 0.45% on net assets from $500 million to $1 billion, and 0.40% of net assets above $1 billion. In accordance with the terms of the management agreement with the European Growth & Income Fund, CCM receives compensation at the annual rate of 0.85% of the Fund's average daily net assets. CCM has agreed to reduce its fee by, or reimburse the respective Funds for, any amount necessary to prevent a Fund's total expenses, excluding extraordinary items, from exceeding 1.00% (or 1.50% for Class K shares) of that Fund's average daily net assets. CCM has voluntarily reimbursed more expenses than contractually obligated. This voluntary reimbursement is effective for a calendar year, with renewal at the end of each calendar year, and is subject to recoupment within three fiscal years following a particular reimbursement, but only to the extent the reimbursement does not cause the Fund to exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees' review and approval. Reimbursement from the manager for the six months ended February 29, 2008, is as follows:

                                                   Voluntary Expense Limitation
                                        --------------------------------------------------
Fund                                     Reimburse   Direct Shares   K Shares   Expiration
--------------------------------------- ----------- --------------- ---------- -----------
California Insured Intermediate Fund      $17,983         0.68%          N/A     12/31/08
California Tax-Free Money Market Fund     $85,178         0.53%          N/A     12/31/08
U.S. Government Securities Fund           $19,007         0.74%         1.24%    12/31/08

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 29, 2008
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

                                                  Voluntary Expense Limitation
                                       --------------------------------------------------
Fund                                    Reimburse   Direct Shares   K Shares   Expiration
-------------------------------------- ----------- --------------- ---------- -----------
Short-Term U.S. Government Bond Fund     $25,399         0.59%         1.09%    12/31/08
The United States Treasury Trust         $58,053         0.53%         1.03%    12/31/08
S&P 500 Index Fund                       $91,589         0.36%         0.86%    12/31/08
S&P MidCap Index Fund                    $53,256         0.58%         1.08%    12/31/08
S&P SmallCap Index Fund                  $32,519         0.74%         1.24%    12/31/08
European Growth & Income Fund            $25,934         1.00%         1.50%    12/31/08
Nasdaq-100 Index Fund                    $33,870         0.49%         0.99%    12/31/08

     At August 31, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $1,656,567. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                          Expires     Expires
Fund                                      8/31/09     8/31/10
--------------------------------------- ----------- ----------
California Insured Intermediate Fund     $ 41,744    $ 36,934
California Tax-Free Money Market Fund    $145,589    $175,932
U.S. Government Securities Fund          $ 31,857    $ 33,268
Short-Term U.S. Government Bond Fund     $ 50,442    $ 49,017
The United States Treasury Trust         $104,529    $118,097
S&P 500 Index Fund                       $187,303    $176,669
S&P MidCap Index Fund                    $108,736    $ 89,673
S&P SmallCap Index Fund                  $ 57,446    $ 56,922
Equity Income Fund                       $    950    $      -
European Growth & Income Fund            $ 44,359    $ 49,572
Nasdaq-100 Index Fund                    $ 51,952    $ 48,276

     The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of Trustee review and approval prior to the time the reimbursement is initiated.

     As compensation for administrative duties not covered by the management agreement, CCM receives an administration fee, which became effective February 28, 2005. The administration fee is based on assets held, in aggregate, by the Funds comprising California Investment Trust . The fee rates are 0.10% on the first $100 million, 0.08% on the next $400 million, and 0.06% on combined assets over $500 million.

     Certain officers and trustees of the Trust are also partners of CCM. The Chief Compliance Officer ("CCO") of the Trust is also employed by CCM Partners, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of salary allocated to duties as the CCO of the Trust, and CCM Partners is reimbursed by the Trust for this salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

     California Investment Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of California Investment Trust pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Share of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund's Class K Shares.

     California Investment Trust has adopted a Shareholder Services Plan (the "Services Plan"), whereby the Class K Shares of each Fund of California Investment Trust pay CCM Partners, LP, the Funds' Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning Class K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

     For the six months ended February 29, 2008, the following were paid by the Class K Shares of each Fund of California Investment Trust:

                                                     Shareholder
Fund                                    12b-1 Fees   Service Fees
-------------------------------------- ------------ -------------
U.S. Government Securities Fund           $ 7,654      $ 7,654
Short-Term U.S. Government Bond Fund      $ 2,630      $ 2,630
The United States Treasury Trust          $ 3,456      $ 3,456
S&P 500 Index Fund                        $10,239      $10,239
S&P MidCap Index Fund                     $ 8,813      $ 8,813
S&P SmallCap Index Fund                   $11,235      $11,235
Equity Income Fund                        $ 5,967      $ 5,967
European Growth & Income Fund             $ 8,528      $ 8,528
Nasdaq-100 Index Fund                     $ 7,492      $ 7,492

Note 3 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the six months ended February 29, 2008 were as follows:

Fund                                     Purchases       Sales
-------------------------------------- ------------- -------------
California Tax-Free Income Fund         $ 2,089,640   $   285,000
California Insured Intermediate Fund    $         -   $   392,700
U.S. Government Securities Fund         $         -   $ 2,975,625
Short-Term U.S. Government Bond Fund    $ 2,231,430   $ 3,415,230
S&P 500 Index Fund                      $ 3,019,994   $ 5,904,779
S&P MidCap Index Fund                   $19,127,727   $21,386,750
S&P SmallCap Index Fund                 $ 1,134,426   $ 1,409,662
Equity Income Fund                      $ 2,143,470   $ 2,834,360
European Growth & Income Fund           $ 1,246,907   $         -
Nasdaq-100 Index Fund                   $ 3,892,889   $ 2,949,486

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 29, 2008
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Note 4 - TAX CHARACTER

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole. The tax character of distributions paid during the year ended August 31, 2007 was as follows:

                                                                  Long-Term Capital   Exempt-Interest
                                                Ordinary Income         Gains            Dividends     Total Distributions
                                               ----------------- ------------------- ---------------- --------------------
California Tax-Free Income Fund         2007       $        -    $1,106,888*            $5,113,137        $  6,220,025
California Insured Intermediate Fund    2007       $        -    $   20,390*            $  580,438        $    600,828
California Tax-Free Money Market Fund   2007       $        -    $        -             $2,836,260        $  2,836,260
U.S. Government Securities Fund         2007       $1,085,692    $        -             $        -        $  1,085,692
Short-Term U.S. Government Bond Fund    2007       $  538,719    $        -             $        -        $    538,719
The United States Treasury Trust        2007       $2,129,076    $        -             $        -        $  2,129,076
S&P 500 Index Fund                      2007       $1,825,506    $        -             $        -        $  1,825,506
S&P MidCap Index Fund                   2007       $1,355,279    $9,742,612*            $        -        $ 11,097,891
S&P Small Cap Index Fund                2007       $  456,866    $2,412,503*            $        -        $  2,869,369
Equity Income Fund                      2007       $  401,017    $  784,301*            $        -        $  1,185,318
European Growth & Income Fund           2007       $  272,574    $        -             $        -        $    272,574
Nasdaq-100 Index Fund                   2007       $        -    $        -             $        -        $          -

* The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2007.

     The tax character of distributable earnings at August 31, 2007 was as follows:

                                                           Undistributed
                                          Undistributed      Long-Term
                                         Ordinary Income    Capital Gain
                                        ----------------- ---------------
California Tax-Free Income Fund             $  22,733      $    484,477
California Insured Intermediate Fund        $   1,579      $          -
California Tax-Free Money Market Fund       $       -      $          -
U.S. Government Securities Fund             $   9,730      $          -
Short-Term U.S. Government Bond Fund        $   1,365      $          -
The United States Treasury Trust            $     105      $          -
S&P 500 Index Fund                          $ 275,175      $          -
S&P MidCap Index Fund                       $ 169,580      $ 16,476,031
S&P Small Cap Index Fund                    $ 236,577      $  2,730,548
Equity Income Fund                          $ 181,053      $    165,460
European Growth & Income Fund               $  40,338      $          -
Nasdaq-100 Index Fund                       $       -      $          -



                                                            Unrealized                         Total
                                          Capital Loss     Appreciation    Post October    Distributable
                                         Carry Forwards   (Depreciation)     Losses**        Earnings
                                        ---------------- ---------------- -------------- ----------------
California Tax-Free Income Fund          $           -     $  2,979,866     $        -    $   3,487,076
California Insured Intermediate Fund     $           -     $      8,315     $  (13,492)   $      (3,598)
California Tax-Free Money Market Fund    $      (3,258)    $          -     $        -    $      (3,258)
U.S. Government Securities Fund          $    (365,874)    $   (293,678)    $  (34,220)   $    (684,042)
Short-Term U.S. Government Bond Fund     $    (347,746)    $     79,293     $  (23,800)   $    (290,888)
The United States Treasury Trust         $      (8,440)    $          -     $        -    $      (8,335)
S&P 500 Index Fund                       $  (6,442,404)    $ 40,788,024     $        -    $  34,620,795
S&P MidCap Index Fund                    $           -     $ 47,683,159     $        -    $  64,328,770
S&P Small Cap Index Fund                 $           -     $  8,780,766     $        -    $  11,474,891
Equity Income Fund                       $           -     $  6,004,450     $        -    $   6,350,963
European Growth & Income Fund            $    (275,921)    $  3,736,823     $  (10,509)   $   3,490,731
Nasdaq-100 Index Fund                    $ (12,029,587)    $  4,510,018     $ (494,580)   $  (8,014,149)

** Under the current tax law, capital losses realized after October 31 and prior to the Funds' fiscal year end may be deferred as occurring on the first day of the following fiscal year.

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

--------------------------------------------------------------------------------
CALIFORNIA INVESTMENT TRUST                                    FEBRUARY 29, 2008
                NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

Note 5 -  INVESTMENTS IN THE UNITED STATES TREASURY TRUST FUND

     The United States Treasury Trust (the Sweep Money Fund) is also managed by CCM and may be considered an affiliate since it has the same Officers, Trustees, and Investment Manager as the Funds. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.



                                                                             Balance of
                                                                             Shares Held
                                                                            September 1,
Fund                                              Name of Issuer                2007
--------------------------------------- ---------------------------------- --------------
U.S. Government Securities Fund         The United States Treasury Trust       10,633
Short-Term U.S. Government Bond Fund    The United States Treasury Trust       19,703
S&P 500 Index Fund                      The United States Treasury Trust       61,520
S&P MidCap Index Fund                   The United States Treasury Trust       11,527
S&P SmallCap Index Fund                 The United States Treasury Trust       27,005
Equity Income Fund                      The United States Treasury Trust       87,433
European Growth & Income Fund           The United States Treasury Trust       12,943
Nasdaq-100 Index Fund                   The United States Treasury Trust       16,981



                                                                                            Income from
                                                                                            Investments
                                     Gross                    Balance of                   in Affiliated
                                   Purchases   Gross Sales    Shares Held       Value         Issuers
                                   and Addi-       and       February 29,   February 29,    Included in
Fund                                 tions      Reductions       2008           2008       Total Income
--------------------------------- ----------- ------------- -------------- -------------- --------------
U.S. Government Securities Fund   1,440,320     1,358,583       92,370         $92,370         $954
Short-Term U.S. Government Bond
 Fund                             1,263,103     1,258,679       24,127         $24,127         $850
S&P 500 Index Fund                1,758,371     1,812,798        7,093         $ 7,093         $787
S&P MidCap Index Fund             2,249,160     2,220,067       40,620         $40,620         $838
S&P SmallCap Index Fund           1,942,016     1,932,304       36,717         $36,717         $790
Equity Income Fund                1,629,281     1,682,770       33,944         $33,944         $709
European Growth & Income Fund     1,571,564     1,532,167       52,340         $52,340         $783
Nasdaq-100 Index Fund             1,543,103     1,497,332       62,752         $62,752         $721

--------------------------------------------------------------------------------
(UNAUDITED)


     Fund Holdings: The Fund holdings shown in this report are as of August 31, 2007. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room to Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information filed in the form N-Q also may be obtained by visiting the Funds' website at www.caltrust.com or by calling (800) 225-8778.

     Proxy Voting Record: The Funds' Statement of Additional Information ("SAI") containing a description of the policies and procedures that the California Investment Trust Fund Group uses to determine how to vote proxies relating to portfolio securities, along with each Fund's proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2007, is available upon request, at no charge, at the phone number below, or on the SEC's website at www.sec.gov.

     This report is submitted for the general information of the shareholders of the California Investment Trust Fund Group. It is authorized for distribution only if preceded or accompanied by a current California Investment Trust Fund Group prospectus. Additional copies of the prospectus may be obtained by calling (800) 225-8778 or can be downloaded from the Funds' website at www.caltrust.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

--------------------------------------------------------------------------------
                    BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------

     Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:


        Trustee                  Address           Date of Birth    Position Held with the Trust    Length of Time Served
----------------------- ------------------------- --------------- -------------------------------- ----------------------
Stephen C. Rogers       P.O. Box 387              06/27/66        President, Secretary, Chairman   Since August 1998
                        San Francisco, CA 94104                   & Trustee

James W. Miller, Jr.    P.O. Box 387              05/28/66        Trustee                          Since August 2001
                        San Francisco, CA 94104

Kevin T. Kogler         P.O. Box 387              02/21/66        Trustee                          Since May 2006
                        San Francisco, CA 94104

Stephen H. Sutro        P.O. Box 387              04/09/69        Trustee                          Since May 2006
                        San Francisco, CA 94104

Christopher P. Browne   P.O. Box 387              02/07/67        Treasurer                        Since October 2004
                        San Francisco, CA 94104

     Each Trustee oversees the Trust's twelve Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:


*Stephen C. Rogers      Chief Executive Officer, CCM Partners, 1999 to present; Chief Operating Officer, CCM Partners 1997 to 1999; Administrative Officer, CCM Partners 1994 - 1997; Marketing Representative, CCM Part-
                        ners, 1993 to 1994.

James W. Miller, Jr.    Director, RREEF 2006 to present; Executive Vice President, Jones Lang LaSalle Americas, Inc. 1999 to
                        2006; Associate, Orrick Herrington & Sutcliffe LLP, 1996 - 1999; Associate, Gordon & Rees LLP,
                        1992 - 1993.

Kevin T. Kogler         Partner, Robertson Piper Software Group, 2006 to present; Senior Vice President, Technology Invest-
                        ment Banking, Friedman, Billings Ramsey, 2003 to 2006; Director, Technology Investment Banking,
                        Salomon Smith Barney, 2001 - 2002;Vice President, Technology Investment Banking, CS First
                        Boston/Donaldson Lufkin & Jenrette, 1997 - 2001

Stephen H. Sutro        Partner, Duane Morris LLP (law firm), 2003 to present; Associate, Duane Morris LLP 2000 - 2002,
                        Associate, Hancock Rothert & Bunshoft (law firm), 1994 - 1999.

Christopher P. Browne   Portfolio Manager, CCM Partners, 2004 to present; Manager, Autodesk, 2000 - 2004; Principal,
                        Baystar Capital, 1998 - 2000.

Additional information on the Trustees may be found in the SAI, which is available, without charge, upon request, by calling (800) 225-8778.

* Trustee deemed to be an "interested person" of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of CCM Partners, the Trust's Advisor and Administrator.

CALIFORNIA
INVESTMENT TRUST
----------------
FUND GROUP

P.O. Box 387
San Francisco, CA 94104

ITEM 2. CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVEESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics not applicable for semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

California Investment Trust

By (Signature and Title)   /s/ Stephen C. Rogers
                        --------------------------------------------------------
                           Stephen C. Rogers, President        Date: May 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Stephen C. Rogers
                        --------------------------------------------------------
                           Stephen C. Rogers, President        Date: May 9, 2008

By (Signature and Title)   /s/ Christopher P. Browne
                        --------------------------------------------------------
                           Christopher P. Browne, Treasurer    Date: May 9, 2008


                                      -3-